As filed with the Securities and Exchange Commission on April 25, 2018

Registration Nos. 333-158546; 811-03972

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 10	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 67	(X)

FUTUREFUNDS SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Office)

(303) 737-3000

(Depositor’s Telephone Number)

Robert L. Reynolds

President & Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x on May 1, 2018, pursuant to paragraph (b) of Rule 485

60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

FUTUREFUNDS SELECT
A Group Fixed and Variable Deferred Annuity Contract
Issued by
FutureFunds Series Account
of Great-West Life & Annuity Insurance Company
Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255
Overview
This Prospectus describes FutureFunds Select, a group flexible premium deferred fixed and variable annuity contract (“Contract”) designed for purchase by employers, associations and organizations to fund either tax-qualified retirement programs that qualify for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), or certain non-qualified plans. The Contract provides a variable annuity insurance contract that includes investment divisions (“Variable Accounts”) of FutureFunds Series Account (the “Series Account”), the value of which is based on the investment performance of the corresponding mutual funds (“Eligible Funds”) you select, as listed below. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts. Great-West Life & Annuity Insurance Company (“we,” “us” or “Great-West”) issues Contracts in connection with the following retirement plans (“Plans”):
•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).
Participation in the Contract
You may be eligible to participate in the Contract if you participate in one of the Plans listed above. The owner of a Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Contractholder”).
Great-West will establish a Participant account (“Participant Account”) in your name. This Participant Account will reflect the dollar value of the Contributions made on your behalf.
Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.
Payment Options
The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed payments. Depending on the terms of your Plan, other annuity payment options acceptable to Great-West may be available under your Contract, including options that provide for variable payments or a combination of fixed and variable payments. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Contract, and (2) your needs and circumstances.
The date of this Prospectus is May 1, 2018
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Allocating Your Money
You can allocate your Contributions among several Variable Accounts of the Series Account. Each Variable Account invests all of its assets in one of the corresponding Eligible Funds. The following is a list of each Eligible Fund:
Alger Balanced Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)
American Century Investments® Equity Income Fund (Investor Class Shares)
American Century Investments® Income & Growth Fund (Investor Class Shares)
American Funds The Growth Fund of America® (Class R3 Shares)
Artisan International Fund (Investor Shares)
ClearBridge International Small Cap Fund (Class A Shares)
Columbia Contrarian Core Fund (Class A Shares)
Columbia Mid Cap Value Fund (Class R Shares)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1 Shares)
Davis New York Venture Fund (Class R Shares)
Federated Equity Income Fund, Inc. (Class A Shares)
Fidelity® Variable Insurance Products Contrafund® Portfolio (Initial Class Shares)
Fidelity® Variable Insurance Products Growth Portfolio (Initial Class Shares)
Franklin Small-Mid Cap Growth Fund (Class A Shares)
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares)*
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2050 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2055 Fund (Investor Class Shares)
Great-West Loomis Sayles Bond Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares)

Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares)
Great-West T. Rowe Price Equity Income Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares)
Invesco American Value Fund (Class R Shares)
Invesco Comstock Fund (Class R Shares)
Invesco Small Cap Growth Fund (Class A Shares)*
Janus Henderson Forty Fund (Class T Shares)*
Janus Henderson Global Research Fund (Class T Shares)*
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares)*
Janus Henderson Research Fund (Class T Shares)
Lord Abbett Value Opportunities Fund (Class R4 Shares)
MFS® Growth Fund (Class A Shares)*
Oppenheimer Capital Appreciation Fund (Class A Shares)
Oppenheimer Global Fund (Class A Shares)
PIMCO Total Return Fund (Administrative Class Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)
Putnam High Yield Fund (Class R Shares)
Putnam Income Fund (Class A Shares)
Putnam International Capital Opportunities Fund (Class R Shares)
Royce Total Return Fund (Service Class Shares)
Victory RS Select Growth Fund (Class A Shares)
Victory RS Small Cap Growth Fund (Class A Shares)*
Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
* This Variable Account is closed to incoming Transfers and new Contributions.
You may also allocate your money to a “Fixed Account” option where you can earn a fixed rate of return on your investment set by Great-West in its sole discretion. Your interest in Fixed Account(s) is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).
The Variable Account(s) and the Fixed Account(s) available to you will depend on the terms of the Contract. Please consult with the Contractholder and/or the Contract for more information. We offer other variable annuity contracts supported by the Series Account that have different charges and contract features.
This Prospectus presents important information you should read before participating in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2018, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding Great-West by visiting the SEC’s website at www.sec.gov.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
The Contract is not available in all states.

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Definitions
Accumulation Period: The period between the effective date of your participation in the Contract and the Annuity Commencement Date or date of Distribution or Transfer out of Contract. During this period, you may make Contributions to the Contract.
Accumulation Unit: The accounting measure described in the Contract and used by Great-West to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Alternate Payee: Any Spouse, former Spouse, child or other dependent of a Participant who is recognized by a Qualified Domestic Relations Order as having a right to receive all or a portion of the benefit payable under a Plan with respect to such Participant.
Annuity Commencement Date: The date annuity payments begin under an annuity payment option.
Code: The Internal Revenue Code of 1986, as amended from time to time, or any future United States Internal Revenue law that replaces the Internal Revenue Code of 1986. References herein to specific section numbers shall be deemed to include Treasury regulations and Internal Revenue Service guidance thereunder, and to corresponding provisions of any future Internal Revenue law that replaces the Internal Revenue Code of 1986.
Contract: An agreement between Great-West and the Contractholder providing a group flexible premium deferred fixed and variable annuity issued in connection with certain retirement plans.
Contractholder: Depending on the type of Plan and the employer’s involvement, the Contractholder will be an employer, Plan trustee, certain employer associations or certain employee associations.
Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts received by Great-West under the Contract on your behalf and allocated to a Participant Account.
Distribution(s): Amounts paid out of the annuity contract pursuant to the terms of the Plans.
Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which a Variable Account invests all of its assets.
Fixed Account(s): One or more accounts within the General Account that provides a rate of return into which Contributions may be allocated or the Participant Account Value may be Transferred. Your interests in the Fixed Account(s) are not securities and are not subject to review by the SEC. Please refer to your Contract for more information about the available Fixed Accounts.
Fixed Account Value: The sum of your interest in the Fixed Account(s).
General Account: Great-West’s assets other than those held in any segregated investment account or the Series Account.
Participant: The person who is eligible to and elects to participate in the Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.
Participant Account: A separate record in the name of each Participant which reflects his or her share in the Variable Accounts and Fixed Accounts.
Participant Account Value: The total value of your interest under the Contract. It is the total of your Fixed Account Values and Variable Account Values credited to the Participant Account.
Payee: A person entitled to receive all or a portion of the value of the Participant Account.
Plan: The underlying plan document of the Contractholder written in accordance with the applicable sections of the Code. For purposes of Code Section 403(b) annuity programs that do not have a plan document, Plan will herein mean the provisions and/or rules of the Contractholder’s 403(b) annuity program.
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Premium Tax: The amount of tax, if any, charged by a state or other governmental authority in connection with the Contract.
Qualified Domestic Relations Order: A domestic relations order that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to a Participant and that complies with the requirements of the Code and the Employee Retirement Income Security Act of 1972, as amended (“ERISA”), if applicable, and is approved by the Plan.
Request: An inquiry or instruction in a form satisfactory to Great-West. A valid Request must be: (1) received by Great-West at its Administrative Offices; (2) approved by the Contractholder, or the Contractholder’s designee; and (3) submitted in accordance with the provisions of the Contract, or as required by Great-West.
Restorations: A type of Start-Up Cost we incur when we agree to restore any back-end load charges, market value adjustments, or other investment charges deducted from Plan assets under a prior investment option.
Series Account: FutureFunds Series Account, a segregated investment account established by Great-West into which Contributions may be invested or the Participant Account Value may be Transferred. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Variable Accounts.
Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Start-Up Costs: The amounts we incur in acquiring and implementing the Plan, which may include but are not limited to restorations, commissions or other costs.
Transfer: When you move all or a portion of your Participant Account Value from one Variable Account, Fixed Account or provider to another.
Valuation Date: The date on which the net asset value of each Variable Account is determined. This calculation is made as of the close of trading of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which Great-West will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a Valuation Date.
Valuation Period: The period between two successive Valuation Dates.
Variable Account: Divisions of the Series Account, one for each Eligible Fund. Each Variable Account has its own Accumulation Unit value. A Variable Account may also be referred to as an “investment division” or “sub-account” in the Prospectus, SAI or Series Account financial statements.
Variable Account Value: The total value of your Variable Accounts.
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Fee Tables
The following tables describe the fees and expenses that you, as a Participant, will pay under the Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, Distribution or Transfer cash value between investment options. State Premium Tax may also be deducted.
Participant Transaction Expenses1
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load	None
Contract Termination Charge (as a percentage of Start-Up Costs, if applicable)	0.00% - 100.0%[2]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[3]
The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Contract, not including Eligible Fund fees and expenses.
Annual Contract Maintenance Charge	$100.00
Series Account Annual Expenses (as a percentage of average Variable Account Value)
Maximum Daily Variable Asset Charge (“VAC”) Deduction[4]	1.25%
Total Series Account Annual Expenses	1.25%
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund.
Total Annual Eligible Fund Operating Expense	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [5]	0.48%	1.64% [6]
THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

[1]	In addition to the listed transaction expenses, each of which is described in more detail in this Prospectus and the Contract, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.
[2]	Upon termination of the Contract by the Contractholder, a Contract Termination Charge may apply, which is a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.
[3]	A Premium Tax charge may apply upon full surrender, death, or annuitization.
[4]	The VAC is deducted from each Variable Account’s Accumulation Unit value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Variable Asset Charge Deduction” below for more information.
[5]	Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Funds), operate as “fund of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as the Great-West Funds and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.
[6]	The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
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Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.
The Example assumes that you invest $10,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted.7 If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$288.00	$881.00	$1,500.00	$3,161.00
(2) If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$288.00	$881.00	$1,500.00	$3,161.00
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Variable Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Variable Account. The accumulation unit values reflect the deduction of the Variable Asset Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Variable Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Financial Statements
The SAI contains our financial statements and those of the Series Account.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

[7]	This Example does not assume application of a Contract Termination Charge, which may or may not apply upon Termination depending on the terms of the Plan. If it applies, the Contract Termination Charge is as a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.
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Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and 49 states in the United States.
Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Great-West has primary responsibility for administration of the Contract and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
Futurefunds Series Account
Great-West originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists and is governed pursuant to Colorado law as a result of our redomestication. The Series Account consists of Variable Accounts and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.
We do not guarantee the investment performance of the Variable Accounts. The portion of your Participant Account Value allocated to the Variable Accounts and the amount of periodic payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Variable Accounts.
The Series Account and its Variable Accounts are administered and accounted for as part of Great-West’s general business. However, the income, gains, or losses of each Variable Account are credited to or charged against the assets held in that Variable Account, without regard to other income, gains, or losses of any other Variable Account and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contract and other contracts issued by us that are supported by the Series Account are generally corporate obligations of Great-West.
The Series Account currently has several Variable Accounts available for allocation of Contributions. Each Variable Account invests in shares of an Eligible Fund each having a specific investment objective. If Great-West decides to make additional Variable Accounts available to Contractholders, Great-West may or may not make them available to you based on our assessment of marketing needs and investment conditions.
Investments Of The Series Account
The Eligible Funds
Some Variable Accounts may not be available under your Contract because the Contractholder may decide to offer only a select number of Eligible Funds and the accompanying Variable Accounts under its Plan. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information concerning the availability of Variable Accounts under your Contract.
Each Variable Account invests in an Eligible Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.
Insurance-Dedicated Eligible Funds
Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. These Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.
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Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.
Public Eligible Funds
Some of the Eligible Funds, which the Variable Accounts buy for the Contract, are also available to the general public. Variable Accounts investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:
•	American Century Investments® Equity Income Fund (Investor Class Shares)
•	American Century Investments® Income & Growth Fund (Investor Class Shares)
•	American Funds The Growth Fund of America® (Class R3 Shares)
•	Artisan International Fund (Investor Shares)
•	ClearBridge International Small Cap Fund (Class A Shares)
•	Columbia Contrarian Core Fund (Class A Shares)
•	Columbia Mid Cap Value Fund (Class R Shares)
•	Davis New York Venture Fund (Class R Shares)
•	Federated Equity Income Fund, Inc. (Class A Shares)
•	Franklin Small-Mid Cap Growth Fund (Class A Shares)
•	Invesco American Value Fund (Class R Shares)
•	Invesco Comstock Fund (Class R Shares)
•	Invesco Small Cap Growth Fund (Class A Shares)
•	Janus Henderson Forty Fund (Class T Shares)
•	Janus Henderson Global Research Fund (Class T Shares)
•	Janus Henderson Research Fund (Class T Shares)
•	Lord Abbett Value Opportunities Fund (Class R4 Shares)
•	MFS® Growth Fund (Class A Shares)
•	Oppenheimer Capital Appreciation Fund (Class A Shares)
•	Oppenheimer Global Fund (Class A Shares)
•	PIMCO Total Return Fund (Administrative Class Shares)
•	Putnam High Yield Fund (Class R Shares)
•	Putnam Income Fund (Class A Shares)
•	Putnam International Capital Opportunities Fund (Class R Shares)
•	Royce Total Return Fund (Service Class Shares)
•	Victory RS Select Growth Fund (Class A Shares)
•	Victory RS Small Cap Growth Fund (Class A Shares)
•	Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.
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Investment Objectives and Advisers
The following sets forth the investment objective and adviser of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve its respective objectives.
AIM Counselor Series Trust (Invesco Counselor Series Trust) - advised by Invesco Advisers, Inc.
Invesco American Value Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Comstock Fund (Class R Shares) - seeks capital growth and income.
Invesco Small Cap Growth Fund (Class A Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Balanced Portfolio (Class I-2 Shares)* - seeks current income and long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
American Century Capital Portfolios, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Equity Income Fund (Investor Class Shares) - seeks current income; capital appreciation is a secondary objective.
American Century Quantitative Equity Funds, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Income & Growth Fund (Investor Class Shares) seeks long-term capital growth; income is a secondary consideration.
American Funds Growth Fund of America - advised by Capital Research and Management Company
American Funds The Growth Fund of America® (Class R3 Shares) - seeks growth of capital.
Artisan Partners Funds, Inc. - advised by Artisan Partners Limited Partnership
Artisan International Fund (Investor Shares) - seeks maximum long-term capital growth.
Columbia Funds Series Trust - advised by Columbia Management Investment Advisors, LLC
Columbia Mid Cap Value Fund (Class R Shares) - seeks long-term capital appreciation.
Columbia Funds Series Trust I - advised by Columbia Management Investment Advisors, LLC
Columbia Contrarian Core Fund (Class A Shares) - seeks total return, consisting of long-term capital appreciation and current income.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Asset Allocation Fund (Class 1 Shares) - seeks total return, consisting of current income and long-term capital appreciation.
Davis New York Venture Fund, Inc. - advised by Davis Selected Advisers, L.P.
Davis New York Venture Fund (Class R Shares) - seeks long-term growth of capital.
Federated Equity Income Fund, Inc. - advised by Federated Equity Management Company of Pennsylvania
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Federated Equity Income Fund, Inc. (Class A Shares) - seeks above average income and capital appreciation.
Fidelity Variable Insurance Products Fund – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Growth Portfolio (Initial Class Shares) - seeks to achieve capital appreciation.
Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Contrafund® Portfolio (Initial Class Shares) - seeks long-term capital appreciation.
Franklin Strategic Series - advised by Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Fund (Class A Shares) - seeks long-term capital growth.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares)* - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 8
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. )8.
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Equity Income Fund (Investor Class Shares) - seeks substantial dividend income and also long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.

[8]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
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Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management, LLC
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares)* - seeks long-term growth of capital.
Janus Investment Fund - advised by Janus Capital Management LLC
Janus Henderson Forty Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Global Research Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Research Fund (Class T Shares) - seeks long-term growth of capital.
Legg Mason Partners Equity Trust - advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge International Small Cap Fund (Class A Shares) - seeks long-term growth of capital.
Lord Abbett Securities Trust - advised by Lord, Abbett & Co. LLC.
Lord Abbett Value Opportunities Fund (Class R4 Shares) - seeks long-term capital appreciation.
MFS® Series Trust II - advised by Massachusetts Financial Services Company
MFS® Growth Fund (Class A Shares)* - seeks capital appreciation.
Oppenheimer Capital Appreciation Fund - advised by OFI Global Asset Management, Inc.
Oppenheimer Capital Appreciation Fund (Class A Shares) - seeks capital appreciation.
Oppenheimer Global Fund - advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund (Class A Shares) - seeks capital appreciation.
PIMCO Funds - advised by Pacific Investment Management Company LLC
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PIMCO Total Return Fund (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Equity Income VCT Portfolio (Class II Shares) - seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Putnam High Yield Fund – advised by Putnam Investment Management, LLC
Putnam High Yield Fund (Class R Shares) seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income.
Putnam Income Fund – advised by Putnam Investment Management, LLC
Putnam Income Fund (Class A Shares) - seeks high current income consistent with prudent risk.
Putnam Investment Funds - advised by Putnam Investment Management, LLC
Putnam International Capital Opportunities Fund (Class R Shares) - seeks long-term capital appreciation.
Royce Fund - advised by Royce & Associates, LP
Royce Total Return Fund (Service Class Shares) - seeks long-term growth of capital and current income.
Victory Portfolios – advised by Victory Capital Management, Inc.
Victory RS Select Growth Fund (Class A Shares) - seeks to provide long-term capital growth.
Victory RS Small Cap Growth Fund (Class A Shares)* - seeks to provide long-term capital growth.
Virtus Asset Trust - advised by Virtus Fund Advisers, LLC
Virtus Silvant Small-Cap Growth Stock Fund (I Shares) - seeks to provide long-term capital appreciation.
*	This Variable Account is closed to incoming Transfers and new Contributions.
Reinvestment and Redemption
All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Contracts.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.
Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Empower Retirement Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in a Variable Account. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.
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The Contracts
Contract Availability
The Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Contract in connection with:
•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.
The Contract is generally owned by the employer, association or organization. For Contracts issued in connection with certain 403(b) Plans, the Contractholder has no right, title or interest in the amounts held under the Contract and the Participants make all elections under the Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Purchasing an Interest in the Contract
Eligible organizations may acquire a Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Contract to the Contractholder. If you are eligible to participate in the Plan, you may purchase an interest in a Contract by completing an enrollment form and giving it to your employer or Contractholder, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Contractholder, as the case may be, for information concerning your eligibility to participate in the Plan and the Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
Contributions
Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time unless as otherwise prohibited in your Contract or the Plan. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Contractholder and any person or entity claiming an interest under the Contract. If the Contractholder’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.
Participant Account
When we approve your Participant enrollment form we will establish a Participant Account in your name to reflect all of your transactions under the Contract. You will receive a statement of your Participant Account Value no less frequently than annually. You may also review your Participant Account Value through our automated voice responses phone system, the Internet, customer service phone representative or other methods we make available from time to time.
Subject to the terms of your Contract, if the Contractholder has elected to be billed for fees and charges under the Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Contractholder, in accordance with terms of the Plan, may instruct Great-West to debit Participant Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Accounts unless the Contractholder provides Great-West with written instructions to reinitiate billing.
Assignments and Transfers
In general, the interest of any Participant or Contractholder may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.
Accumulation Period
Participant Enrollment Form and Initial Contribution
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If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we receive a complete Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement Plan.
Free Look Period
Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 15 days or a period of time required by state law after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Account Value.
Subsequent Contributions
Great-West will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. Great-West will allocate Contributions on the Valuation Date we receive them.
You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which Great-West receives your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions. Any Contribution that causes a Participant Account Value to exceed $1,000,000 may require Great- West’s prior approval.
Transaction Date
All Requests, Contributions and Deposits received in good order with all required documentation at Great-West’s Administrative Offices prior to the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the date received, and if received after the close of business of the New York Stock Exchange will be processed on the next Business Day. However, Great-West shall not be liable for the results of any delay or interruption due to causes or conditions beyond its control, including, without limitation, labor disputes, riots, war and war-like operations including acts of terrorism, epidemics, explosions, sabotage, acts of God, failure of power, fire or other casualty, natural disaster or disruptions in orderly trading on any relevant exchange or market, including disruptions due to extraordinary market volume that results in substantial delay in receipt of correct data.
Participant Account Value
Your Participant Account Value is the total of your Variable Account Value and the Fixed Account Value credited to your Participant Account.
The Variable Account Value is the sum of your interest in the Variable Accounts. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.
The value of your interest in a Variable Account is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or make Transfers to a Variable Account, we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to a Variable Account, less any applicable Premium Tax, by that Variable Account’s Accumulation Unit value. The number of Accumulation Units for the Variable Account will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.
We calculate each Variable Account’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Variable Account’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.
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The value of a Variable Account’s assets is determined at the end of each Valuation Date.
Your Variable Account Value will reflect the investment performance of the selected Variable Account(s) which in turn reflect the investment performance of the corresponding Eligible Fund(s), which we factor in by using the Net Investment Factor referred to above.
If the Contractholder has selected Fixed Account(s) under your Contract, please see your Contract for information regarding the Fixed Account Value.
Requesting Transfers
There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Account Value among the Variable Accounts and Fixed Accounts by Request, subject to the limitations of your Contract. Transfers into and out of certain of the Fixed Accounts may be subject to limitations. Please see your Contract for more information.
Your Request must specify:
•	the amounts being Transferred;
•	the Variable Accounts or Fixed Accounts from which the Transfer is to be made; and
•	the Variable Accounts or Fixed Accounts that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Variable Accounts each calendar year. However, Great-West reserves the right to limit, upon notice, the number of Transfers you can make.
You may make Transfers by telephone or through the Internet. Great-West will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Great-West will not be liable for losses resulting from telephone or Internet Requests reasonably believed to be genuine.
We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We reserve the right to require a minimum amount that may be Transferred and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.
A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Accounts. Please see your Contract for more information.
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.
Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Variable Accounts may also be subject to terms and conditions imposed by the Eligible Funds.
Market Timing & Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
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We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.
If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).
Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.
Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Eligible Fund.
Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in the Eligible Funds’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.
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Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Variable Account to any other Variable Account or Fixed Account. These systematic Transfers may be used to Transfer values from the Great-West Money Market Variable Account or Fixed Account to other Variable Accounts as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.
You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.
If there are insufficient funds in the applicable Variable Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Account. Dollar cost averaging will terminate automatically when you start taking payments from a payment option.
Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of a Variable Account or Fixed Account is $100 per month; and
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Variable Account(s) or Fixed Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Variable Account or Fixed Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time at our discretion.
Please note that there may be Transfer restrictions that apply to the Fixed Account. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information regarding Transfer restrictions.
Rebalancer
There is no charge for participation in the Rebalancer option.
Because the value of your Variable Accounts will fluctuate with the investment performance of the Eligible Funds, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable
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Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.
If you select to rebalance one period in the future on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Valuation Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.
On a Rebalancing Valuation Date your money will be automatically reallocated among the Variable Accounts and Fixed Accounts based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.
Rebalancer Transfers must meet the following conditions:
•	You must specify the percentage of your Participant Account Value you would like allocated to each Variable Account or Fixed Account; and
•	You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
There may be Transfer restrictions that apply to the Fixed Account. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Transfer restrictions applicable to your Plan.
Loans
•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•	A Participant Loan Charge may apply (See Charges and Deductions: Participant Loan Charge).
•	Consult your employer or Contractholder, as the case may be, for complete details.
Total and Partial Withdrawals
You may be allowed to Request a total or partial withdrawal at any time, subject to any limitations or restrictions contained in the Code or your Plan.
Requests for a partial withdrawal 30 or fewer days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. Requests for partial withdrawal must be in writing and must specify the Variable Account(s) or Fixed Account(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.
The amount available for any withdrawal is your Participant Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.
We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day. If we receive your Request at or after 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.
Generally, we will pay withdrawal proceeds attributable to the Variable Accounts within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to a payment option other than a lump-sum payment.
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After a total withdrawal of your Participant Account Value, or at any time such value is zero, all of your rights under the Contract will terminate.
Certain restrictions under the Code and the terms of the Plan apply to partial or total withdrawals under a Contract. There are additional conditions that apply to a partial or total withdrawal of your Fixed Account Value. Great-West reserves the right to require a minimum amount that may be Transferred from a Fixed Account and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option. In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)
Making a Withdrawal for Transfers to Other Companies Under the Plan
If allowed under your Contract and the Code, all or a portion of the Participant Account Value may be withdrawn and Transferred to an account currently offered by another investment provider under the Plan. Transfers will generally be permitted as follows:
•	Individual Participant Transfers will be based upon the Participant Account Value.
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.
In addition, if the Transfer is to another 403(b) annuity contract or custodial account under the same 403(b) Plan, the Transfer must also:
•	Result in an accumulated benefit immediately after the Transfer that is at least equal to the accumulated benefit before the Transfer.
•	Continue, after the Transfer, to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.
Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about making Transfers to Other Companies under the Plan.
Making a Withdrawal for Transfers to Another 403(b) Plan
If allowed under your Contract, all or a portion of the Participant Account Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a contract under another employer’s 403(b) Plan. The Transfer will generally be permitted provided:
•	The Plan receiving the Transfer allows for such Transfers, and the Transfer satisfies the terms of the Plan and the Code;
•	If the Transfer is requested by a Participant, the Participant is an employee or former employee of the employer for the receiving Plan;
•	If the Transfer is requested by a beneficiary, the Participant was an employee or former employee of the employer for the receiving Plan;
•	Great-West receives a satisfactory Request for such Transfer;
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met; and
•	The Plan receiving the Transfer verifies, prior to the Transfer, that the amounts Transferred will be invested in another Code section 403(b) vehicle and will continue after the Transfer to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.
Transfers from a Governmental Plan for the Purchase of Permissive Service Credits
If allowed under your Contract and the Plan, all or portion of the Participant Annuity Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a qualified defined benefit Plan that is defined by Code section 414(d) as a governmental Plan. The Transfer will generally be permitted provided:
•	The Transfer satisfies the terms of the Plan and Code;
•	Great-West receives a satisfactory Request for such Transfer; and
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.
Contract Termination
Either Great-West or the Contractholder may terminate the Contract upon written Request to the other party. The terminating party must provide the other party with advance written notice, in accordance with the terms of the Contract, that the Contract will terminate on a specific date in the future (“Contract Termination Date”).
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After the Contract Termination Date: (a) no further Contributions will be made to the Annuity Contract; and (b) no new Participant Accounts will be established. After the Contract Termination Date, Great-West will continue to administer all Participant Accounts in accordance with the provisions of the Contract until the Annuity Commencement Date, or as described below.
If the Contractholder directs Great-West in a Request to pay the Participant Accounts, Great-West will pay the Variable Accounts to the designee of the Plan or to the Contractholder within 7 calendar days after the later of the Contract Termination Date or the date the Contractholder instructs Great-West to Transfer assets out of the Contract. Great-West will pay the sum of the Fixed Account(s) in accordance with the specific requirements of the Contract in which you participate.
Contract Termination Due to Plan Termination
If the Contractholder terminates its Plan (“Plan Termination”) with assets invested in the Contract, the Contractholder will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Contractholder must provide any information or instructions Great-West may reasonably require.
Unless the Contractholder instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Contractholder instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Contractholder for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Contractholder. In the alternative, the Contractholder may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.
The Contractholder acknowledges that the amount distributed from the Contract upon Plan Termination will be equal to the balance of each Participant Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Contract.
The Contract will terminate once all Plan assets have been distributed.
Charges and Deductions
The charges and deductions we assess will vary by Contract. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Contract.
Contract Maintenance Charge
•	We may deduct a contract maintenance charge from your Participant Account of not more than $100 each calendar year. Depending on the terms of your Contract, we may deduct this charge monthly, quarterly, semi-annually or annually. The contract maintenance charge will be deducted at the beginning of the designated period applicable to your Contract.
•	If your Participant Account is established after January 1, the initial contract maintenance charge will be deducted during the quarter after your one-year anniversary (calculated from the effective date of your Participant Account) and will be pro-rated for the year remaining.
•	The deduction will be pro-rated between your Variable and Fixed Accounts.
•	The Contractholder may elect to pay the contract maintenance charge to Great-West separately. If the Contractholder makes this election, then no charge will be made against the Variable Accounts or Fixed Accounts unless payment is not received by the due date.
•	For an initial period of between 12 months and 15 months, no contract maintenance charge on 403(b) Plan Contracts will be charged, depending on the date you began participating under the Contract. Please see your Contract to determine if this is applicable.
•	The annual contract maintenance charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Accounts.
Variable Asset Charge Deductions
We may deduct a Variable Asset Charge (“VAC”) in the calculation of the Accumulation Unit Value, based on a percentage of assets, to compensate us for bearing certain expense risks under the Contracts.
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With respect to the VAC, we assume the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated.
If the risk of adverse expense experience associated with a Contract is reduced, the VAC applicable to that Contract may likewise be reduced. We will determine whether such a reduction is available based upon consideration of the following factors:
•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge and administrative charge.
We will notify a prospective purchaser of its eligibility for a reduction of the variable asset charge prior to accepting an application for coverage.
If the VAC is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.
The amount of the VAC deduction that you will pay depends on the terms of your Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Contract. The level of this charge is guaranteed and will not increase above an annual effective rate of 1.25%. This charge is assessed as a daily deduction of one three hundred sixty-fifth of the per annum from the assets of each Variable Account in accordance with the Net Investment Factor formula described in Appendix B.
Contract Termination Charge
If the Contract is terminated by the Contractholder, a Contract Termination Charge based upon a percentage of the original Start-Up Costs may apply. The Contractholder must reimburse Great-West for unrecovered Start-Up Costs pursuant to a Contract Termination Charge schedule mutually agreed upon by the Contractholder and Great-West at Contract issuance. For illustration purposes only, the following is a sample Contract Termination Charge schedule:
Number of Years Completed from Contract Effective Date	Recovery Schedule of Start-up Costs Payable to Great-West
<1	100%
1	80%
2	60%
3	40%
4	20%
5	0%
For example, if a Contract is terminated after five years, and a Contractholder’s Plan had $25,000 in Start-Up Costs, the Contract Termination Charge would be:
Termination before 1 full year - $25,000
Termination after 1 year - $20,000
Termination after 2 years - $15,000
Termination after 3 years - $10,000
Termination after 4 years - $5,000
Termination after 5 years - $0
The Contract Termination Charge will always be a percentage of Start-Up Costs based on a schedule that declines over a period of time. The mutually agreed upon Contract Termination Charge recovery schedule is developed at issuance using a variety of factors, including but not limited to the following:
•	Number of Participants in the Plan;
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•	Total Plan assets administered by Great-West;
•	Average anticipated flow of Contributions;
•	Duration of initial term by Great-West as provider of administrative services; and
•	Extent of other services provided to the Plan by Great-West.
The Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about the Contract Termination Charge.
Participant Loan Charges
Participant loan charges are fees authorized by your Contractholder, which we deduct pro rata against your Participant Account Value to compensate us for the expenses associated with processing and administering your loan over the life of the loan. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Participant loan charges applicable to your Plan. The Participant loan charges range from $25 to $100.
Premium Tax Deductions
Great-West presently intends to pay Premium Taxes levied by a governmental entity on the Participant Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.
Expenses of the Eligible Funds
The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds’ fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to a Variable Account. In addition, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. If an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value.
Lump Sum Payment Option
You may Request that all or a portion of your Participant Account be applied to a lump sum payment option, provided you are eligible to receive a distribution under the terms of the Plan and the Code. Subject to the provisions of the Fixed Account(s), the amount applied to a lump sum payment option is the amount requested as a lump sum, less any Premium Tax and applicable fees in the Contract. Please see your Contract for more information.
Periodic Payment Options
You may Request that all or part of your Participant Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
In Requesting periodic payments, you must elect:
•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	a payment amount;
•	the calendar day of the month and year on which payments will begin (payments may not begin on the 29th, 30th or 31st of the month);
•	one payment option; and
•	to allocate your payments from your Variable and/or Fixed Accounts as follows:
•	prorate the amount to be paid in proportion to the assets in each account; or
•	select the Variable and/or Fixed Account(s) from which payments will be made.
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Once the Variable and/or Fixed Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Fixed Accounts unless you Request the selection of another Variable and/or Fixed Account.
You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.
While receiving periodic withdrawals:
•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option. You may continue to make Contributions only if you have elected to receive income of a specified amount.
•	You may keep the same investment options as before periodic payments began.
•	Charges and fees under the Contract, if applicable, continue to apply, except as noted below:
•	Please refer to your Contract for information about the Fixed Accounts.
Periodic payments will cease on the earlier of the date:
•	the amount to be paid under the option selected has been reduced to zero;
•	the Participant Account Value is zero;
•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	you die.
Under some forms of the Contract, if a distribution is owed under the applicable terms and provisions of the Plan and applicable provisions of the Code sections governing the Plan, as determined by the Contractholder, all or a portion of a Participant Account may be applied to a Periodic Payment Option selected by the Payee. Charges and fees, if any, as described in the Contract Schedule will continue to apply. Periodic Payment elections are subject to the administrative procedures of the Company in effect at the time of the election.
You may choose to receive periodic payments from the following payment options.
Option 1 - Income for a specified period
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Contract will provide the available lengths of time from which you may elect. Certain Contracts may require that you elect a specified period of at least 36 months.
Option 2 - Income of a specified amount
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Contract will provide the available dollar amounts from which you may select.
Option 3 - Minimum Distribution
Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Contract as specified under Code section 401(a)(9).
If you die while receiving periodic payments, any periodic payments remaining to be paid as of the Participant’s date of death will be paid to the Participant’s beneficiary. The beneficiary will receive payments remaining under the payment option in effect as of the date of the Participant’s death unless a lump sum is elected on the appropriate death claim Request form.
If periodic payments stop, you may resume making Contributions. We may limit the number of times you may restart a periodic payment program.
Periodic payments may be taxable, subject to withholding and the 10% penalty tax. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.
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Annuity Payment Options
You may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period. If the Payee is entitled to a distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan as determined by the Contractholder, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee.
To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:
•	the calendar year in which the Participant attains age 70 1⁄2; or
•	the calendar year in which the Participant retires or such other date as may be prescribed by the Code.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.
Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.
The Annuity Commencement Date may be postponed or accelerated, or the election of any of the annuity payment options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.
You can choose from the annuity payment options described below, and to the extent available under the Plan, any other annuity payment options which Great-West may choose to make available in the future. Except as otherwise provided in your Contract, the annuity payment options are payable on a fixed basis. More than one annuity payment option may be elected. If no annuity payment option is elected, the Contracts automatically provide for a fixed life annuity (with respect to the guaranteed portion of your Participant Account) with 120 monthly payments guaranteed. All or a portion of a Participant Account may be applied to an Annuity Payment Option selected by the Payee. The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.
The amount to be applied to an annuity payment option is: (i) the Participant Account Value; less (ii) Premium Tax, if any, as of the Annuity Commencement Date; less (iii) any fees described in your Contract.
Option 1 - Single Life Annuity (available only as fixed-dollar payments)
This option provides an annuity payable during the lifetime of the Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. It would be possible under this option for the Payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Payee died before the second annuity payment, etc.
Option 2 - Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)
This option provides an annuity payable throughout the lifetime of the Payee with the guarantee that if, at the death of the Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed- dollar payment basis. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.
Option 3 - Joint Life Annuity (available only as fixed-dollar payments)
This option provides an annuity payable during the lifetime of the Payee and a joint Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. It would be possible under this option for the Payee and the joint Payee to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.
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Option 4 - Joint Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)
This option provides an annuity payable throughout the lifetime of the Payee and a joint Payee with the guarantee that if, at the death of the Payee and joint Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.
Option 5 - Income for Specified Period (available only as fixed-dollar payments)
Under this option, the duration of the periodic benefit is selected, and a resulting annuity payment amount will be paid to the Payee in equal annual, semiannual, quarterly, or monthly installments, as elected.
Other annuity payment options permitted under the Plan and acceptable to Great-West may be offered. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the annuity payment options available under your Contract.
Fixed Annuity Payments
The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Fixed Account Value prior to the Annuity Commencement Date; and (ii) the type of annuity payment option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.
Proof of Age and Survival
Great-West may require proof of age or survival of any Payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate that will not be less than the interest rate guaranteed by the Contract.
Frequency and Amount of Annuity Payments
Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity payment option will be less than $50, Great-West may make the payments in the most frequent interval that produces a payment of at least $50. If the net amount available to apply under any annuity payment option is less than $5,000, Great-West may pay it in one lump sum.
Federal Tax Consequences
Introduction
The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice to any individual. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon Great West's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.
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Taxation of Annuities in General
Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.
A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Contract. Amounts contributed on an after-tax basis generally constitute cost basis.
If a Contract will be held by a taxable employer, the investment gain on the Contract is included in the entity’s income each year. This rule does not apply where the Contract is held under a 401(a), 401(k), or 403(b) Plan. An employer maintaining a 457(b) or 457(f) or 415(m) Plan as either a state or local government or a tax-exempt organization may not be subject to tax on the gain in the Contract. Taxable employers should discuss these matters with a competent tax adviser.
401(a) Plans
Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $55,000 or 100% of a Participant’s compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
401(k) Plans
Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit- sharing or stock bonus plan. Currently, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.
A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $18,500, and may be adjusted yearly for cost-of-living increases.
The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
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Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1⁄2, unless the Participant dies, becomes disabled, or separates from service after attainment of age 55.
Roth contributions deferred into the 401(k) Plan within the applicable limits are made with after-tax dollars. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Participants should consult with their employer as to the availability of benefits under the Plan.
403(b) Plans
Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to establish 403(b) Plans for employees. Pre-tax deferrals contributed toward the purchase of 403(b) annuities are excluded from the gross income of the Participant in the year contributed to the extent the Contributions do not exceed:
•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax “Roth” deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the 403(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax “Roth” contributions. For 2018, the total amount of elective deferrals that can be contributed to all such Plans is $18,500, and may be adjusted yearly for cost-of-living increases.
Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.
The net investment gain, if any, on pre-tax deferrals reflected in a Participant Account Value is not taxable until received by the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of, Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and federal Treasury regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.
Distribution Restrictions apply:
Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1⁄2, unless an exception applies under Section 72(t) of the Code.
Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1⁄2, unless the Participant:
•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
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If allowed by the Plan, a Participant in a Plan sponsored by a public educational organization may make an in-service Transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.
IRS regulations under 403(b) of the Code establish rules for 403(b) Plans that are generally applicable to Plan sponsors for taxable years beginning after December 31, 2008.
457(b) Plans
Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.
Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the governmental 457(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $18,500 for 2018. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.
Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1⁄2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.
For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
457(f) Plans
Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.
A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the non-qualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.
Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.
415(m) Plans
Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.
A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary, as provided in the underlying excess benefit Plan document.
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Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.
NQDC Plans
Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.
Portability
When a Participant is eligible to take a distribution from a401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be directly rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. An eligible rollover distribution will be paid directly to any other specified eligible retirement Plan that accepts such rollovers or to an IRA. Forced de minimis distributions under the Plan will be sent to the IRA provider selected by the Contractholder. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)
If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.
Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.
Establishment of an Alternate Payee Account
A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Contractholder, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.
Required Beginning Date/Required Minimum Distributions
Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:
•	the calendar year in which the Participant attains age 70 1⁄2; or
•	the calendar year in which the Participant retires.
Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.
Currently, if the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax adviser.
Federal Taxation of Distributions
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All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Contract. The Participant will have a cost basis for the Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
If the Participant takes the entire value in his Participant Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.
For further information regarding lump sum distributions, please consult a competent tax adviser.
Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.
Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.
Early Distribution Penalty Taxes
Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1⁄2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:
(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)	made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a Qualified Domestic Relations order which will be administered in accordance with the provisions of the Plan;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)	timely made to correct an excess aggregate contribution.
There are other circumstances under which the penalty tax may apply. For further information regarding the premature distribution penalty, please consult a competent tax advisor.
Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:
•	the Participant reaching age 59 1⁄2; or
•	within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1⁄2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.
Distributions on Death of Participant
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Pursuant to the Contract, if the Participant dies, the amount payable on death will be the Participant Account Value net of any outstanding loan balance. A beneficiary may not receive more than the Participant Account Value. Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Code Section 401(a)(9) and the regulations thereunder in effect at the time of distribution.
Federal Income Tax Withholding
Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”
Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.
With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.
Currently, all amounts distributed are tax reported on IRS Form 1099-R.
Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Taxation of Great-West
We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Contractholders (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.
For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified
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financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.
Seek Tax Advice
The discussion above of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.
Voting Rights
To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Account. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if Great-West determines that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.
The Participant under a 403(b) Plan or the Contractholder under all other Plans has the voting interest.
The number of votes that are available will be calculated separately for each Variable Account. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Variable Account to the total number of votes attributable to that Variable Account. The Participant or Contractholder, as applicable, holds a voting interest in each Variable Account to which a
Participant’s Variable Account Value is allocated. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.
Shares for which we do not receive timely instructions and shares we hold as to which Participants and Contractholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Variable Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Distribution Of The Contracts
GWFS is the principal underwriter and the distributor of the Contracts, and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.
The maximum commission as a percentage of the Contributions made under a Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker- dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.
Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Contractholders or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.
In addition to the direct cash compensation described above for sales of the Contracts, Great-West and/or its affiliates also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards,
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merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Currently, GWFS agents are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Contract instead of other products, or recommend certain Eligible Funds under the Contract over other Eligible Funds, which may not necessarily be to your benefit.
You should ask your GWFS agent, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Contract.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. This Prospectus describes the material rights and obligations of a Contractholder, and the maximum fees and charges for all Contract features and benefits are set forth in the fee table of this Prospectus. State specific variations will be included in your Contract or in endorsements attached to your Contract. See your agent or contact us for information that is specific to your state.
State Regulation
As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.
Restrictions Under The Texas Optional Retirement Program
Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Account.
Reports
We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Account Value.
Rights Reserved By Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Contractholders or Participants, or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, Great-West will obtain the applicable Participant’s or Contractholder’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	to operate the Series Account in any form permitted under the Investment Company Act of 1940, or in any other form permitted by law;
•	to deregister the Series Account under the Investment Company Act of 1940;
•	to eliminate Variable Accounts, to combine two or more Variable Accounts, or to substitute a new Eligible Fund for the Eligible Fund in which a Variable Account invests;
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•	to Transfer any assets in any Variable Account to another Variable Account, or to any other segregated investment account we may establish from time to time; to add, combine or remove a Variable Account of the Series Account; or to combine the Series Account with other separate investment accounts;
•	to substitute, for the Eligible Fund shares underlying any Variable Account, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•	to make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Contract the aggregate amount of the types of charges Great-West has guaranteed; and
•	to reject any application at our discretion.
Great-West will provide notice of these changes to the Contractholder at the Contractholder’s last known address on file with Great- West.
Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, Great-West and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.
Addition, Deletion or Substitution of Investment Options
Great-West selects the investment options offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the investment option or an affiliate of the investment option will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the investment option, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include investment options based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected investment options of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the investment options and cannot guarantee that any of the investment options will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Variable Accounts or to eliminate existing Variable Accounts.
Great-West periodically reviews each investment options and reserves the right to discontinue the offering of any investment option if we determine the investment option no longer meets one or more of the criteria, or if the investment option has not attracted significant allocations. If an investment option is discontinued, we may substitute shares of another investment option or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Variable Account corresponding to an investment option that is being discontinued, you will be given notice prior to the investment option’s elimination. Before a Variable Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Variable Account to be eliminated.
Restorations
Great-West may agree to restore under the Contract all or a portion of the back-end load charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Contract from the prior investment option.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
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Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Such system failures and cyber-attacks affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Participant Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Contract to lose value. There can be no assurance that we or the Eligible Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.
Available Information
We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to Great-West and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.
34

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account. To request the SAI or other information about the Contract, or to make any inquiries about the Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.
You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC- 0330.
The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:
1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements.
35

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74	9.20	13.65
Value at end of period	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74	9.20
Number of accumulation units outstanding at end of period	46,501	53,338	60,266	66,997	78,965	84,531	97,357	105,692	124,068	135,926
ALGER MID CAP GROWTH
Value at beginning of period	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99	8.67	21.09
Value at end of period	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99	8.67
Number of accumulation units outstanding at end of period	204,543	246,893	273,854	294,171	339,162	398,432	455,705	521,171	600,301	695,209
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47	15.76	19.96
Value at end of period	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47	15.76
Number of accumulation units outstanding at end of period	145,235	184,098	190,641	197,609	217,394	229,234	246,697	247,356	267,342	321,570
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47	7.15	11.91
Value at end of period	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47	7.15

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	158,200	182,515	196,543	217,748	234,270	231,000	229,516	251,784	294,792	271,562
ARTISAN INTERNATIONAL
Value at beginning of period	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19	7.38	14.09
Value at end of period	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19	7.38
Number of accumulation units outstanding at end of period	285,211	302,533	353,104	381,456	433,358	477,809	483,977	572,418	676,153	801,865
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54	6.11	13.67
Value at end of period	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54	6.11
Number of accumulation units outstanding at end of period	44,782	49,822	51,065	54,595	65,112	81,128	102,201	146,783	173,235	279,166
COLUMBIA MID CAP VALUE
Value at beginning of period	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85	6.03	10.00
Value at end of period	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	39,288	37,860	53,269	73,164	36,610	28,482	36,654	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80	6.77	11.48
Value at end of period	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80	6.77
Number of accumulation units outstanding at end of period	66,205	80,415	79,030	93,336	105,611	141,561	145,018	167,905	174,809	184,023

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47	9.29	13.24
Value at end of period	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47	9.29
Number of accumulation units outstanding at end of period	70,639	85,811	103,325	111,057	129,971	145,223	146,881	174,165	206,125	270,428
FIDELITY VIP CONTRAFUND
Value at beginning of period	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72	12.47	21.97
Value at end of period	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72	12.47
Number of accumulation units outstanding at end of period	405,321	488,040	542,017	577,143	618,438	708,366	801,424	892,773	962,571	1,133,567
FIDELITY VIP GROWTH
Value at beginning of period	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07	15.84	30.36
Value at end of period	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07	15.84
Number of accumulation units outstanding at end of period	755,138	854,139	954,584	1,044,807	1,143,059	1,274,775	1,419,860	1,560,405	1,774,345	1,975,509
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	715,806
GREAT-WEST ARIEL MID CAP VALUE

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13	23.01	39.19
Value at end of period	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13	23.01
Number of accumulation units outstanding at end of period	361,906	414,664	467,207	509,923	563,981	514,832	594,271	652,674	724,730	808,809
GREAT-WEST BOND INDEX
Value at beginning of period	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74	15.01	14.29
Value at end of period	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74	15.01
Number of accumulation units outstanding at end of period	285,473	278,332	286,144	312,231	335,594	422,879	415,566	420,370	424,797	448,435
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	539,559
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59	22.87	22.73
Value at end of period	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59	22.87
Number of accumulation units outstanding at end of period	1,017,434	1,163,705	1,088,908	1,194,983	1,382,458	1,568,720	1,711,196	1,890,668	2,273,516	2,742,705
GREAT-WEST LIFETIME 2015
Value at beginning of period	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54	10.00

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	80,247	92,518	93,857	102,426	104,941	83,249	52,527	35,823	5,038
GREAT-WEST LIFETIME 2025
Value at beginning of period	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87	10.00
Value at end of period	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	101,727	92,965	106,748	77,555	66,856	46,712	33,096	14,675	2,239
GREAT-WEST LIFETIME 2035
Value at beginning of period	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10	10.00
Value at end of period	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10
Number of accumulation units outstanding at end of period	40,667	48,395	44,880	43,906	43,633	34,730	23,673	26,015	3,494
GREAT-WEST LIFETIME 2045
Value at beginning of period	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18	10.00
Value at end of period	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	27,731	34,583	21,457	24,423	21,381	4,213	2,578	801	4
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21	10.00
Value at end of period	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	9,168	9,229	8,108	13,398	13,149	3,128	3,283	2,790	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71	23.92	30.95
Value at end of period	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71	23.92
Number of accumulation units outstanding at end of period	154,525	180,860	194,995	233,464	271,448	298,242	335,451	382,396	432,073	501,562
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50	14.65	22.02
Value at end of period	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50	14.65
Number of accumulation units outstanding at end of period	89,992	95,838	105,083	111,098	127,340	138,747	169,612	183,955	199,637	262,010
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58	13.50	29.57
Value at end of period	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58	13.50
Number of accumulation units outstanding at end of period	392,756	449,867	499,221	532,458	609,627	577,471	651,302	732,268	863,754	1,010,649
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.45

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	1,779,648
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.55
Number of accumulation units outstanding at end of period	1,181,077
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	281,648
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.88
Number of accumulation units outstanding at end of period	11,586,698
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45	21.43	31.61
Value at end of period	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45	21.43

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	233,685	268,544	159,858	172,309	1,848,252	198,041	217,566	252,265	267,813	327,752
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	52.64	44.89	48.81	46.03	35.85	30.97	31.64	27.84	22.52	35.73
Value at end of period	60.42	52.64	44.89	48.81	46.03	35.85	30.97	31.64	27.84	22.52
Number of accumulation units outstanding at end of period	557,855	653,963	719,983	786,549	901,559	1,031,488	1,114,111	1,255,963	1,440,120	1,630,722
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41	15.66	26.59
Value at end of period	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41	15.66
Number of accumulation units outstanding at end of period	239,468	284,098	325,051	338,077	374,011	414,015	455,356	503,442	556,991	637,348
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22	21.22	20.18
Value at end of period	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22	21.22
Number of accumulation units outstanding at end of period	569,340	611,761	657,467	694,123	770,851	925,368	976,963	1,041,298	1,191,824	1,304,643
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59	4.53	7.40
Value at end of period	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59	4.53

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	35,809	45,359	55,849	53,570	51,610	48,353	52,198	50,603	55,744	64,640
INVESCO AMERICAN VALUE
Value at beginning of period	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46	6.16	10.00
Value at end of period	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	12,714	13,803	32,498	32,864	34,221	49,552	17,502	16,591	10,121	4,407
INVESCO COMSTOCK
Value at beginning of period	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64	6.77	10.73
Value at end of period	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64	6.77
Number of accumulation units outstanding at end of period	45,701	46,379	46,974	64,079	57,444	47,185	44,870	56,448	53,770	54,557
INVESCO MID CAP GROWTH
Value at beginning of period	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74	4.07	7.78
Value at end of period	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74	4.07
Number of accumulation units outstanding at end of period	64,079	76,140	82,922	87,668	103,130	120,368	136,841	153,712	171,237	191,888
INVESCO SMALL CAP GROWTH
Value at beginning of period	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48	8.64	14.29
Value at end of period	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48	8.64
Number of accumulation units outstanding at end of period	18,425	19,113	20,242	20,730	21,891	23,938	25,710	29,519	44,821	53,314

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.21
Number of accumulation units outstanding at end of period	280,590
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49	4.04	7.44
Value at end of period	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49	4.04
Number of accumulation units outstanding at end of period	52,061	56,257	65,249	78,451	87,664	105,721	127,994	148,496	177,710	195,412
JENSEN QUALITY GROWTH
Value at beginning of period	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90	8.58	12.26
Value at end of period	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90	8.58
Number of accumulation units outstanding at end of period	22,433	26,355	28,742	34,440	34,724	39,020	44,983	54,202	60,969	77,571
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31	10.00
Value at end of period	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	21,325	19,095	16,890	20,687	16,978	21,092	37,989	35,846	6,311

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39	5.73	9.19
Value at end of period	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39	5.73
Number of accumulation units outstanding at end of period	3,099	3,101	4,477	4,483	7,105	8,125	8,479	8,796	10,934	17,190
MFS GROWTH
Value at beginning of period	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56	7.80	12.46
Value at end of period	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56	7.80
Number of accumulation units outstanding at end of period	669	803	864	1,011	1,559	4,303	4,326	10,157	12,767	13,697
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86	6.96	13.02
Value at end of period	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86	6.96
Number of accumulation units outstanding at end of period	53,276	71,968	98,292	97,376	95,121	106,537	113,736	128,223	161,696	187,574
OPPENHEIMER GLOBAL
Value at beginning of period	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13	9.55	16.39
Value at end of period	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13	9.55
Number of accumulation units outstanding at end of period	127,294	127,179	139,343	148,921	196,700	247,946	266,225	260,730	264,903	282,402
PIMCO TOTAL RETURN

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82	13.22	12.80
Value at end of period	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82	13.22
Number of accumulation units outstanding at end of period	218,352	265,474	303,982	344,747	401,110	513,760	496,046	538,783	510,188	585,619
PIONEER EQUITY INCOME VCT
Value at beginning of period	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15	9.91	14.43
Value at end of period	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15	9.91
Number of accumulation units outstanding at end of period	27,679	42,675	33,938	32,628	31,402	31,461	41,703	49,695	46,591	59,768
PUTNAM HIGH YIELD
Value at beginning of period	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82	7.39	10.00
Value at end of period	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82	7.39
Number of accumulation units outstanding at end of period	43,239	41,589	48,859	56,724	47,117	58,418	49,260	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03	5.20	10.00
Value at end of period	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	48,290	45,869	52,606	55,465	62,028	82,107	86,380	90,510	79,599	5,483
ROYCE TOTAL RETURN
Value at beginning of period	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45	6.80	10.00

INVESTMENT DIVISION (1.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	19,253	23,569	15,924	22,333	27,764	30,245	31,293	34,177	17,267	18,287
VICTORY RS SELECT GROWTH
Value at beginning of period	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54	7.24	13.33
Value at end of period	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54	7.24
Number of accumulation units outstanding at end of period	5,556	5,843	7,115	8,094	9,686	10,544	11,098	12,245	13,471	14,900
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99	3.42	6.37
Value at end of period	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99	3.42
Number of accumulation units outstanding at end of period	67,949	72,985	84,301	94,013	116,209	150,566	167,321	189,304	217,189	247,984
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04	7.68	13.23
Value at end of period	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04	7.68
Number of accumulation units outstanding at end of period	140,516	166,524	176,668	202,112	252,900	260,831	289,709	296,172	312,062	348,844

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12	9.46	14.00
Value at end of period	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12	9.46
Number of accumulation units outstanding at end of period	3,140	3,079	3,341	3,673	5,798	5,799	7,631	8,994	11,503	19,897

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER MID CAP GROWTH
Value at beginning of period	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40	8.92	21.62
Value at end of period	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40	8.92
Number of accumulation units outstanding at end of period	38,737	29,210	33,881	37,093	37,203	45,081	57,221	59,600	70,436	104,666
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97	16.17	20.42
Value at end of period	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97	16.17
Number of accumulation units outstanding at end of period	39,111	25,953	20,755	19,827	25,723	34,958	34,009	34,940	31,825	71,503
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56	7.20	11.96
Value at end of period	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56	7.20
Number of accumulation units outstanding at end of period	89,555	76,338	76,302	75,805	70,500	60,585	50,738	60,919	66,588	56,833
ARTISAN INTERNATIONAL
Value at beginning of period	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49	7.57	14.42
Value at end of period	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49	7.57
Number of accumulation units outstanding at end of period	126,443	108,718	100,510	96,250	95,872	110,631	102,291	94,658	121,618	150,700
CLEARBRIDGE VALUE TRUST
Value at beginning of period	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74	6.23	13.90
Value at end of period	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74	6.23
Number of accumulation units outstanding at end of period	5,294	4,973	5,679	5,871	7,200	7,407	7,901	12,373	17,249	22,379
COLUMBIA MID CAP VALUE
Value at beginning of period	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89	6.04	10.00
Value at end of period	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89	6.04
Number of accumulation units outstanding at end of period	15,085	8,740	5,497	7,505	6,966	1,726	11,773	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89	6.82	11.52
Value at end of period	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89	6.82
Number of accumulation units outstanding at end of period	11,197	9,331	9,031	7,415	9,368	11,945	13,316	14,138	19,199	26,811
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72	9.48	13.47
Value at end of period	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72	9.48
Number of accumulation units outstanding at end of period	13,741	13,969	15,533	18,316	19,138	17,658	17,867	24,501	28,417	36,946
FIDELITY VIP CONTRAFUND
Value at beginning of period	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29	12.86	22.58
Value at end of period	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29	12.86
Number of accumulation units outstanding at end of period	191,810	149,628	152,275	159,906	168,097	172,841	174,803	165,490	171,513	198,360
FIDELITY VIP GROWTH
Value at beginning of period	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64	12.31	23.53
Value at end of period	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64	12.31
Number of accumulation units outstanding at end of period	156,403	148,929	156,201	175,252	179,212	220,512	250,668	270,801	288,238	347,881

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.78
Number of accumulation units outstanding at end of period	368,774
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21	18.05	30.65
Value at end of period	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21	18.05
Number of accumulation units outstanding at end of period	112,455	112,583	120,465	129,174	141,139	129,195	137,596	158,399	176,218	205,569
GREAT-WEST BOND INDEX
Value at beginning of period	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23	15.44	14.65
Value at end of period	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23	15.44
Number of accumulation units outstanding at end of period	64,425	54,971	46,876	50,088	52,288	62,999	61,520	62,186	62,702	68,715
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.22
Number of accumulation units outstanding at end of period	127,214
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93	14.06	13.93
Value at end of period	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93	14.06
Number of accumulation units outstanding at end of period	214,806	236,383	264,682	272,394	325,492	409,648	443,589	489,278	583,601	685,611
GREAT-WEST LIFETIME 2015
Value at beginning of period	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56	10.00
Value at end of period	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	16,953	14,078	14,899	14,114	13,901	21,095	11,461	7,733	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89	10.00
Value at end of period	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	5,356	1,956	3,070	7,927	7,727	7,820	6,120	5,736	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13	10.00
Value at end of period	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	21,836	8,452	8,944	9,011	8,652	9,580	4,104	3,151	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20	10.00
Value at end of period	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20
Number of accumulation units outstanding at end of period	16,155	4,922	4,176	3,680	3,130	2,482	1,383	274	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24	10.00
Value at end of period	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	1,806	1,658	640	3,002	3,898	884	-	-	-

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26	20.61	26.59
Value at end of period	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26	20.61
Number of accumulation units outstanding at end of period	40,818	37,222	36,790	44,169	46,888	56,603	58,515	57,707	67,311	97,405
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20	15.16	22.72
Value at end of period	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20	15.16
Number of accumulation units outstanding at end of period	28,566	25,742	31,179	29,742	32,325	33,612	36,271	37,534	47,024	67,079
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83	12.88	28.13
Value at end of period	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83	12.88
Number of accumulation units outstanding at end of period	103,873	107,144	110,914	115,254	127,012	159,627	171,353	178,805	203,159	235,977
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	463,640
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.56
Number of accumulation units outstanding at end of period	468,590
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	139,397
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.90
Number of accumulation units outstanding at end of period	1,613,406
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35	19.67	28.93
Value at end of period	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35	19.67
Number of accumulation units outstanding at end of period	80,511	78,105	54,703	54,535	51,964	60,611	57,426	57,963	65,963	79,407
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	45.07	38.31	41.54	39.05	30.33	26.12	26.60	23.34	18.82	29.77
Value at end of period	51.88	45.07	38.31	41.54	39.05	30.33	26.12	26.60	23.34	18.82
Number of accumulation units outstanding at end of period	75,344	59,956	60,377	66,153	78,176	102,311	109,172	119,703	142,220	170,036

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25	16.20	27.43
Value at end of period	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25	16.20
Number of accumulation units outstanding at end of period	124,684	104,472	106,901	104,314	105,368	112,498	114,814	102,672	101,965	111,281
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14	18.23	17.29
Value at end of period	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14	18.23
Number of accumulation units outstanding at end of period	51,897	55,781	52,911	72,275	75,996	89,313	92,955	96,142	126,112	164,409
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75	4.64	7.57
Value at end of period	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75	4.64
Number of accumulation units outstanding at end of period	3,849	4,397	4,691	5,479	6,914	8,258	9,168	9,183	9,183	11,497
INVESCO AMERICAN VALUE
Value at beginning of period	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50	6.18	10.00
Value at end of period	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	5,937	7,328	9,302	5,891	13,089	22,675	8,654	6,669	2,770	-
INVESCO COMSTOCK
Value at beginning of period	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73	6.82	10.78
Value at end of period	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73	6.82
Number of accumulation units outstanding at end of period	14,016	13,862	13,370	15,636	19,178	17,647	15,166	12,852	11,158	12,393
INVESCO MID CAP GROWTH
Value at beginning of period	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90	4.17	7.96
Value at end of period	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90	4.17
Number of accumulation units outstanding at end of period	4,358	3,453	3,453	3,751	3,800	3,800	4,390	4,658	7,678	9,713
INVESCO SMALL CAP GROWTH
Value at beginning of period	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74	8.81	14.53
Value at end of period	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74	8.81
Number of accumulation units outstanding at end of period	232	234	3,137	3,021	2,878	2,551	2,241	1,906	1,078	2,744
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.23
Number of accumulation units outstanding at end of period	38,890
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65	4.14	7.61
Value at end of period	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65	4.14
Number of accumulation units outstanding at end of period	11,179	11,129	12,086	14,809	14,891	15,291	17,009	20,426	25,188	30,206
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36	9.06	16.53
Value at end of period	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36	9.06

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	73,194	76,006	82,987	81,898	80,309	80,985	87,993	92,645	94,658	84,167
JENSEN QUALITY GROWTH
Value at beginning of period	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08	8.70	12.39
Value at end of period	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08	8.70
Number of accumulation units outstanding at end of period	2,301	1,909	7,834	7,835	7,835	7,986	7,989	8,098	8,665	12,051
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32	10.00
Value at end of period	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	1,882	1,679	929	2,052	431	2,102	1,075	1,258	202
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48	5.77	9.22
Value at end of period	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48	5.77
Number of accumulation units outstanding at end of period	89	89	772	772	772	813	813	813	1,105	1,986
MFS GROWTH
Value at beginning of period	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79	7.96	12.67
Value at end of period	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79	7.96
Number of accumulation units outstanding at end of period	901	1,014	729	750	790	790	790	790	790	1,100
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09	7.10	13.24
Value at end of period	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09	7.10
Number of accumulation units outstanding at end of period	23,764	16,857	16,914	19,013	17,785	23,297	22,428	25,099	25,795	33,680
OPPENHEIMER GLOBAL
Value at beginning of period	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34	9.68	16.56
Value at end of period	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34	9.68
Number of accumulation units outstanding at end of period	230,805	210,245	219,136	216,298	246,060	269,968	256,188	227,939	217,212	203,808
PIMCO TOTAL RETURN
Value at beginning of period	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16	13.48	13.02
Value at end of period	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16	13.48
Number of accumulation units outstanding at end of period	66,026	52,453	55,626	53,727	79,647	101,665	90,192	84,929	91,108	87,746
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49	10.19	14.80
Value at end of period	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49	10.19
Number of accumulation units outstanding at end of period	3,387	7,581	2,062	2,755	2,994	5,399	3,445	3,023	5,156	12,276
PUTNAM HIGH YIELD
Value at beginning of period	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87	7.40	10.00
Value at end of period	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	17,829	12,184	9,815	12,381	13,894	6,014	4,762	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07	5.21	10.00
Value at end of period	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07	5.21

INVESTMENT DIVISION (0.95)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	13,456	11,148	10,469	13,089	13,349	10,921	27,924	20,634	10,523	404
ROYCE TOTAL RETURN
Value at beginning of period	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49	6.81	10.00
Value at end of period	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	6,271	6,753	7,744	8,676	12,612	12,296	9,976	13,930	1,629	609
VICTORY RS SELECT GROWTH
Value at beginning of period	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71	7.33	13.47
Value at end of period	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71	7.33
Number of accumulation units outstanding at end of period	351	170	250	528	516	377	381	527	470	871
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13	3.51	6.51
Value at end of period	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13	3.51
Number of accumulation units outstanding at end of period	5,175	3,953	4,248	4,248	5,640	8,923	9,632	11,395	11,398	12,595
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18	7.77	13.34
Value at end of period	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18	7.77
Number of accumulation units outstanding at end of period	58,497	53,036	55,396	55,383	67,773	65,165	67,740	63,344	62,132	72,350

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48	8.96	13.24
Value at end of period	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48	8.96
Number of accumulation units outstanding at end of period	860	795	-	1,378	539	382	-	206	-	-
ALGER MID CAP GROWTH
Value at beginning of period	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14	7.41	17.94
Value at end of period	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14	7.41
Number of accumulation units outstanding at end of period	60,272	58,505	60,864	62,221	56,368	53,536	50,859	48,512	44,572	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44	10.28	12.97
Value at end of period	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44	10.28
Number of accumulation units outstanding at end of period	39,090	39,653	36,537	36,423	34,887	33,193	30,811	36,012	32,894	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60	7.22	11.98
Value at end of period	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60	7.22
Number of accumulation units outstanding at end of period	155,184	149,088	147,186	138,247	128,426	121,273	109,580	99,169	65,036	-
ARTISAN INTERNATIONAL
Value at beginning of period	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28	10.30	19.59
Value at end of period	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28	10.30
Number of accumulation units outstanding at end of period	86,236	83,082	82,447	81,021	74,397	70,974	65,116	61,828	45,134	-
CLEARBRIDGE VALUE TRUST

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49	5.34	11.90
Value at end of period	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49	5.34
Number of accumulation units outstanding at end of period	17,705	19,091	22,080	24,945	26,358	27,637	29,833	33,473	38,466	-
COLUMBIA MID CAP VALUE
Value at beginning of period	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90	6.04	10.00
Value at end of period	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	1,646	1,622	2,960	5,599	329	80	1,027	1,373	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92	6.84	11.54
Value at end of period	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92	6.84
Number of accumulation units outstanding at end of period	42,842	41,354	47,504	46,258	43,529	38,853	32,211	32,549	19,441	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02	9.73	13.82
Value at end of period	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02	9.73
Number of accumulation units outstanding at end of period	27,172	25,959	26,851	25,059	23,183	20,479	20,206	19,169	17,710	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51	9.30	16.32
Value at end of period	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51	9.30
Number of accumulation units outstanding at end of period	168,996	166,157	172,306	169,053	165,026	154,992	144,750	145,630	111,972	-
FIDELITY VIP GROWTH
Value at beginning of period	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09	7.93	15.14
Value at end of period	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09	7.93
Number of accumulation units outstanding at end of period	57,708	50,658	58,864	56,737	45,984	49,678	45,938	52,187	43,085	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.79
Number of accumulation units outstanding at end of period	89,937
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58	7.15	12.13
Value at end of period	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58	7.15
Number of accumulation units outstanding at end of period	44,189	43,147	46,009	47,777	48,114	25,140	26,075	50,514	27,198	-
GREAT-WEST BOND INDEX
Value at beginning of period	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32	11.70	11.09
Value at end of period	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32	11.70
Number of accumulation units outstanding at end of period	11,359	10,589	8,035	8,186	6,738	6,717	6,130	10,969	4,391	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.22
Number of accumulation units outstanding at end of period	108,404
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00	11.10	10.98

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00	11.10
Number of accumulation units outstanding at end of period	75,855	84,801	36,520	40,512	58,408	53,744	35,452	45,229	32,635	-
GREAT-WEST LIFETIME 2015
Value at beginning of period	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57	10.00
Value at end of period	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	28,458	46,060	42,510	40,387	38,375	36,846	33,517	30,849	806
GREAT-WEST LIFETIME 2025
Value at beginning of period	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90	10.00
Value at end of period	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90
Number of accumulation units outstanding at end of period	11,663	11,340	5,910	5,527	4,779	2,900	2,754	127	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14	10.00
Value at end of period	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	11,448	5,879	2,350	1,702	1,411	795	75	2	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21	10.00
Value at end of period	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21
Number of accumulation units outstanding at end of period	16,810	15,183	13,251	10,255	6,714	3,589	855	44	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24	10.00
Value at end of period	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	4,822	2,670	2,996	2,246	1,196	819	17	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65	9.95	12.82
Value at end of period	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65	9.95
Number of accumulation units outstanding at end of period	53,291	53,317	41,790	45,429	42,400	42,656	43,041	74,564	59,006	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96	9.43	14.13
Value at end of period	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96	9.43
Number of accumulation units outstanding at end of period	18,732	18,578	20,234	19,359	18,521	18,323	17,698	18,485	13,441	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24	8.60	18.74
Value at end of period	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24	8.60
Number of accumulation units outstanding at end of period	42,942	41,261	39,435	37,279	28,507	25,547	24,907	27,944	23,056	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	108,427
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.57

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	57,943
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	59,334
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.90
Number of accumulation units outstanding at end of period	263,055
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27	9.09	13.36
Value at end of period	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27	9.09
Number of accumulation units outstanding at end of period	11,071	10,947	6,990	7,222	3,947	3,239	2,315	13,043	2,490	-
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	20.78	17.65	19.12	17.96	13.93	11.99	12.20	10.69	8.61	13.61
Value at end of period	23.95	20.78	17.65	19.12	17.96	13.93	11.99	12.20	10.69	8.61
Number of accumulation units outstanding at end of period	115,944	118,777	115,199	110,332	102,925	96,866	88,934	93,346	68,042	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21	9.20	15.55
Value at end of period	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21	9.20
Number of accumulation units outstanding at end of period	44,943	45,525	47,942	47,156	46,494	44,785	42,209	45,998	35,712	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36	11.76	11.14
Value at end of period	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36	11.76
Number of accumulation units outstanding at end of period	23,081	23,729	9,084	8,194	7,419	8,028	9,250	18,979	10,083	-
INVESCO AMERICAN FRANCHISE
Value at beginning of period	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21	8.24	13.41
Value at end of period	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21	8.24
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51	6.18	10.00
Value at end of period	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	151	151	256	508	395	286	119	717	908	-
INVESCO COMSTOCK
Value at beginning of period	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76	6.84	10.00
Value at end of period	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76	6.84
Number of accumulation units outstanding at end of period	4,692	4,527	4,137	3,788	3,453	2,928	2,326	1,849	1,738	-
INVESCO MID CAP GROWTH
Value at beginning of period	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86	8.37	15.95
Value at end of period	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86	8.37

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	1,361	1,256	1,133	1,503	1,776	1,775	1,819	1,041	408	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30	9.22	15.18
Value at end of period	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30	9.22
Number of accumulation units outstanding at end of period	657	672	1,622	1,871	1,875	1,905	1,966	2,940	2,790	-
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.24
Number of accumulation units outstanding at end of period	1,672
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00	8.06	14.79
Value at end of period	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00	8.06
Number of accumulation units outstanding at end of period	1,404	1,296	1,421	1,621	1,370	1,469	1,469	1,847	2,438	-
JENSEN QUALITY GROWTH
Value at beginning of period	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14	8.73	12.43
Value at end of period	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14	8.73
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	533	704	533	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33	10.00
Value at end of period	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33
Number of accumulation units outstanding at end of period	539	123	118	164	99	51	-	607	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51	5.79	9.24
Value at end of period	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51	5.79
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	905	-	-
MFS GROWTH
Value at beginning of period	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35	8.41	13.37
Value at end of period	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35	8.41
Number of accumulation units outstanding at end of period	703	680	265	265	74	74	74	154	154	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31	7.24	13.50
Value at end of period	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31	7.24
Number of accumulation units outstanding at end of period	31,912	30,212	35,067	33,372	32,585	30,396	29,296	29,569	23,121	-
OPPENHEIMER GLOBAL
Value at beginning of period	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91	9.35	15.99
Value at end of period	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91	9.35
Number of accumulation units outstanding at end of period	8,648	8,080	13,228	9,645	9,631	9,389	7,847	19,587	5,413	-
PIMCO TOTAL RETURN
Value at beginning of period	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33	11.84	11.42
Value at end of period	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33	11.84
Number of accumulation units outstanding at end of period	38,294	36,571	33,177	33,536	36,393	35,295	43,175	38,522	35,605	-

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIONEER EQUITY INCOME VCT
Value at beginning of period	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65	9.43	13.69
Value at end of period	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65	9.43
Number of accumulation units outstanding at end of period	685	856	460	1,922	1,772	1,454	1,702	285	824	-
PUTNAM HIGH YIELD
Value at beginning of period	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89	7.41	10.00
Value at end of period	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89	7.41
Number of accumulation units outstanding at end of period	1,461	2,364	426	381	335	-	-	6,349	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09	5.22	10.00
Value at end of period	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	6,771	6,424	6,667	7,038	2,410	2,007	2,831	6,510	1,539	-
ROYCE TOTAL RETURN
Value at beginning of period	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50	6.81	10.00
Value at end of period	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	2,344	2,146	2,066	3,167	3,755	3,598	3,759	5,609	3,232	-
VICTORY RS SELECT GROWTH
Value at beginning of period	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62	7.26	13.33
Value at end of period	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62	7.26
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26	7.69	14.27
Value at end of period	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26	7.69
Number of accumulation units outstanding at end of period	21	-	5	72	489	489	489	489	696	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23	7.80	13.38
Value at end of period	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23	7.80
Number of accumulation units outstanding at end of period	44,735	43,686	43,983	45,606	42,303	39,152	36,221	36,905	27,501	-

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37	9.64	14.24
Value at end of period	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37	9.64
Number of accumulation units outstanding at end of period	1,938	1,938	2,213	2,782	5,877	6,503	6,787	7,174	6,335	7,295
ALGER MID CAP GROWTH
Value at beginning of period	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68	9.08	21.98
Value at end of period	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68	9.08
Number of accumulation units outstanding at end of period	9,568	8,107	7,508	22,301	26,395	28,782	29,550	34,251	25,569	41,944
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32	16.45	20.73
Value at end of period	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32	16.45

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	7,996	9,469	10,451	19,069	19,533	18,820	18,351	16,510	28,139	37,490
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01	7.70	11.87
Value at end of period	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01	7.70
Number of accumulation units outstanding at end of period	12,972	13,219	7,662	8,417	9,144	9,492	10,856	25,483	23,021	20,711
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63	7.23	11.99
Value at end of period	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63	7.23
Number of accumulation units outstanding at end of period	15,785	16,256	20,902	54,359	115,663	77,001	76,567	80,218	45,572	51,420
ARTISAN INTERNATIONAL
Value at beginning of period	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69	7.70	14.63
Value at end of period	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69	7.70
Number of accumulation units outstanding at end of period	18,799	14,505	19,107	42,778	54,087	48,542	39,124	53,741	70,624	64,301
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87	6.31	14.06
Value at end of period	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87	6.31
Number of accumulation units outstanding at end of period	997	887	887	1,433	4,514	6,021	6,580	8,832	9,530	12,345
COLUMBIA MID CAP VALUE
Value at beginning of period	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92	6.05	10.00
Value at end of period	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	4,628	1,984	2,568	16,412	24,338	12,645	41,181	19,736	22,657	273
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48	10.96	15.40
Value at end of period	25.85	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48	10.96
Number of accumulation units outstanding at end of period	2,864	2,956	3,177	4,919	5,173	5,277	7,205	7,205	12,514	12,633
DAVIS NEW YORK VENTURE
Value at beginning of period	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95	6.86	11.56
Value at end of period	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95	6.86
Number of accumulation units outstanding at end of period	4,874	4,693	4,943	11,598	24,602	16,356	22,818	31,736	29,618	39,227
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88	9.60	13.62
Value at end of period	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88	9.60
Number of accumulation units outstanding at end of period	1,132	914	828	9,100	12,848	9,006	10,924	12,204	14,033	22,640
FIDELITY VIP CONTRAFUND
Value at beginning of period	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68	13.12	23.00
Value at end of period	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68	13.12
Number of accumulation units outstanding at end of period	20,410	21,914	28,352	49,110	78,509	81,965	92,412	100,011	117,999	128,938
FIDELITY VIP GROWTH
Value at beginning of period	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97	10.19	19.43

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97	10.19
Number of accumulation units outstanding at end of period	77,679	85,147	119,920	187,973	273,106	281,838	315,445	325,841	314,811	361,533
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56	5.32	9.32
Value at end of period	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56	5.32
Number of accumulation units outstanding at end of period	3,279	3,294	3,325	3,370	3,576	4,480	7,753	10,130	12,727	13,103
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.79
Number of accumulation units outstanding at end of period	102,052
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12	16.72	28.34
Value at end of period	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12	16.72
Number of accumulation units outstanding at end of period	34,865	37,559	52,321	82,899	98,786	77,617	75,426	82,055	90,377	105,745
GREAT-WEST BOND INDEX
Value at beginning of period	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57	15.72	14.89
Value at end of period	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57	15.72
Number of accumulation units outstanding at end of period	17,013	10,613	16,402	45,591	62,460	44,295	35,103	36,918	43,718	40,919
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.23
Number of accumulation units outstanding at end of period	40,464
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43	13.53	13.38
Value at end of period	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43	13.53
Number of accumulation units outstanding at end of period	246,409	265,380	294,563	342,035	419,442	424,933	494,795	524,463	725,501	850,522
GREAT-WEST LIFETIME 2015
Value at beginning of period	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58	10.00
Value at end of period	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	512	3,792	6,626	2,739	3,098	3,755	1,286	15,252	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91	10.00
Value at end of period	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	4,399	9,577	19,983	14,283	21,566	18,252	22,338	18,492	1,041
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14	10.00
Value at end of period	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14
Number of accumulation units outstanding at end of period	8,883	10,301	10,112	18,525	27,031	18,539	14,114	10,311	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21	10.00

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21
Number of accumulation units outstanding at end of period	1,158	1,156	14,674	11,123	10,667	5,641	2,402	789	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25	10.00
Value at end of period	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	607	477	6,945	4,438	4,020	2,225	1,259	4	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28	17.67	22.75
Value at end of period	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28	17.67
Number of accumulation units outstanding at end of period	13,869	12,145	18,793	24,392	67,049	69,046	65,648	96,897	93,341	123,841
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68	15.51	23.20
Value at end of period	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68	15.51
Number of accumulation units outstanding at end of period	9,164	11,284	18,826	22,545	28,946	28,778	30,521	35,202	37,529	56,761
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10	10.01	21.81
Value at end of period	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10	10.01
Number of accumulation units outstanding at end of period	45,537	55,790	65,975	91,505	169,241	105,827	104,877	107,699	86,887	118,734
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.48
Number of accumulation units outstanding at end of period	377,775
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.57
Number of accumulation units outstanding at end of period	288,966
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	90,118
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.91
Number of accumulation units outstanding at end of period	912,552
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45	15.68	23.01
Value at end of period	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45	15.68
Number of accumulation units outstanding at end of period	27,838	38,244	26,330	35,288	37,604	35,193	33,423	38,541	59,039	79,333

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	33.12	28.10	30.41	28.53	22.11	19.01	19.32	16.91	13.61	21.49
Value at end of period	38.21	33.12	28.10	30.41	28.53	22.11	19.01	19.32	16.91	13.61
Number of accumulation units outstanding at end of period	50,240	59,129	74,512	120,682	191,531	206,594	211,831	231,240	224,459	274,874
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83	16.57	28.00
Value at end of period	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83	16.57
Number of accumulation units outstanding at end of period	16,092	16,138	29,237	45,660	56,190	61,120	56,977	63,517	71,169	85,901
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27	17.37	16.44
Value at end of period	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27	17.37
Number of accumulation units outstanding at end of period	15,796	21,952	25,661	29,085	27,757	30,239	31,417	41,623	50,965	57,165
INVESCO AMERICAN FRANCHISE
Value at beginning of period	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86	4.72	7.68
Value at end of period	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86	4.72
Number of accumulation units outstanding at end of period	362	362	541	3,857	1,547	4,720	4,638	4,612	4,704	4,748
INVESCO AMERICAN VALUE
Value at beginning of period	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52	6.18	10.00
Value at end of period	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	278	2,015	4,805	6,408	19,621	44,210	11,368	17,992	13,953	1,345
INVESCO COMSTOCK
Value at beginning of period	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79	6.86	10.81
Value at end of period	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79	6.86
Number of accumulation units outstanding at end of period	5,553	10,772	13,122	26,505	81,767	31,606	16,770	10,359	10,138	9,804
INVESCO MID CAP GROWTH
Value at beginning of period	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02	4.24	8.08
Value at end of period	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02	4.24
Number of accumulation units outstanding at end of period	4,022	2,400	2,327	5,011	8,099	11,801	13,662	13,744	10,432	11,836
INVESCO SMALL CAP GROWTH
Value at beginning of period	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92	8.92	14.68
Value at end of period	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92	8.92
Number of accumulation units outstanding at end of period	-	1	3,560	3,820	4,292	2,124	2,469	2,182	2,461	2,825
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.25
Number of accumulation units outstanding at end of period	13,031
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76	4.21	7.72
Value at end of period	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76	4.21

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	3,187	3,203	3,312	5,529	7,617	11,125	15,800	16,862	16,393	17,319
JANUS HENDERSON RESEARCH
Value at beginning of period	10.00
Value at end of period	11.29
Number of accumulation units outstanding at end of period	2,835
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63	7.77	14.16
Value at end of period	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63	7.77
Number of accumulation units outstanding at end of period	9,544	9,632	23,589	24,646	23,304	24,851	25,678	32,083	31,785	43,852
JENSEN QUALITY GROWTH
Value at beginning of period	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20	8.77	12.47
Value at end of period	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20	8.77
Number of accumulation units outstanding at end of period	1,524	1,295	1,308	2,082	2,478	3,096	9,758	11,920	13,536	16,075
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33	10.00
Value at end of period	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	2,205	4,769	7,014	4,270	11,084	10,569	11,904	7,886	6,936
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53	5.80	9.25
Value at end of period	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53	5.80
Number of accumulation units outstanding at end of period	40	40	40	40	310	270	2,076	2,079	2,079	2,111
MFS GROWTH
Value at beginning of period	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94	8.07	12.81
Value at end of period	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94	8.07
Number of accumulation units outstanding at end of period	50	50	597	681	1,647	1,139	144	144	852	841
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25	7.19	13.39
Value at end of period	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25	7.19
Number of accumulation units outstanding at end of period	4,280	4,567	4,866	8,195	17,149	14,525	14,519	15,963	34,043	33,023
OPPENHEIMER GLOBAL
Value at beginning of period	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48	9.76	16.67
Value at end of period	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48	9.76
Number of accumulation units outstanding at end of period	17,415	14,170	19,436	33,738	48,044	48,484	52,122	54,172	60,595	62,712
PIMCO TOTAL RETURN
Value at beginning of period	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40	13.66	13.17
Value at end of period	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40	13.66
Number of accumulation units outstanding at end of period	17,403	15,663	28,926	35,935	78,797	70,483	47,761	52,654	70,691	66,295
PIONEER EQUITY INCOME VCT
Value at beginning of period	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70	10.35	14.99

INVESTMENT DIVISION (0.75)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70	10.35
Number of accumulation units outstanding at end of period	2,766	6,047	3,845	6,223	4,933	4,790	7,613	7,729	8,912	11,051
PUTNAM HIGH YIELD
Value at beginning of period	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91	7.41	10.00
Value at end of period	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	5,082	4,916	8,815	11,268	14,196	15,273	8,433	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10	5.22	10.00
Value at end of period	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	3,804	2,522	2,795	20,266	71,607	73,661	59,058	35,940	35,722	8,909
ROYCE TOTAL RETURN
Value at beginning of period	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52	6.82	10.00
Value at end of period	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	6,634	6,552	6,674	7,755	44,094	16,434	30,944	42,702	24,031	8,915
VICTORY RS SELECT GROWTH
Value at beginning of period	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83	7.40	13.56
Value at end of period	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83	7.40
Number of accumulation units outstanding at end of period	84	84	165	214	581	504	714	1,025	960	2,382
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23	3.57	6.61
Value at end of period	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23	3.57
Number of accumulation units outstanding at end of period	795	795	1,941	2,886	2,405	2,708	4,419	7,261	6,541	7,859
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27	7.82	13.41
Value at end of period	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27	7.82
Number of accumulation units outstanding at end of period	9,577	10,521	21,001	51,586	83,563	95,949	87,123	82,839	60,746	74,937

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73	8.35	12.32
Value at end of period	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73	8.35
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25	6.80	16.44
Value at end of period	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25	6.80
Number of accumulation units outstanding at end of period	102	786	736	687	668	580	511	443	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50	16.59	20.89
Value at end of period	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50	16.59
Number of accumulation units outstanding at end of period	1,261	1,654	1,640	1,495	1,437	1,362	1,261	1,001	-	-

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66	7.25	12.01
Value at end of period	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66	7.25
Number of accumulation units outstanding at end of period	1,032	889	794	888	325	138	119	139	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79	7.77	14.75
Value at end of period	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79	7.77
Number of accumulation units outstanding at end of period	2,967	2,610	2,702	2,865	2,354	2,511	1,839	1,710	322	322
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94	6.35	14.14
Value at end of period	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94	6.35
Number of accumulation units outstanding at end of period	185	185	185	185	185	185	185	185	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93	6.05	10.00
Value at end of period	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	796	345	239	555	207	-	82	49	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98	6.87	11.57
Value at end of period	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98	6.87
Number of accumulation units outstanding at end of period	306	452	386	303	313	296	281	299	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96	9.67	13.70
Value at end of period	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96	9.67
Number of accumulation units outstanding at end of period	637	601	561	534	546	461	417	372	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74	9.45	16.54
Value at end of period	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74	9.45
Number of accumulation units outstanding at end of period	1,960	2,095	2,363	2,127	2,038	1,950	4,336	4,107	134	134
FIDELITY VIP GROWTH
Value at beginning of period	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46	5.07	9.65
Value at end of period	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46	5.07
Number of accumulation units outstanding at end of period	3,640	3,623	3,543	3,688	3,343	2,697	3,368	3,400	2,039	2,039
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	109,546
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18	11.82	20.00
Value at end of period	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18	11.82
Number of accumulation units outstanding at end of period	1,658	1,779	2,256	1,856	1,930	495	538	541	538	538
GREAT-WEST BOND INDEX
Value at beginning of period	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67	15.80	14.95
Value at end of period	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67	15.80
Number of accumulation units outstanding at end of period	5,292	4,807	4,587	4,515	492	675	635	592	-	-

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.23
Number of accumulation units outstanding at end of period	6,227
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97	12.05	11.90
Value at end of period	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97	12.05
Number of accumulation units outstanding at end of period	11,194	10,574	11,141	10,573	11,045	10,753	11,989	10,768	2,871	2,871
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59	10.00
Value at end of period	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59
Number of accumulation units outstanding at end of period	32,341	28,178	25,624	17,400	10,633	462	26	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91	10.00
Value at end of period	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91
Number of accumulation units outstanding at end of period	4,515	3,255	2,359	1,233	429	191	113	33	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15	10.00
Value at end of period	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	9,463	6,872	4,780	2,700	1,291	625	265	50	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22	10.00
Value at end of period	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	11,734	9,291	7,319	4,492	2,572	1,590	597	81	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26	10.00
Value at end of period	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	12,341	8,342	5,154	2,420	646	265	32	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73	15.79	20.32
Value at end of period	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73	15.79
Number of accumulation units outstanding at end of period	341	330	317	303	299	456	446	638	118	212
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06	15.01	22.43
Value at end of period	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06	15.01
Number of accumulation units outstanding at end of period	101	172	137	101	101	101	167	217	101	101
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59	8.85	19.26
Value at end of period	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59	8.85
Number of accumulation units outstanding at end of period	1,428	2,252	2,802	2,055	2,204	1,805	1,978	1,780	1,664	1,761
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.48

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	78,599
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.58
Number of accumulation units outstanding at end of period	112,486
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.36
Number of accumulation units outstanding at end of period	16,389
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.91
Number of accumulation units outstanding at end of period	10,421
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85	12.77	18.72
Value at end of period	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85	12.77
Number of accumulation units outstanding at end of period	747	606	598	667	530	802	983	930	617	617
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	26.55	22.50	24.32	22.80	17.65	15.16	15.39	13.46	10.82	17.07
Value at end of period	30.65	26.55	22.50	24.32	22.80	17.65	15.16	15.39	13.46	10.82
Number of accumulation units outstanding at end of period	952	646	472	427	1,725	1,682	1,726	2,797	1,516	1,516
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92	10.37	17.50
Value at end of period	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92	10.37
Number of accumulation units outstanding at end of period	827	1,332	1,298	1,159	1,093	1,288	1,179	1,063	143	143
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64	15.80	14.94
Value at end of period	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64	15.80
Number of accumulation units outstanding at end of period	1,275	1,410	1,516	1,506	1,475	1,651	1,599	1,538	357	357
INVESCO AMERICAN FRANCHISE
Value at beginning of period	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92	4.77	7.74
Value at end of period	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92	4.77
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54	6.19	10.00
Value at end of period	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	164	137	122	205	207	436	-	41	-	-
INVESCO COMSTOCK
Value at beginning of period	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82	6.87	10.82
Value at end of period	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82	6.87

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	41	174	372	405	196	-	-	-	-	-
INVESCO MID CAP GROWTH
Value at beginning of period	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08	4.28	8.14
Value at end of period	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08	4.28
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01	8.99	14.77
Value at end of period	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01	8.99
Number of accumulation units outstanding at end of period	115	115	115	115	115	115	115	115	-	-
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.25
Number of accumulation units outstanding at end of period	-
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81	4.25	7.78
Value at end of period	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81	4.25
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	91	-	-
JENSEN QUALITY GROWTH
Value at beginning of period	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26	8.81	12.52
Value at end of period	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26	8.81
Number of accumulation units outstanding at end of period	57	57	57	57	57	57	57	153	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34	10.00
Value at end of period	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	241	189	77	40	18	-	-	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56	5.81	9.26
Value at end of period	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56	5.81
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01	8.12	12.88
Value at end of period	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01	8.12
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	533	533	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32	7.24	13.46
Value at end of period	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32	7.24
Number of accumulation units outstanding at end of period	3,428	4,015	3,716	3,449	3,153	2,827	2,455	2,141	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56	9.81	16.74
Value at end of period	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56	9.81
Number of accumulation units outstanding at end of period	5,253	4,745	4,208	4,082	3,969	3,484	3,000	2,873	-	-
PIMCO TOTAL RETURN
Value at beginning of period	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53	13.76	13.24
Value at end of period	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53	13.76

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	715	641	734	635	696	763	739	1,600	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99	10.60	15.35
Value at end of period	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99	10.60
Number of accumulation units outstanding at end of period	157	454	99	49	23	-	-	7	-	-
PUTNAM HIGH YIELD
Value at beginning of period	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92	7.41	10.00
Value at end of period	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	310	235	157	90	28	-	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11	5.22	10.00
Value at end of period	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	710	1,347	851	958	795	460	422	260	-	-
ROYCE TOTAL RETURN
Value at beginning of period	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53	6.82	10.00
Value at end of period	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	48	79	49	48	92	48	48	77	-	-
VICTORY RS SELECT GROWTH
Value at beginning of period	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89	7.43	13.61
Value at end of period	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89	7.43
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28	3.60	6.66
Value at end of period	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28	3.60
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32	7.85	13.45
Value at end of period	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32	7.85
Number of accumulation units outstanding at end of period	953	894	1,222	1,143	1,095	972	896	759	-	-

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63	9.82	14.47
Value at end of period	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63	9.82
Number of accumulation units outstanding at end of period	493	520	442	437	704	704	711	700	1,152	2,687
ALGER MID CAP GROWTH
Value at beginning of period	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96	9.25	22.34
Value at end of period	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96	9.25
Number of accumulation units outstanding at end of period	14,286	11,492	15,344	15,665	13,503	14,644	15,396	20,974	30,119	39,280
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68	16.73	21.04

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68	16.73
Number of accumulation units outstanding at end of period	12,583	11,302	10,363	9,840	10,243	10,066	10,851	8,424	19,363	16,445
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69	7.27	12.02
Value at end of period	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69	7.27
Number of accumulation units outstanding at end of period	16,486	13,451	14,272	12,796	8,739	9,434	9,207	7,776	18,917	20,226
ARTISAN INTERNATIONAL
Value at beginning of period	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89	7.84	14.86
Value at end of period	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89	7.84
Number of accumulation units outstanding at end of period	36,844	31,429	39,544	29,579	21,953	27,924	35,231	39,730	52,150	64,611
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01	6.40	14.22
Value at end of period	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01	6.40
Number of accumulation units outstanding at end of period	114	56	176	121	121	1,227	1,227	864	11,287	2,419
COLUMBIA MID CAP VALUE
Value at beginning of period	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94	6.05	10.00
Value at end of period	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	11,302	2,848	4,863	5,823	2,114	754	7,714	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01	6.89	11.59
Value at end of period	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01	6.89
Number of accumulation units outstanding at end of period	16,289	16,671	15,250	16,120	17,033	13,224	13,959	14,967	25,756	21,430
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05	9.73	13.77
Value at end of period	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05	9.73
Number of accumulation units outstanding at end of period	7,050	6,862	6,932	5,507	4,856	3,295	3,234	6,380	9,623	17,404
FIDELITY VIP CONTRAFUND
Value at beginning of period	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07	13.39	23.42
Value at end of period	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07	13.39
Number of accumulation units outstanding at end of period	40,841	37,968	43,427	32,075	24,962	31,400	33,700	30,634	54,269	32,085
FIDELITY VIP GROWTH
Value at beginning of period	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08	11.82	22.50
Value at end of period	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08	11.82
Number of accumulation units outstanding at end of period	76,501	78,890	88,414	92,276	91,595	102,614	106,465	119,104	133,664	132,026
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	194,618
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37	17.46	29.52
Value at end of period	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37	17.46

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	28,331	30,541	32,444	27,410	36,017	27,263	29,303	27,831	36,923	36,708
GREAT-WEST BOND INDEX
Value at beginning of period	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91	16.02	15.14
Value at end of period	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91	16.02
Number of accumulation units outstanding at end of period	21,345	22,536	29,717	10,673	11,843	15,052	18,594	31,222	40,398	37,380
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.24
Number of accumulation units outstanding at end of period	26,719
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05	14.13	13.94
Value at end of period	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05	14.13
Number of accumulation units outstanding at end of period	191,487	187,759	197,686	209,384	220,314	251,994	242,534	333,142	358,320	322,508
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59	10.00
Value at end of period	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	8,854	6,764	8,023	7,976	9,214	8,839	1,862	2,750	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92	10.00
Value at end of period	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92
Number of accumulation units outstanding at end of period	11,003	15,288	17,091	12,565	2,265	2,233	2,373	4	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16	10.00
Value at end of period	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	18,607	25,288	25,516	11,268	3,108	2,548	423	4	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23	10.00
Value at end of period	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	20,124	12,939	12,960	6,132	4,377	2,621	378	266	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27	10.00
Value at end of period	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	9,359	6,997	5,928	2,015	1,185	363	87	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43	19.20	24.67
Value at end of period	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43	19.20
Number of accumulation units outstanding at end of period	9,711	9,295	11,563	19,249	18,691	36,828	33,373	20,361	26,935	23,744
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17	15.86	23.68
Value at end of period	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17	15.86

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	6,156	7,660	9,691	7,549	8,580	8,331	9,544	8,904	22,593	15,810
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45	11.02	23.96
Value at end of period	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45	11.02
Number of accumulation units outstanding at end of period	49,374	55,059	50,158	41,914	42,821	42,602	44,288	51,669	55,410	43,620
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	245,305
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.58
Number of accumulation units outstanding at end of period	333,075
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.36
Number of accumulation units outstanding at end of period	47,052
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.92
Number of accumulation units outstanding at end of period	724,154
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52	17.32	25.36
Value at end of period	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52	17.32
Number of accumulation units outstanding at end of period	28,255	30,665	18,607	15,852	16,066	16,485	18,390	19,332	35,041	26,497
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	39.57	33.50	36.18	33.88	26.20	22.48	22.80	19.93	16.00	25.22
Value at end of period	45.74	39.57	33.50	36.18	33.88	26.20	22.48	22.80	19.93	16.00
Number of accumulation units outstanding at end of period	37,682	36,509	40,573	38,892	42,348	51,501	55,743	59,892	87,522	68,639
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42	16.95	28.58
Value at end of period	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42	16.95
Number of accumulation units outstanding at end of period	20,495	21,900	25,830	17,866	14,341	22,409	24,083	21,303	37,831	31,599
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99	18.01	17.01
Value at end of period	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99	18.01

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	15,187	20,891	16,855	16,624	21,502	31,324	33,858	34,736	50,751	39,672
INVESCO AMERICAN FRANCHISE
Value at beginning of period	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97	4.80	7.80
Value at end of period	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97	4.80
Number of accumulation units outstanding at end of period	4,384	4,389	4,394	4,332	4,360	4,360	6,427	6,487	6,538	9,717
INVESCO AMERICAN VALUE
Value at beginning of period	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55	6.19	10.00
Value at end of period	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	2,389	2,033	4,528	4,768	2,672	5,919	3,179	11,009	4,595	9
INVESCO COMSTOCK
Value at beginning of period	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85	6.89	10.84
Value at end of period	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85	6.89
Number of accumulation units outstanding at end of period	8,253	7,550	12,215	7,057	6,451	402	1,341	1,172	11,576	3,999
INVESCO MID CAP GROWTH
Value at beginning of period	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14	4.32	8.20
Value at end of period	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14	4.32
Number of accumulation units outstanding at end of period	1,657	2,403	1,859	1,610	1,549	1,572	1,293	1,411	4,812	11,861
INVESCO SMALL CAP GROWTH
Value at beginning of period	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10	9.05	14.86
Value at end of period	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10	9.05
Number of accumulation units outstanding at end of period	706	975	975	1,314	1,314	1,314	1,334	696	978	2,016
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.26
Number of accumulation units outstanding at end of period	12,308
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87	4.29	7.84
Value at end of period	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87	4.29
Number of accumulation units outstanding at end of period	2,513	2,521	2,531	2,541	2,495	2,692	3,514	3,069	3,817	8,742
JENSEN QUALITY GROWTH
Value at beginning of period	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32	8.85	12.56
Value at end of period	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32	8.85
Number of accumulation units outstanding at end of period	34	427	761	761	132	132	142	346	672	6,106
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34	10.00
Value at end of period	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	1,887	2,675	2,530	731	637	2,632	2,014	1,258	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59	5.83	9.28
Value at end of period	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59	5.83

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	136	136	136	136	167	1,027	1,164	273	291	657
MFS GROWTH
Value at beginning of period	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09	8.17	12.96
Value at end of period	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09	8.17
Number of accumulation units outstanding at end of period	146	146	146	143	143	143	143	143	442	143
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41	7.29	13.54
Value at end of period	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41	7.29
Number of accumulation units outstanding at end of period	4,400	4,440	7,171	4,453	2,722	5,234	6,180	3,323	10,603	6,993
OPPENHEIMER GLOBAL
Value at beginning of period	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63	9.85	16.79
Value at end of period	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63	9.85
Number of accumulation units outstanding at end of period	26,735	22,656	23,577	25,221	24,872	32,511	34,833	33,106	25,712	24,315
PIMCO TOTAL RETURN
Value at beginning of period	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63	13.84	13.31
Value at end of period	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63	13.84
Number of accumulation units outstanding at end of period	36,020	37,548	37,552	34,673	35,362	54,195	64,848	67,122	81,002	67,419
PIONEER EQUITY INCOME VCT
Value at beginning of period	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98	10.58	15.30
Value at end of period	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98	10.58
Number of accumulation units outstanding at end of period	1,721	8,335	1,593	2,343	1,169	1,848	1,996	3,188	5,866	4,908
PUTNAM HIGH YIELD
Value at beginning of period	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94	7.42	10.00
Value at end of period	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	8,704	2,837	2,967	1,900	925	6,262	4,935	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12	5.23	10.00
Value at end of period	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	8,960	5,149	4,125	4,441	3,722	3,430	11,666	11,746	21,686	946
ROYCE TOTAL RETURN
Value at beginning of period	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55	6.83	10.00
Value at end of period	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	9,144	8,166	8,958	7,225	8,288	9,230	8,384	12,930	9,426	1,035
VICTORY RS SELECT GROWTH
Value at beginning of period	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95	7.47	13.66
Value at end of period	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95	7.47
Number of accumulation units outstanding at end of period	144	319	319	309	-	-	-	79	427	1,718
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33	3.63	6.71
Value at end of period	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33	3.63

INVESTMENT DIVISION (0.55)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	2,742	2,977	2,977	2,965	2,950	2,950	2,950	4,559	6,707	19,869
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37	7.88	13.48
Value at end of period	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37	7.88
Number of accumulation units outstanding at end of period	9,120	10,300	12,772	13,096	16,876	16,455	24,662	13,540	26,777	18,010

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42	8.10	11.92
Value at end of period	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42	8.10
Number of accumulation units outstanding at end of period	2,709	2,182	1,671	934	934	2,673	3,322	4,787	4,910	1,096
ALGER MID CAP GROWTH
Value at beginning of period	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18	6.08	14.66
Value at end of period	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18	6.08
Number of accumulation units outstanding at end of period	20,217	22,024	21,195	1,068	2,776	2,764	29,111	30,149	31,184	7,850
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73	9.61	12.07
Value at end of period	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73	9.61
Number of accumulation units outstanding at end of period	8,236	11,552	6,899	28,606	28,829	27,390	37,370	36,321	31,682	17,726
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73	7.28	12.04
Value at end of period	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73	7.28
Number of accumulation units outstanding at end of period	71,757	50,848	55,988	95,082	33,838	17,934	19,043	16,540	13,605	7,852
ARTISAN INTERNATIONAL
Value at beginning of period	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80	8.48	16.07
Value at end of period	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80	8.48
Number of accumulation units outstanding at end of period	11,859	11,411	13,209	58,773	41,938	42,146	34,893	36,350	33,250	13,382
CLEARBRIDGE VALUE TRUST
Value at beginning of period	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73	4.77	10.60
Value at end of period	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73	4.77
Number of accumulation units outstanding at end of period	1,654	3,454	3,903	3,723	1,690	1,690	2,550	3,043	3,217	2,040
COLUMBIA MID CAP VALUE
Value at beginning of period	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95	6.06	10.00
Value at end of period	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	37,974	37,773	31,539	39,280	2,301	-	23,467	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04	6.90	11.61
Value at end of period	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04	6.90
Number of accumulation units outstanding at end of period	36,531	25,292	11,649	5,325	3,094	2,956	7,247	7,097	7,173	5,291
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36	9.12	12.89

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36	9.12
Number of accumulation units outstanding at end of period	6,127	5,884	3,526	12,017	10,059	5,192	2,546	4,682	5,226	3,284
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64	7.87	13.76
Value at end of period	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64	7.87
Number of accumulation units outstanding at end of period	79,520	82,893	85,777	83,623	58,675	37,435	52,029	52,376	55,262	21,034
FIDELITY VIP GROWTH
Value at beginning of period	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33	7.30	13.88
Value at end of period	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33	7.30
Number of accumulation units outstanding at end of period	133,593	131,785	135,703	99,082	91,950	82,475	89,838	98,034	93,663	61,141
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	196,993
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62	6.53	11.03
Value at end of period	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62	6.53
Number of accumulation units outstanding at end of period	26,145	33,260	34,348	51,804	76,617	23,751	28,870	26,069	27,925	18,258
GREAT-WEST BOND INDEX
Value at beginning of period	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27	11.61	10.96
Value at end of period	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27	11.61
Number of accumulation units outstanding at end of period	128,914	114,421	92,837	114,881	40,717	22,065	22,829	23,529	24,632	11,406
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.24
Number of accumulation units outstanding at end of period	19,770
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06	11.10	10.95
Value at end of period	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06	11.10
Number of accumulation units outstanding at end of period	91,208	101,818	107,307	116,471	39,266	32,448	29,156	26,764	32,008	27,031
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60	10.00
Value at end of period	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	5,995	5,428	3,736	15,219	13,747	12,854	17,279	7,801	5,018
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93	10.00
Value at end of period	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93
Number of accumulation units outstanding at end of period	30,854	33,110	16,175	10,652	5,809	2,734	8,500	5,691	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17	10.00
Value at end of period	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17
Number of accumulation units outstanding at end of period	30,249	19,083	9,829	12,538	7,839	2,124	6,876	235	-
GREAT-WEST LIFETIME 2045

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24	10.00
Value at end of period	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	12,021	8,079	5,622	6,407	4,640	2,828	4,369	8	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28	10.00
Value at end of period	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28
Number of accumulation units outstanding at end of period	10,620	8,139	14,907	12,297	920	270	101	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79	9.28	11.91
Value at end of period	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79	9.28
Number of accumulation units outstanding at end of period	42,366	43,661	46,982	66,820	38,929	28,670	35,142	30,807	29,111	15,938
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48	8.24	12.28
Value at end of period	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48	8.24
Number of accumulation units outstanding at end of period	2,516	3,133	2,785	16,131	15,645	11,895	19,279	19,338	20,045	14,046
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21	7.01	15.24
Value at end of period	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21	7.01
Number of accumulation units outstanding at end of period	144,322	148,840	125,875	91,701	72,894	38,960	38,318	40,918	43,870	26,319
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	526,064
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	426,893
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	46,490
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.92
Number of accumulation units outstanding at end of period	358,355
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65	7.76	11.35
Value at end of period	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65	7.76
Number of accumulation units outstanding at end of period	39,010	32,660	11,845	33,618	34,282	31,097	28,380	29,029	27,925	13,313
GREAT-WEST T. ROWE PRICE EQUITY INCOME

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	19.44	16.45	17.74	16.60	12.82	10.99	11.14	9.72	7.80	12.28
Value at end of period	22.50	19.44	16.45	17.74	16.60	12.82	10.99	11.14	9.72	7.80
Number of accumulation units outstanding at end of period	131,088	137,624	123,908	114,090	52,913	11,999	19,710	24,169	22,397	15,074
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16	7.74	13.03
Value at end of period	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16	7.74
Number of accumulation units outstanding at end of period	19,749	22,100	26,700	36,630	47,427	43,936	34,063	43,001	38,417	30,335
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33	11.68	11.02
Value at end of period	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33	11.68
Number of accumulation units outstanding at end of period	11,378	8,088	4,502	15,571	30,722	30,945	28,893	27,612	24,815	17,734
INVESCO AMERICAN FRANCHISE
Value at beginning of period	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73	7.82	12.68
Value at end of period	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73	7.82
Number of accumulation units outstanding at end of period	543	558	501	48	48	48	48	48	48	-
INVESCO AMERICAN VALUE
Value at beginning of period	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56	6.19	10.00
Value at end of period	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	4,778	7,026	22,093	41,385	13,183	24,209	8,513	8,326	2,142	-
INVESCO COMSTOCK
Value at beginning of period	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88	6.91	10.00
Value at end of period	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	4,550	17,114	45,345	77,040	14,072	4,477	3,352	2,164	1,442	1,046
INVESCO MID CAP GROWTH
Value at beginning of period	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99	7.03	13.33
Value at end of period	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99	7.03
Number of accumulation units outstanding at end of period	365	1,072	712	347	347	668	2,561	2,585	2,017	1,022
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55	7.88	12.93
Value at end of period	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55	7.88
Number of accumulation units outstanding at end of period	2,504	3,714	4,336	7,238	5,220	286	286	286	286	169
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.27
Number of accumulation units outstanding at end of period	2,401
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90	7.22	13.19
Value at end of period	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90	7.22
Number of accumulation units outstanding at end of period	1,300	1,300	1,300	265	341	678	920	920	921	678
JENSEN QUALITY GROWTH
Value at beginning of period	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00	8.59	12.17
Value at end of period	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00	8.59

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	682	682	931	1,961	3,416	4,369	2,602	2,602	3,252	1,733
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35	10.00
Value at end of period	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35
Number of accumulation units outstanding at end of period	22,417	19,115	15,302	19,962	1,618	953	226	552	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62	5.84	9.29
Value at end of period	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62	5.84
Number of accumulation units outstanding at end of period	248	248	250	289	74	704	761	964	1,100	-
MFS GROWTH
Value at beginning of period	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57	7.74	12.26
Value at end of period	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57	7.74
Number of accumulation units outstanding at end of period	47	47	47	47	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68	6.77	12.57
Value at end of period	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68	6.77
Number of accumulation units outstanding at end of period	15,382	11,702	14,909	11,515	6,520	5,154	8,091	7,088	6,908	5,042
OPPENHEIMER GLOBAL
Value at beginning of period	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55	7.61	12.97
Value at end of period	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55	7.61
Number of accumulation units outstanding at end of period	33,008	20,053	18,629	48,539	71,867	53,266	61,042	44,979	31,521	14,712
PIMCO TOTAL RETURN
Value at beginning of period	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11	11.60	11.15
Value at end of period	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11	11.60
Number of accumulation units outstanding at end of period	42,200	28,053	34,594	49,579	38,840	29,903	27,063	25,285	29,890	17,414
PIONEER EQUITY INCOME VCT
Value at beginning of period	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60	8.47	12.23
Value at end of period	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60	8.47
Number of accumulation units outstanding at end of period	1,602	4,532	1,371	11,130	7,586	3,825	4,570	6,448	4,133	362
PUTNAM HIGH YIELD
Value at beginning of period	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96	7.42	10.00
Value at end of period	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	17,274	18,912	17,818	22,587	5,618	501	427	59	396	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14	5.23	10.00
Value at end of period	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	57,445	49,531	63,303	97,374	891	9,774	15,186	5,808	1,375	-
ROYCE TOTAL RETURN
Value at beginning of period	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56	6.83	10.00
Value at end of period	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	4,310	9,922	15,311	21,941	12,525	1,073	2,022	1,707	1,282	-
VICTORY RS SELECT GROWTH

INVESTMENT DIVISION (0.45)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62	6.56	11.98
Value at end of period	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62	6.56
Number of accumulation units outstanding at end of period	88	88	254	3,485	5,141	3,741	2,123	1,368	878	510
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04	6.83	12.61
Value at end of period	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04	6.83
Number of accumulation units outstanding at end of period	412	412	412	44	541	663	663	663	663	576
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03	6.86	11.72
Value at end of period	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03	6.86
Number of accumulation units outstanding at end of period	51,818	52,597	59,664	51,648	25,964	19,805	23,785	24,724	19,399	5,792

INVESTMENT DIVISION (0.40)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER MID CAP GROWTH
Value at beginning of period	13.06	12.98	10.00
Value at end of period	16.88	13.06	12.98
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	14.42	12.12	10.00
Value at end of period	16.28	14.42	12.12
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	14.92	13.86	13.25	12.21	10.00
Value at end of period	18.68	14.92	13.86	13.25	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	147
ARTISAN INTERNATIONAL
Value at beginning of period	9.90	11.00	11.49	11.65	10.00
Value at end of period	12.92	9.90	11.00	11.49	11.65
Number of accumulation units outstanding at end of period	-	-	-	-	192
COLUMBIA MID CAP VALUE
Value at beginning of period	14.43	12.74	13.53	12.15	10.00
Value at end of period	16.25	14.43	12.74	13.53	12.15
Number of accumulation units outstanding at end of period	-	-	-	-	202
DAVIS NEW YORK VENTURE
Value at beginning of period	14.51	13.01	10.00
Value at end of period	17.60	14.51	13.01
Number of accumulation units outstanding at end of period	-	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	13.10	12.01	10.00
Value at end of period	15.14	13.10	12.01
Number of accumulation units outstanding at end of period	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.47	13.45	10.00
Value at end of period	17.57	14.47	13.45
Number of accumulation units outstanding at end of period	-	-	-
FIDELITY VIP GROWTH
Value at beginning of period	14.99	14.93	13.99	12.62	10.00
Value at end of period	20.18	14.99	14.93	13.99	12.62
Number of accumulation units outstanding at end of period	-	-	-	-	1
GREAT-WEST AGGRESSIVE PROFILE

INVESTMENT DIVISION (0.40)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	14.33	12.72	13.60	12.67	10.00
Value at end of period	16.41	14.33	12.72	13.60	12.67
Number of accumulation units outstanding at end of period	-	-	-	-	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	10.30	10.15	10.16	9.65	10.00
Value at end of period	10.58	10.30	10.15	10.16	9.65
Number of accumulation units outstanding at end of period	-	-	-	-	204
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.24
Number of accumulation units outstanding at end of period	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.85	9.89	9.93	9.97	10.00
Value at end of period	9.85	9.85	9.89	9.93	9.97
Number of accumulation units outstanding at end of period	-	-	-	-	3
GREAT-WEST LIFETIME 2015
Value at beginning of period	10.39	10.80	10.00
Value at end of period	11.50	10.39	10.80
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	10.46	11.20	10.00
Value at end of period	11.89	10.46	11.20
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	10.55	11.64	10.00
Value at end of period	12.44	10.55	11.64
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	10.59	11.71	10.00
Value at end of period	12.70	10.59	11.71
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	10.58	11.62	10.00
Value at end of period	12.73	10.58	11.62
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.91	9.84	10.57	10.26	10.00
Value at end of period	11.55	10.91	9.84	10.57	10.26
Number of accumulation units outstanding at end of period	-	-	-	-	5
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	15.44	12.32	10.00
Value at end of period	16.88	15.44	12.32
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	12.63	12.21	10.00
Value at end of period	15.91	12.63	12.21
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	-

INVESTMENT DIVISION (0.40)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	16.35	13.06	13.45	12.84	10.00
Value at end of period	18.36	16.35	13.06	13.45	12.84
Number of accumulation units outstanding at end of period	-	-	-	-	291
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	13.67	11.56	10.00
Value at end of period	15.82	13.67	11.56
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	15.49	14.65	10.00
Value at end of period	19.20	15.49	14.65
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.36	10.27	10.23	9.74	10.00
Value at end of period	10.54	10.36	10.27	10.23	9.74
Number of accumulation units outstanding at end of period	-	-	-	-	337
INVESCO AMERICAN VALUE
Value at beginning of period	13.60	11.83	13.08	12.03	10.00
Value at end of period	14.79	13.60	11.83	13.08	12.03
Number of accumulation units outstanding at end of period	-	-	-	-	94
INVESCO COMSTOCK
Value at beginning of period	14.19	12.12	12.97	11.96	10.00
Value at end of period	16.61	14.19	12.12	12.97	11.96
Number of accumulation units outstanding at end of period	-	-	-	-	374
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.74	13.30	10.00
Value at end of period	18.34	14.74	13.30
Number of accumulation units outstanding at end of period	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.77	12.74	10.00
Value at end of period	16.20	14.77	12.74
Number of accumulation units outstanding at end of period	-	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	14.47	12.56	10.00
Value at end of period	16.63	14.47	12.56
Number of accumulation units outstanding at end of period	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	13.67	14.05	13.67	11.93	10.00
Value at end of period	17.23	13.67	14.05	13.67	11.93
Number of accumulation units outstanding at end of period	-	-	-	-	39
OPPENHEIMER GLOBAL
Value at beginning of period	12.27	12.30	11.89	11.69	10.00
Value at end of period	16.65	12.27	12.30	11.89	11.69

INVESTMENT DIVISION (0.40)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	-	-	439
PIMCO TOTAL RETURN
Value at beginning of period	10.21	10.02	10.01	9.62	10.00
Value at end of period	10.67	10.21	10.02	10.01	9.62
Number of accumulation units outstanding at end of period	-	-	-	-	174
PIONEER EQUITY INCOME VCT
Value at beginning of period	15.15	12.72	10.00
Value at end of period	17.38	15.15	12.72
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM HIGH YIELD
Value at beginning of period	11.18	9.76	10.00
Value at end of period	11.85	11.18	9.76
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.79	10.15	9.99	11.61	10.00
Value at end of period	13.09	9.79	10.15	9.99	11.61
Number of accumulation units outstanding at end of period	-	-	-	-	177
ROYCE TOTAL RETURN
Value at beginning of period	13.98	11.19	10.00
Value at end of period	15.77	13.98	11.19
Number of accumulation units outstanding at end of period	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	13.47	12.39	12.85	13.47	10.00
Value at end of period	15.38	13.47	12.39	12.85	13.47
Number of accumulation units outstanding at end of period	-	-	-	-	-

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27	9.52	13.98
Value at end of period	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27	9.52
Number of accumulation units outstanding at end of period	1,647	1,764	1,538	2,230	-	2,024	2,094	4,711	9,426	8,798
ALGER MID CAP GROWTH
Value at beginning of period	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36	8.83	21.25
Value at end of period	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36	8.83
Number of accumulation units outstanding at end of period	113	1,070	2,765	5,958	1,851	13,703	23,336	25,014	56,581	42,164
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80	12.32	15.45
Value at end of period	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80	12.32
Number of accumulation units outstanding at end of period	19,366	38,042	32,776	4,042	20,834	31,056	27,074	55,962	80,498	56,104
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79	7.32	12.08
Value at end of period	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79	7.32
Number of accumulation units outstanding at end of period	18,421	12,882	18,751	25,635	9,452	24,702	30,720	28,852	47,825	96,782
ARTISAN INTERNATIONAL
Value at beginning of period	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77	12.75	24.09
Value at end of period	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77	12.75
Number of accumulation units outstanding at end of period	25,808	17,200	24,070	13,623	9,977	50,500	26,310	57,489	118,106	93,069
CLEARBRIDGE VALUE TRUST

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79	6.22	13.79
Value at end of period	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79	6.22
Number of accumulation units outstanding at end of period	-	956	956	956	-	-	440	2,210	9,270	12,851
COLUMBIA MID CAP VALUE
Value at beginning of period	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98	6.06	10.00
Value at end of period	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	2,408	478	8,343	15,364	7,558	641	76,251	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11	6.94	11.64
Value at end of period	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11	6.94
Number of accumulation units outstanding at end of period	-	207	-	-	-	6,213	14,469	23,381	52,260	82,721
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42	10.91	15.40
Value at end of period	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42	10.91
Number of accumulation units outstanding at end of period	2,628	2,603	2,560	2,208	4,432	9,865	10,110	17,047	31,035	55,452
FIDELITY VIP CONTRAFUND
Value at beginning of period	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85	11.71	20.42
Value at end of period	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85	11.71
Number of accumulation units outstanding at end of period	22,876	24,420	25,716	13,719	9,871	40,814	43,780	66,157	112,757	94,482
FIDELITY VIP GROWTH
Value at beginning of period	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30	8.83	16.75
Value at end of period	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30	8.83
Number of accumulation units outstanding at end of period	18,780	32,889	35,195	51,248	7,687	32,874	46,327	81,944	199,121	231,981
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.82
Number of accumulation units outstanding at end of period	112,072
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96	8.57	14.45
Value at end of period	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96	8.57
Number of accumulation units outstanding at end of period	22,348	33,492	38,767	23,456	11,030	21,709	43,607	67,955	206,946	181,666
GREAT-WEST BOND INDEX
Value at beginning of period	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86	12.15	11.44
Value at end of period	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86	12.15
Number of accumulation units outstanding at end of period	70,242	34,122	66,148	60,891	60,140	85,752	111,206	104,214	203,003	165,154
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.25
Number of accumulation units outstanding at end of period	8,439
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43	11.45	11.27

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43	11.45
Number of accumulation units outstanding at end of period	9,582	17,007	7,108	21,655	267	44,619	117,639	67,578	331,348	346,698
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62	10.00
Value at end of period	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	10,792	12,395	11,245	593	537	742	1,560	2,095	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94	10.00
Value at end of period	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94
Number of accumulation units outstanding at end of period	8,625	9,546	8,522	5,791	307	1,971	1,345	14,524	133
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18	10.00
Value at end of period	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	18,317	16,150	5,695	3,290	285	5,070	112	4,113	3,715
GREAT-WEST LIFETIME 2045
Value at beginning of period	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25	10.00
Value at end of period	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	22,183	23,987	6,621	3,794	619	3,606	2,815	741	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29	10.00
Value at end of period	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	11,155	15,331	3,836	4,054	7	201	2,378	92	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04	11.61	14.88
Value at end of period	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04	11.61
Number of accumulation units outstanding at end of period	15,422	19,674	13,103	11,487	8,080	14,418	19,310	42,541	101,170	114,851
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00	12.55	18.68
Value at end of period	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00	12.55
Number of accumulation units outstanding at end of period	3,272	3,445	3,528	1,437	2,091	11,485	19,968	26,562	63,163	85,779
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70	11.18	24.24
Value at end of period	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70	11.18
Number of accumulation units outstanding at end of period	26,511	45,772	43,212	8,212	6,583	9,382	21,497	49,879	90,733	107,833
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.50
Number of accumulation units outstanding at end of period	115,089
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.60

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	181,873
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.38
Number of accumulation units outstanding at end of period	18,669
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	106,359
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25	12.23	17.86
Value at end of period	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25	12.23
Number of accumulation units outstanding at end of period	10,485	13,179	13,140	11,316	4,688	31,054	23,261	36,535	92,686	99,562
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	26.18	22.10	23.80	22.22	17.13	14.65	14.82	12.91	10.34	16.24
Value at end of period	30.35	26.18	22.10	23.80	22.22	17.13	14.65	14.82	12.91	10.34
Number of accumulation units outstanding at end of period	22,477	13,455	12,892	14,848	11,559	41,287	50,435	87,524	207,541	161,308
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56	11.46	19.27
Value at end of period	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56	11.46
Number of accumulation units outstanding at end of period	20,728	27,282	24,336	13,120	11,470	38,363	38,779	75,769	106,291	53,018
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13	12.42	11.69
Value at end of period	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13	12.42
Number of accumulation units outstanding at end of period	22,195	35,567	16,999	14,047	1,714	59,186	19,807	63,881	193,514	181,287
INVESCO AMERICAN FRANCHISE
Value at beginning of period	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13	8.93	14.45
Value at end of period	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13	8.93
Number of accumulation units outstanding at end of period	169	204	128	292	-	1,067	1,297	1,433	2,640	3,101
INVESCO AMERICAN VALUE
Value at beginning of period	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59	6.20	10.00
Value at end of period	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	9,448	8,751	10,716	8,829	17,485	95,344	34,725	65,359	17,467	67
INVESCO COMSTOCK
Value at beginning of period	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94	6.94	10.88
Value at end of period	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94	6.94
Number of accumulation units outstanding at end of period	4,887	8,031	12,768	16,540	8,052	13,282	17,807	17,445	52,649	41,044
INVESCO MID CAP GROWTH
Value at beginning of period	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12	9.91	18.77
Value at end of period	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12	9.91

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	-	38	-	2,094	2,708	5,733	10,566	5,106
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33	10.68	17.49
Value at end of period	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33	10.68
Number of accumulation units outstanding at end of period	5,763	7,337	4,871	104	-	-	372	879	2,907	2,794
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.28
Number of accumulation units outstanding at end of period	159
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30	8.95	16.33
Value at end of period	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30	8.95
Number of accumulation units outstanding at end of period	519	421	299	417	-	1,436	1,918	4,191	7,907	6,944
JENSEN QUALITY GROWTH
Value at beginning of period	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66	9.09	12.86
Value at end of period	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66	9.09
Number of accumulation units outstanding at end of period	550	529	1,572	1,200	-	5,614	6,099	9,479	11,807	7,359
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36	10.00
Value at end of period	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	13,552	8,239	3,898	1,645	44	1,022	3,075	3,775	5,103
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68	5.87	9.31
Value at end of period	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68	5.87
Number of accumulation units outstanding at end of period	155	120	78	13	-	219	232	264	557	1,119
MFS GROWTH
Value at beginning of period	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17	9.03	14.27
Value at end of period	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17	9.03
Number of accumulation units outstanding at end of period	1,232	1,307	833	797	1,285	2,973	-	14	14	14
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79	8.23	15.26
Value at end of period	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79	8.23
Number of accumulation units outstanding at end of period	495	601	739	2,750	3,484	2,722	9,130	17,317	19,732	18,445
OPPENHEIMER GLOBAL
Value at beginning of period	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86	9.98	16.97
Value at end of period	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86	9.98
Number of accumulation units outstanding at end of period	35,123	28,737	30,390	24,900	23,637	81,110	142,288	151,388	161,103	63,711
PIMCO TOTAL RETURN
Value at beginning of period	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13	12.48	11.96
Value at end of period	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13	12.48
Number of accumulation units outstanding at end of period	21,138	34,871	60,395	26,935	25,379	56,423	53,414	120,852	183,414	118,510
PIONEER EQUITY INCOME VCT

INVESTMENT DIVISION (0.25)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02	11.46	16.52
Value at end of period	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02	11.46
Number of accumulation units outstanding at end of period	4,728	26,568	20,595	1,271	269	2,978	2,481	27,863	7,216	5,873
PUTNAM HIGH YIELD
Value at beginning of period	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99	7.43	10.00
Value at end of period	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	11,068	12,000	16,918	11,556	4,578	7,250	4,206	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16	5.24	10.00
Value at end of period	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	2,074	2,175	2,393	13,112	10,560	73,817	77,174	26,516	9,182	107
ROYCE TOTAL RETURN
Value at beginning of period	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59	6.84	10.00
Value at end of period	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	680	813	672	3,638	5,075	5,959	24,597	74,690	19,157	5,987
VICTORY RS SELECT GROWTH
Value at beginning of period	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13	7.57	13.80
Value at end of period	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13	7.57
Number of accumulation units outstanding at end of period	3,087	3,445	3,403	716	380	1,853	1,435	1,947	2,291	1,178
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92	9.45	17.42
Value at end of period	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92	9.45
Number of accumulation units outstanding at end of period	4,072	4,202	4,616	96	-	1,583	1,681	2,531	3,682	2,393
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52	7.97	13.59
Value at end of period	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52	7.97
Number of accumulation units outstanding at end of period	2,214	2,312	4,949	8,547	5,571	18,933	22,397	37,134	69,900	57,961

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER BALANCED
Value at beginning of period	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35	10.33	15.14
Value at end of period	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35	10.33
Number of accumulation units outstanding at end of period	26,947	31,103	26,898	28,095	15,118	18,209	23,328	21,807	22,017	22,089
ALGER MID CAP GROWTH
Value at beginning of period	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78	9.74	23.39
Value at end of period	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78	9.74
Number of accumulation units outstanding at end of period	76,982	89,556	117,534	126,293	154,168	154,786	154,992	150,784	207,526	120,085

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68	17.53	21.93
Value at end of period	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68	17.53
Number of accumulation units outstanding at end of period	57,797	62,741	125,874	106,479	127,277	169,533	189,794	153,478	121,417	118,449
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33	12.16	18.61
Value at end of period	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33	12.16
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88	7.36	12.12
Value at end of period	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88	7.36
Number of accumulation units outstanding at end of period	113,788	160,493	158,529	262,041	236,113	172,093	190,788	212,991	142,398	245,288
ARTISAN INTERNATIONAL
Value at beginning of period	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48	8.22	15.49
Value at end of period	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48	8.22
Number of accumulation units outstanding at end of period	205,361	236,969	363,532	532,098	524,152	800,931	535,350	468,426	485,934	386,360
CLEARBRIDGE VALUE TRUST
Value at beginning of period	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39	6.63	14.66
Value at end of period	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39	6.63
Number of accumulation units outstanding at end of period	7,216	7,340	12,197	13,224	19,038	27,606	31,556	39,831	41,610	52,426
COLUMBIA MID CAP VALUE
Value at beginning of period	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01	6.07	10.00
Value at end of period	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	84,306	183,203	204,789	391,557	99,966	63,759	440,669	170,175	127,529	78,162
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77	12.70	17.71

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	32.05	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77	12.70
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	1	-
DAVIS NEW YORK VENTURE
Value at beginning of period	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18	6.98	11.68
Value at end of period	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18	6.98
Number of accumulation units outstanding at end of period	56,013	98,078	98,164	95,652	112,322	142,690	175,600	187,959	203,149	214,968
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52	10.09	14.21
Value at end of period	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52	10.09
Number of accumulation units outstanding at end of period	27,582	28,883	44,146	81,092	180,137	78,533	92,802	120,279	111,412	180,062
FIDELITY VIP CONTRAFUND
Value at beginning of period	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22	14.16	24.63
Value at end of period	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22	14.16
Number of accumulation units outstanding at end of period	231,535	290,286	368,333	381,439	416,080	457,790	484,539	453,528	404,861	202,272
FIDELITY VIP GROWTH
Value at beginning of period	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46	8.93	16.91
Value at end of period	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46	8.93
Number of accumulation units outstanding at end of period	237,993	249,456	354,610	425,727	472,459	580,391	605,656	597,525	552,092	838,609
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42	12.17	21.17
Value at end of period	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42	12.17
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.83
Number of accumulation units outstanding at end of period	6,901,578
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33	14.89	25.04

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33	14.89
Number of accumulation units outstanding at end of period	116,875	151,939	249,826	234,116	303,813	238,143	285,556	259,320	255,431	218,434
GREAT-WEST BOND INDEX
Value at beginning of period	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90	16.86	15.84
Value at end of period	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90	16.86
Number of accumulation units outstanding at end of period	324,006	293,270	313,216	433,085	465,642	588,028	486,855	374,426	389,215	384,832
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.26
Number of accumulation units outstanding at end of period	2,875,492
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	13.75
Value at end of period	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Number of accumulation units outstanding at end of period	619,629	763,546	805,675	885,579	812,661	888,871	950,011	965,594	747,833	749,998
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63	10.00
Value at end of period	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	74,913	73,088	87,393	101,603	228,636	234,145	281,767	218,699	1,460
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96	10.00
Value at end of period	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	77,190	73,502	84,917	92,664	100,508	125,283	143,567	80,072	20,446
GREAT-WEST LIFETIME 2035
Value at beginning of period	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20	10.00
Value at end of period	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	107,830	97,703	90,978	101,765	247,569	286,509	255,899	224,236	25
GREAT-WEST LIFETIME 2045

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27	10.00
Value at end of period	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	29,917	28,895	46,216	54,346	265,603	276,323	251,767	235,999	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31	10.00
Value at end of period	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	26,912	24,405	27,452	36,986	105,919	87,020	74,983	69,053	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05	18.09	23.12
Value at end of period	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05	18.09
Number of accumulation units outstanding at end of period	689,185	733,079	761,359	778,261	808,271	838,452	773,554	985,189	2,083,927	2,087,523
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05	16.47	24.45
Value at end of period	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05	16.47
Number of accumulation units outstanding at end of period	37,883	45,836	60,940	62,762	85,972	96,491	132,327	119,820	88,847	144,042
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99	10.61	22.95
Value at end of period	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99	10.61
Number of accumulation units outstanding at end of period	248,446	339,224	474,270	274,057	357,848	313,022	309,781	256,851	247,218	233,775
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.51
Number of accumulation units outstanding at end of period	10,442,771
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.61

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	11,584,032
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.39
Number of accumulation units outstanding at end of period	3,001,316
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.00
Value at end of period	10.95
Number of accumulation units outstanding at end of period	2,140,356
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41	14.73	21.46
Value at end of period	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41	14.73
Number of accumulation units outstanding at end of period	99,723	104,271	123,408	123,695	113,687	296,162	271,030	268,224	229,236	251,114
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	32.00	26.95	28.94	26.95	20.73	17.69	17.85	15.51	12.39	19.41
Value at end of period	37.19	32.00	26.95	28.94	26.95	20.73	17.69	17.85	15.51	12.39
Number of accumulation units outstanding at end of period	165,195	180,990	265,035	286,302	376,906	434,846	479,304	503,254	406,387	348,305
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36	17.51	29.36
Value at end of period	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36	17.51
Number of accumulation units outstanding at end of period	828,500	857,587	916,978	896,086	925,996	925,208	943,850	1,137,581	2,660,398	2,722,503
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58	17.52	16.46
Value at end of period	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58	17.52
Number of accumulation units outstanding at end of period	201,704	223,351	243,551	328,004	388,197	485,530	415,229	478,764	360,533	362,740

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29	5.04	8.13
Value at end of period	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29	5.04
Number of accumulation units outstanding at end of period	10,504	12,371	16,616	17,673	13,497	14,072	29,522	15,120	12,895	7,794
INVESCO AMERICAN VALUE
Value at beginning of period	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63	6.21	10.00
Value at end of period	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	13,514	21,734	140,307	122,235	137,144	575,438	182,982	258,010	77,005	13,324
INVESCO COMSTOCK
Value at beginning of period	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01	6.98	10.92
Value at end of period	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01	6.98
Number of accumulation units outstanding at end of period	43,597	78,909	143,897	201,066	131,859	72,708	85,581	65,285	40,417	39,712
INVESCO MID CAP GROWTH
Value at beginning of period	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47	4.53	8.55
Value at end of period	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47	4.53
Number of accumulation units outstanding at end of period	5,706	6,261	10,133	14,789	33,155	23,122	23,900	15,825	19,630	22,604
INVESCO SMALL CAP GROWTH
Value at beginning of period	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62	9.38	15.33
Value at end of period	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62	9.38
Number of accumulation units outstanding at end of period	12,560	15,833	17,707	16,939	18,796	17,391	18,340	13,043	3,116	5,232
JANUS HENDERSON FORTY
Value at beginning of period	10.00
Value at end of period	11.30
Number of accumulation units outstanding at end of period	43,992
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19	4.49	8.17
Value at end of period	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19	4.49
Number of accumulation units outstanding at end of period	8,505	9,936	10,915	12,275	16,259	16,181	24,134	20,277	22,102	33,916

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JANUS HENDERSON RESEARCH
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	2
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83	10.74	19.41
Value at end of period	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83	10.74
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	1	-
JENSEN QUALITY GROWTH
Value at beginning of period	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67	9.07	12.80
Value at end of period	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67	9.07
Number of accumulation units outstanding at end of period	8,236	8,740	10,253	11,829	17,432	17,405	18,751	17,007	23,062	27,882
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37	10.00
Value at end of period	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	27,474	25,375	25,025	18,720	20,480	19,026	24,502	22,002	9,607
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75	5.90	9.35
Value at end of period	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75	5.90
Number of accumulation units outstanding at end of period	3	3	13	154	315	1,192	4,814	6,098	7,902	28,930
MFS GROWTH
Value at beginning of period	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52	8.48	13.37
Value at end of period	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52	8.48
Number of accumulation units outstanding at end of period	757	2,956	2,969	5,901	5,901	5,911	5,911	5,984	5,925	6,282
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86	7.56	13.98
Value at end of period	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86	7.56

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	27,424	21,483	30,549	33,872	36,575	40,360	46,833	36,402	53,130	32,576
OPPENHEIMER GLOBAL
Value at beginning of period	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05	10.09	17.12
Value at end of period	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05	10.09
Number of accumulation units outstanding at end of period	124,651	127,689	187,904	240,900	399,053	453,099	540,675	377,915	210,831	152,246
PIMCO TOTAL RETURN
Value at beginning of period	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30	14.36	13.73
Value at end of period	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30	14.36
Number of accumulation units outstanding at end of period	140,081	498,573	641,492	708,520	733,274	490,958	475,113	426,702	294,741	129,149
PIONEER EQUITY INCOME VCT
Value at beginning of period	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70	11.15	16.04
Value at end of period	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70	11.15
Number of accumulation units outstanding at end of period	16,526	34,778	31,885	26,819	20,256	20,447	29,859	49,789	12,985	18,027
PUTNAM HIGH YIELD
Value at beginning of period	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04	7.44	10.00
Value at end of period	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	55,317	127,575	114,871	130,914	67,376	68,473	42,038	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20	5.24	10.00
Value at end of period	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20	5.24
Number of accumulation units outstanding at end of period	69,049	124,393	68,093	161,995	218,674	276,517	289,898	138,526	64,068	6,149
ROYCE TOTAL RETURN
Value at beginning of period	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62	6.85	10.00
Value at end of period	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	15,867	81,640	50,882	52,245	187,291	168,454	182,441	278,465	56,926	4,742
VICTORY RS SELECT GROWTH
Value at beginning of period	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28	7.65	13.92

INVESTMENT DIVISION (0.00)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28	7.65
Number of accumulation units outstanding at end of period	749	749	1,213	1,370	1,913	3,868	2,977	2,648	2,319	2,882
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62	3.81	7.00
Value at end of period	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62	3.81
Number of accumulation units outstanding at end of period	6,506	6,550	11,008	10,999	15,583	15,719	17,926	16,307	16,419	19,017
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64	8.04	13.68
Value at end of period	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64	8.04
Number of accumulation units outstanding at end of period	49,058	60,334	96,740	130,689	176,910	204,248	241,357	177,488	159,649	114,746

Appendix B - Calculation of the Net Investment Factor
The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and
(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Contract Schedule of Terms and Fees.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.
B-1

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033 (U.S.)
(303) 737-4538 (Greenwood Village)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2018, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.
May 1, 2018
i

Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1
UNDERWRITER	1
FINANCIAL STATEMENTS	1
ii

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
A.     Custodian
The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great- West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great- West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
UNDERWRITER
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Contracts are affected solely by the investment results of the Series Account.
1

Great-West Life & Annuity Insurance

Company (a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2017 and 2016 and

Related Statements of Income, Comprehensive Income (Loss),

Stockholder’s Equity and Cash Flows for Each of the Three Years in the

Period Ended December 31, 2017 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2018

We have served as the Company’s auditor since 1981.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,762,962 and $21,672,727)	$23,593,139	$22,153,703
Fixed maturities, held-for-trading, at fair value (amortized cost of $20,512 and $519,495)	21,059	514,738
Mortgage loans on real estate (net of valuation allowances of $773 and $2,882)	4,005,187	3,558,826
Policy loans	4,104,094	4,019,648
Short-term investments (amortized cost of $350,266 and $303,988)	350,266	303,988
Limited partnership and other corporation interests	45,540	34,895
Other investments	17,997	15,052

Total investments	32,137,282	30,600,850
Other assets:
Cash and cash equivalents	17,211	18,321
Reinsurance recoverable	589,080	598,864
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	518,510	486,690
Investment income due and accrued	299,362	287,681
Due from parent and affiliates	114,133	81,995
Goodwill	137,683	137,683
Other intangible assets	17,085	20,087
Other assets	954,250	1,021,210
Assets of discontinued operations	16,095	17,652
Separate account assets	27,660,571	27,037,765

Total assets	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$30,048,927	$28,872,899
Policy and contract claims	389,029	372,259
Policyholders’ funds	280,578	285,554
Provision for policyholders’ dividends	41,972	49,521
Undistributed earnings on participating business	14,636	15,573

Total policy benefit liabilities	30,775,142	29,595,806
General liabilities:
Due to parent and affiliates	553,901	537,990
Commercial paper	99,886	99,049
Deferred income tax liabilities, net	93,203	191,911
Other liabilities	812,875	816,304
Liabilities of discontinued operations	16,095	17,652
Separate account liabilities	27,660,571	27,037,765

Total liabilities	60,011,673	58,296,477

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,320,176 and 7,292,708 shares issued and outstanding	7,320	7,293
Additional paid-in capital	949,520	863,031
Accumulated other comprehensive income	440,957	235,875
Retained earnings	1,051,792	906,122

Total stockholder’s equity	2,449,589	2,012,321

Total liabilities and stockholder’s equity	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Revenues:
Premium income	$439,731	$465,349	$445,550
Fee income	1,060,122	956,817	944,526
Other revenue	9,611	12,261	13,563
Net investment income	1,220,053	1,276,559	1,254,430
Realized investment gains (losses), net:
Total other-than-temporary (losses)	(4,152)	(4,963)	(1,044)
Other-than-temporary (losses) transferred to other comprehensive income	—	—	(78)
Other realized investment gains, net	50,555	97,845	84,832

Total realized investment gains, net	46,403	92,882	83,710

Total revenues	2,775,920	2,803,868	2,741,779

Benefits and expenses:
Life and other policy benefits	651,597	709,333	636,855
Decrease in future policy benefits	(84,251)	(124,576)	(41,636)
Interest paid or credited to contractholders	633,611	608,803	583,319
Provision for policyholders’ share of losses on participating business	(1,669)	(1,024)	(1,267)
Dividends to policyholders	41,846	48,487	57,356

Total benefits	1,241,134	1,241,023	1,234,627
General insurance expenses	1,197,613	1,181,227	1,078,996
Amortization of DAC and VOBA	19,728	31,309	100,589
Interest expense	30,943	33,705	38,588

Total benefits and expenses	2,489,418	2,487,264	2,452,800

Income before income taxes	286,502	316,604	288,979
Income tax (benefit) expense	(82,614)	85,512	98,524

Net income	$369,116	$231,092	$190,455

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Net income	$369,116	$231,092	$190,455

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	377,605	20,295	(643,880)
Unrealized holding (losses) gains, net, arising on cash flow hedges	(73,726)	44,776	31,061
Reclassification adjustment for (gains), net, realized in net income	(34,208)	(74,271)	(52,597)

Net unrealized gains (losses) related to investments	269,671	(9,200)	(665,416)

Future policy benefits, DAC and VOBA adjustments	(88,648)	10,983	65,245
Employee benefit plan adjustment	14,265	1,966	31,586

Other, net	(74,383)	12,949	96,831

Other comprehensive income (loss) before income taxes	195,288	3,749	(568,585)
Income tax expense (benefit) related to items of other comprehensive income	68,351	1,312	(199,005)

Other comprehensive income (loss) (1)	126,937	2,437	(369,580)

Total comprehensive income (loss)	$496,053	$233,529	$(179,125)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(1,362), $(6,520), and $(6,596) for the years ended December 31, 2017, 2016, and 2015, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2015	$7,032	$777,664	$603,018	$749,799	$2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	7,293	863,031	235,875	906,122	2,012,321
Net income	—	—	—	369,116	369,116
Other comprehensive income, net of income taxes	—	—	126,937	—	126,937
Impact of rate changes on deferred income taxes	—	—	78,145	(78,145)	—
Dividends	—	—	—	(145,301)	(145,301)
Capital contribution (1)	—	76,429	—	—	76,429
Common stock issuance	27	8,488	—	—	8,515
Share-based compensation	—	1,572	—	—	1,572

Balances, December 31, 2017	$7,320	$949,520	$440,957	$1,051,792	$2,449,589

(1) In May 2017, the Company received a capital contribution from its parent, GWL&A Financial, in the amount of $76,429. No additional shares of the Company were issued in relation to this contribution.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$369,116	$231,092	$190,455
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,669)	(1,024)	(1,267)
(Accretion of discounts) amortization of premiums on investments, net	(3,943)	2,209	(12,213)
Net realized gains on investments	(47,035)	(75,472)	(73,331)
Net proceeds (purchases) of trading securities	491,154	107,770	(277,510)
Interest credited to contractholders	631,051	606,790	577,548
Depreciation and amortization	69,781	74,987	139,735
Deferral of acquisition costs	(107,353)	(93,621)	(64,709)
Deferred income taxes	(167,059)	53,481	21,682
Contingent consideration	—	(209)	(17,600)
Amortization of low-income housing partnerships	517	372	4,563
Other, net	(5,052)	(1,366)	(3,072)
Changes in assets and liabilities:
Policy benefit liabilities	(320,518)	(231,952)	(273,507)
Reinsurance recoverable	11,341	10,340	8,738
Investment income due and accrued	(11,764)	(4,392)	(4,385)
Other, net	32,406	(23,188)	10,213

Net cash provided by operating activities	940,973	655,817	225,340

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,366,470	6,229,209	5,470,124
Mortgage loans on real estate	426,421	389,663	594,497
Limited partnership interests, other corporation interests, and other investments	20,916	10,742	6,833
Purchases of investments:
Fixed maturities, available-for-sale	(6,442,306)	(7,840,166)	(6,468,699)
Mortgage loans on real estate	(854,459)	(694,127)	(448,924)
Limited partnership interests, other corporation interests, and other investments	(22,255)	(5,766)	(1,527)
Net change in short-term investments	(53,097)	(39,677)	(2,238)
Policy loans, net	(10,553)	5,527	98,143
Purchases of furniture, equipment, and software	(40,997)	(44,644)	(78,778)

Net cash used in investing activities	(1,609,860)	(1,989,239)	(830,569)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from financing activities:
Contract deposits	$3,000,182	$3,546,320	$2,527,039
Contract withdrawals	(2,240,275)	(2,098,286)	(1,782,571)
Change in due to/from parent and affiliates	(16,227)	(21,719)	(22,359)
Dividends paid	(145,301)	(125,691)	(139,533)
Capital contribution	76,429	—	—
Proceeds from issuance of common stock	8,515	19,750	60,803
Payments for and interest paid on financing element derivatives, net	(3,233)	(6,744)	(9,383)
Payment of contingent consideration	—	(14,400)	—
Net commercial paper borrowings	837	5,678	(5,218)
Change in book overdrafts	(12,332)	12,713	(1,651)
Employee taxes paid for withheld shares	(818)	(517)	(1,264)
Income tax benefit of stock option exercises	—	277	953

Net cash provided by financing activities	667,777	1,317,381	626,816

Net (decrease) increase in cash and cash equivalents	(1,110)	(16,041)	21,587
Cash and cash equivalents, beginning of year	18,321	34,362	12,775

Cash and cash equivalents, end of year	$17,211	$18,321	$34,362

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$(22,668)	$(1,543)	$(4,093)
Interest	(26,630)	(31,254)	(37,288)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(1,572)	$(2,190)	$(1,655)
Fair value of assets acquired in settlement of fixed maturity investments	9,659	—	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash and cash equivalents

Cash and cash equivalents include amounts in demand deposit accounts as well as highly liquid investments that are readily convertible into cash and are not subject to significant risks from fluctuations in interest rates. In evaluating for classification as cash equivalents, the Company requires that individual securities have original maturities of 90 days or less.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $518 and $12,850, are included in other liabilities at December 31, 2017 and 2016, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $103,487 and $98,074, are included in other assets at December 31, 2017 and 2016, respectively. The Company capitalized $34,164, $30,420, and $47,895 of internal use software development costs during the years ended December 31, 2017, 2016, and 2015, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized straight-line over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Investments, LLC (“Putnam”) sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $17,293,006 and $16,530,160 at December 31, 2017 and 2016, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,704,401 and $12,291,378 at December 31, 2017 and 2016, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,946,953 and $6,844,640 at December 31, 2017 and 2016, respectively. Participating business comprised approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2017 and 2016, respectively, and 19%, 18%, and 20% of individual life insurance premium income for the years ended December 31, 2017, 2016, and 2015, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting. The new guidance is effective for the fiscal years beginning after December 15, 2016, including interim periods, a retrospective or a prospective transition approach depending upon the type of change. The new guidance changed several aspects of the accounting for share-based payment award transactions, including: (i) income tax consequences when awards vest or are settled; (ii) classification of awards as either equity or liabilities due to statutory tax withholding requirements; and (iii) classification on the statement of cash flows. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income. The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. The new guidance gives companies the option to reclassify from accumulated OCI to retained earnings stranded tax effects resulting from the new federal corporate income tax rate. The Company elected to early adopt this standard and to reclassified stranded tax effects of $78,145 in accumulated OCI to retained earnings on enactment date.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of financial services insurance, leases, financial instruments and guarantees. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts.

The Company’s implementation efforts were primarily focused on customer contracts with fee income earned from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services as well as the evaluation of certain incremental costs to obtain a customer contract. The Company anticipates that the adoption of this update will not impact current revenue recognition policies; however, it will impact the accounting for certain contract costs and contract fulfillment costs, which are currently expensed as incurred. Under the new standard, these costs will be deferred and recognized as expenses over the expected customer life. This change will not have a material impact to the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, eliminating certain disclosure requirements related to financial instruments measured at amortized cost and adding disclosures related to the measurement categories of financial assets and financial liabilities, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected the fair value option for financial instruments, and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The Company anticipates the primary impact to be the requirement for equity investments such as limited partnership interests, that are currently accounted for under the cost method, to be measured at fair value with changes in the fair value recognized in net income. The adoption of this standard will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual period. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet with lease terms of more than 12 months and also disclose certain qualitative and quantitative information about leasing arrangements. The Company’s implementation efforts are primarily focused on the review of its existing lease contracts and performing a completeness assessment over the lease population. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments, effective for fiscal years and interim periods within those beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard will not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other, effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The adoption of this standard will not have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective for annual reporting periods beginning on or after December 15, 2017, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. This update requires organizations to disaggregate the service cost component from the other components of net benefit costs in the income statement and present it with other current compensation costs for the related employees while providing guidance for capitalization eligibility for service costs. The adoption of this standard will not have a material impact on the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2017	2016
Reinsurance recoverable	$515,417	$522,950

Future policy benefits	1,513,311	1,608,884

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2017	2016	2015
Premium income, net of related party premiums ceded of $20,033, $17,774, and $15,731	$61,368	$66,928	$68,722

Life and other policy benefits, net of reinsurance recoveries of $10,313, $8,862, and $6,494	179,748	189,125	193,215

Decrease in future policy benefits	(70,654)	(88,639)	(52,842)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services.    The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2017	2016	2015
Receives corporate support services	The Canada Life Assurance Company (“CLAC”)(1), Great-West Life (1), Great West Global (3), and Putnam (2)	$22,400	$18,763	$12,609	General insurance expense

Provides shareholder services	Putnam (2)	16,598	15,852	5,531	Fee income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	9,611	12,261	13,563	Other revenue

Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds and Collective Income Trusts (4)	150,441	140,455	138,936	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, an open-end management investment company, which is an affiliate of GWL&A and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial	On account	On demand	$52,646	$45,190
Lifeco U.S.	On account	On demand	41,966	34,992
CLAC	On account	On demand	19,503	—
Other related party receivables	On account	On demand	18	1,813

Total			$114,133	$81,995

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial (1)	Surplus note	November 2034	$194,532	$194,502
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial (3)	Surplus note	December 2027	12,000	—
GWL&A Financial	Note interest	May 2018	3,409	3,190
Other related party payables	On account	On demand	10,560	6,898

Total			$553,901	$537,990

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,532 and $194,502 at December 31, 2017, and 2016, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

(3) A note payable to GWL&A Financial was issued as a surplus note on December 29, 2017, with a face amount and carrying amount of $12,000. The surplus note bears an interest rate of 3.5% per annum. The note matures on December 29, 2027.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $25,773, $29,185 and $37,059 for the years ended December 31, 2017, 2016, and 2015, respectively. Included in other liabilities on the consolidated balance sheets is $3,409 and $3,190 of interest payable attributable to these related party debt obligations for the years ended December 31, 2017, and 2016, respectively.

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017 and 2016, there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $503,258 and $511,575 of funds withheld assets as of December 31, 2017, and 2016, respectively. This reinsurance agreement is related to term life insurance policies assumed by GWSC from CLAC. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.55% per annum. The interest income, in the amount of $21,813, $22,045, and $22,165, is included in net investment income for the years ended December 31, 2017, 2016, and 2015, respectively.

The Company’s separate accounts invest in shares of Great-West Funds and Putnam Funds, which are related parties of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2017, 2016, and 2015, these purchases totaled $292,774, $183,365, and $146,547, respectively. As these general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $335,311 and $302,898 at December 31, 2017, and 2016, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

5. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2017
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,837,748	$41,777	$7,883	$1,871,642	$—
Obligations of U.S. states and their subdivisions	1,872,120	220,507	1,655	2,090,972	—
Corporate debt securities (2)	15,234,473	581,991	110,377	15,706,087	(1,018)
Asset-backed securities	1,622,806	105,301	10,131	1,717,976	(56,735)
Residential mortgage-backed securities	63,187	2,446	649	64,984	(140)
Commercial mortgage-backed securities	1,352,906	17,692	12,989	1,357,609	—
Collateralized debt obligations	779,722	4,227	80	783,869	—

Total fixed maturities	$22,762,962	$973,941	$143,764	$23,593,139	$(57,893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $89,267 and estimated fair value of $87,348.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Amortized cost	Estimated fair value
Maturing in one year or less	$721,952	$735,235
Maturing after one year through five years	3,775,332	3,895,328
Maturing after five years through ten years	7,894,918	8,085,972
Maturing after ten years	5,064,983	5,455,996
Mortgage-backed and asset-backed securities	5,305,777	5,420,608

Total fixed maturities	$22,762,962	$23,593,139

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2017	2016	2015
Proceeds from sales	$3,933,887	$4,541,303	$4,187,547
Gross realized gains from sales	64,885	84,305	47,965
Gross realized losses from sales	30,991	16,858	6,476

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Mortgage loans on real estate - The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2017, and 2016, respectively.

	December 31, 2017	December 31, 2016
Performing	$4,005,960	$3,560,243
Non-performing	—	1,465

Total	$4,005,960	$3,561,708

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2017	2016	2015
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,882	$2,890	$2,890
Provision increases	157	536	—
Charge-off	(663)	—	—
Recovery	(30)	—	—
Provision decreases	(1,573)	(544)	—

Ending balance	$773	$2,882	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$536	$—
Collectively evaluated for impairment	773	2,346	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$4,005,960	$3,561,708	$3,250,594
Individually evaluated for impairment	2,942	1,465	14,031
Collectively evaluated for impairment	4,003,018	3,560,243	3,236,563

Limited partnership and other corporation interests - At December 31, 2017, and 2016, the Company had $45,540 and $34,895, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $45,540 and $32,444 at December 31, 2017 and 2016, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2017, and 2016.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$755,861	$4,159	$230,447	$3,724	$986,308	$7,883
Obligations of U.S. states and their subdivisions	24,908	180	37,012	1,475	61,920	1,655
Corporate debt securities	2,229,585	19,568	2,036,323	90,809	4,265,908	110,377
Asset-backed securities	544,778	3,011	245,341	7,120	790,119	10,131
Residential mortgage-backed securities	4,405	23	11,416	626	15,821	649
Commercial mortgage-backed securities	342,820	2,451	295,164	10,538	637,984	12,989
Collateralized debt obligations	7,277	80	—	—	7,277	80

Total fixed maturities	$3,909,634	$29,472	$2,855,703	$114,292	$6,765,337	$143,764

Total number of securities in an unrealized loss position		368		293		661

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

Fixed maturity investments - Total unrealized losses and OTTI decreased by $246,465, or 63%, from December 31, 2016, to December 31, 2017. The majority, or $206,316, of the decrease was in the less than twelve months category. The overall decrease in unrealized losses was across several asset classes and reflects lower interest rates at December 31, 2017, compared to December 31, 2016, resulting in generally higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $40,149 from December 31, 2016, to December 31, 2017. Corporate debt securities account for 80%, or $90,809, of the unrealized losses and OTTI greater than twelve months at December 31, 2017. Non-investment grade corporate debt securities account for $6,244 of the unrealized losses and OTTI greater than twelve months. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed and commercial mortgage-backed securities account for 15% of the unrealized losses and OTTI greater than twelve months at December 31, 2017. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$83,665	$102,343	$119,532
Initial impairments - credit loss on securities not previously impaired	—	—	759
Reductions:
Due to sales, maturities, or payoffs during the period	—	(1,785)	(559)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(21,434)	(16,893)	(17,389)

Ending balance	$62,231	$83,665	$102,343

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2017	2016	2015
Investment income:
Fixed maturity and short-term investments	$890,593	$819,047	$796,133
Mortgage loans on real estate	163,361	142,478	150,284
Policy loans	199,383	199,737	206,081
Limited partnership and other corporation interests	1,812	1,759	10,462
Net interest on funds withheld balances under reinsurance agreements, related party	21,813	22,045	22,165
Derivative instruments (1)	(48,684)	100,007	78,655
Other	11,176	10,468	9,228

	1,239,454	1,295,541	1,273,008
Investment expenses	(19,401)	(18,982)	(18,578)

Net investment income	$1,220,053	$1,276,559	$1,254,430

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2017	2016	2015
Realized investment gains (losses):
Fixed maturity and short-term investments	$13,443	$87,108	$46,027
Derivative instruments	8,969	(5,318)	5,840
Mortgage loans on real estate	13,583	10,972	31,841
Limited partnership and other corporation interests	10,383	—	—
Other	25	120	2

Realized investment gains (losses)	$46,403	$92,882	$83,710

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6. Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $93,761 and $38,324 as of December 31, 2017, and 2016, respectively. The Company had pledged collateral related to these derivatives of $42,750 and zero as of December 31, 2017, and 2016, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2017, the fair value of assets that could be required to settle the derivatives in a net liability position was $51,011.

At December 31, 2017, and 2016, the Company had pledged $52,330 and zero of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $5,490 and $103,214 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2017, the Company estimated $15,415 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through the Chicago Mercantile Exchange (“CME”) while others are bilateral contracts between the Company and a counterparty.

In 2017, the CME amended its rulebook to classify variation margin transfers as settlement payments instead of collateral. The Company adjusts the fair value by the variation margin payments on derivatives cleared through the CME.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2017, or 2016.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2017
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$388,800	$7,476	$7,476	$—
Cross-currency swaps	800,060	(31,358)	19,958	51,316

Total cash flow hedges	1,188,860	(23,882)	27,434	51,316

Total derivatives designated as hedges	1,188,860	(23,882)	27,434	51,316

Derivatives not designated as hedges:
Interest rate swaps	519,100	1,902	3,530	1,628
Futures on equity indices	22,074	—	—	—
Interest rate futures	60,700	—	—	—
Interest rate swaptions	164,522	75	75	—
Cross-currency swaps	612,733	(21,279)	20,320	41,599

Total derivatives not designated as hedges	1,379,129	(19,302)	23,925	43,227

Total derivative financial instruments	$2,567,989	$(43,184)	$51,359	$94,543

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2017, was $905,977, $1,323,398, $108,438, $162,896, and $2,231,196 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income and comprehensive income reported by cash flow hedges and derivatives not designated as hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Cash flow hedges:
Interest rate swaps	$486	$810	$2,228	$5,920	$5,437	$6,779	(A)
Interest rate swaps	—	—	—	59	—	3,634	(B)
Interest rate swaps	(5,590)	21,228	—	(2,954)	(2,657)	—	(C)
Cross-currency swaps	(68,622)	22,738	28,833	1,473	8,469	2,101	(A)
Interest rate futures	—	—	—	—	—	(134)	(A)

Total cash flow hedges	$(73,726)	$44,776	$31,061	$4,498	$11,249	$12,380

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2017		2016		2015
Derivatives not designated as hedging instruments:
Futures on equity indices	$(559)	(A)	$817	(A)	$(284)	(A)
Futures on equity indices	(5,829)	(B)	(7,930)	(B)	(527)	(B)
Interest rate swaps	3,280	(A)	(4,541)	(A)	(1,094)	(A)
Interest rate futures	75	(A)	(57)	(A)	(65)	(A)
Interest rate futures	(307)	(B)	(164)	(B)	1	(B)
Interest rate swaptions	(83)	(A)	302	(A)	2,868	(A)
Interest rate swaptions	(280)	(B)	(313)	(B)	(3,115)	(B)
Currency forwards	—	(A)	111	(A)	—	(A)
Other forward contracts	15,326	(B)	4,690	(B)	5,074	(B)
Cross-currency swaps	(56,018)	(A)	85,746	(A)	69,819	(A)
Cross-currency swaps	—	(B)	(1,601)	(B)	—	(B)

Total derivatives not designated as hedging instruments	$(44,395)		$77,060		$72,677

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $11,095 and $5,712 at December 31, 2017, and 2016, respectively. The changes in fair value of the GLWB were $5,383 and $(5,545) for the years ended December 31, 2017, and 2016, respectively.

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions and short-term reverse repurchase agreements with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. Short-term reverse repurchase agreements also include collateral provisions with the counterparty. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (assets):	Gross fair value of recognized assets(1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (2)	$52,738	$(47,827)	$(4,911)	$—
Short-term reverse repurchase agreements (3)	23,200	(23,200)	—	—

Total financial instruments (assets)	75,938	(71,027)	(4,911)	—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (liabilities):	Gross fair value of recognized liabilities (1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (4)	93,761	(47,827)	(42,750)	3,184

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of short-term reverse repurchase agreement assets is reported in short-term investments in the consolidated balance sheets. The collateral is held by an independent third-party custodian under a tri-party agreement.

(4) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$1,871,642	$—	$1,871,642
Obligations of U.S. states and their subdivisions	—	2,090,972	—	2,090,972
Corporate debt securities	—	15,696,349	9,738	15,706,087
Asset-backed securities	—	1,717,976	—	1,717,976
Residential mortgage-backed securities	—	64,984	—	64,984
Commercial mortgage-backed securities	—	1,357,609	—	1,357,609
Collateralized debt obligations	—	783,869	—	783,869

Total fixed maturities available-for-sale	—	23,583,401	9,738	23,593,139

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	16,836	—	16,836
Corporate debt securities	—	3,156	—	3,156
Commercial mortgage-backed securities	—	1,067	—	1,067

Total fixed maturities held-for-trading	—	21,059	—	21,059

Short-term investments	288,302	61,964	—	350,266
Collateral under derivative counterparty collateral agreements	57,820	—	—	57,820
Derivative instruments designated as hedges:
Interest rate swaps	—	7,476	—	7,476
Cross-currency swaps	—	19,958	—	19,958
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,530	—	3,530
Interest rate swaptions	—	75	—	75
Cross-currency swaps	—	20,320	—	20,320

Total derivative instruments	—	51,359	—	51,359
Separate account assets (1)	16,523,630	10,736,532	—	27,660,571

Total assets	$16,869,752	$34,454,315	$9,738	$51,734,214

Liabilities
Collateral under derivative counterparty collateral agreements	5,490	—	—	5,490
Derivative instruments designated as hedges:
Cross-currency swaps	—	51,316	—	51,316
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,628	—	1,628
Cross-currency swaps	—	41,599	—	41,599

Total derivative instruments	—	94,543	—	94,543

Embedded derivatives - GLWB	—	—	11,095	11,095
Separate account liabilities (2)	8	409,266	—	409,274

Total liabilities	$5,498	$503,809	$11,095	$520,402

(1) Included in the total fair value amount are $400 million of investments as of December 31, 2017 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385

Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2017
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2017	$11,639	$5,712
Realized and unrealized gains (losses) included in:
Net income	—	5,383
Other comprehensive income (loss)	169	—
Settlements	(1,703)	—
Transfers out of Level 3 (1)	(367)	$—

Balances, December 31, 2017	$9,738	$11,095

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2017	$—	$5,383

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale		Total	Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities
January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2017	December 31, 2016

Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 30%
		Swap curve	1.69% - 2.54%	0.75% - 3.00%

		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2017		December 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$4,005,187	$4,066,800	$3,558,826	$3,574,240
Policy loans	4,104,094	4,104,094	4,019,648	4,019,648
Limited partnership interests	43,281	45,009	29,345	29,822
Other investments	11,507	41,588	14,382	44,687

Liabilities
Annuity contract benefits without life contingencies	$12,704,401	$12,647,309	$12,291,378	$12,129,631
Policyholders’ funds	280,578	280,578	285,554	285,554
Commercial paper	99,886	99,886	99,049	99,049
Notes payable	543,338	581,097	531,092	495,004

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years.

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9. Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2017, and 2016 .

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13% Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35% Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2017, and 2016, were as follows:

	GMDB	GLWB	Total
December 31, 2017
Separate account liability	$64,953	$620,698	$685,651
Net amount at risk, net of reinsurance	$17,705	$1,480	$19,185
Weighted average attained age	70	69	N/A

December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2017, 2016, and 2015 were as follows:

	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2015	$5,566	$—	$5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	5,096	2,073	7,169
Incurred guaranteed benefits	(294)	3,807	3,513
Paid guaranteed benefits	(819)	—	(819)

Balances, December 31, 2017	$3,983	$5,880	$9,863

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:

	December 31, 2017	December 31, 2016
Equity securities - GMDB	$64,975	$55,605
Equity securities - GLWB	622,005	412,977

Total	$686,980	$468,582

10. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2017, and 2016, the reinsurance recoverables had carrying values in the amounts of $589,080 and $598,864, respectively. Included in these amounts are $515,417 and $522,950 at December 31, 2017, and 2016, respectively, associated with reinsurance agreements with related parties. At December 31, 2017, and 2016, 87% and 87%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2017:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$56,059,075	$41,895,505	$97,954,580
Reinsurance ceded	(10,881,048)	(1,114,637)	(11,995,685)
Reinsurance assumed	53,532,666	—	53,532,666

Net	$98,710,693	$40,780,868	$139,491,561

Percentage of amount assumed to net	54%	—%	38%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$373,896	$2,184	$376,080
Reinsurance ceded	(55,945)	(88)	(56,033)
Reinsurance assumed	119,684	—	119,684

Net	$437,635	$2,096	$439,731

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following table summarizes total premium income for the year ended December 31, 2015:
	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

Reinsurance recoveries for life and other policy benefits were $33,737, $39,520, and $23,179 for the years ended December 31, 2017, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

11. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2015	$353,408	$25,286	$378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	467,845	18,845	486,690
Capitalized additions	105,814	—	105,814
Amortization and writedowns	(20,862)	1,134	(19,728)
Unrealized investment (gains) losses	(54,358)	92	(54,266)

Balances, December 31, 2017	$498,439	$20,071	$518,510

The estimated future amortization of VOBA for the years ended December 31, 2018 through December 31, 2022, is approximately $3,800 per annum.

12. Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2017, and 2016 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2017
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(30,495)	$17,085
Non-competition	362	(362)	—

Total	$47,942	$(30,857)	$17,085

	December 31, 2016
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

Amortization expense for other intangible assets included in general insurance expenses was $3,002, $3,732, and $4,096 for the years ended December 31, 2017, 2016, and 2015, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2018 through December 31, 2022, is approximately $1,800 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

13. Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2017	2016
Face value	$99,886	$99,049
Carrying value	$99,886	$99,049
Effective interest rate	1.4%-1.7%	0.7%-0.8%
Maturity range (days)	19 - 67	10 - 30

14. Stockholder’s Equity and Dividend Restrictions

At December 31, 2017, and 2016, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,320,176 and 7,292,708 of which were issued and outstanding at December 31, 2017, and 2016, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2017	2016	2015		2017	2016

Net income	$170,018	$100,657	$187,232	Capital and surplus	$1,129,510	$1,053,333

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2017.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2017, 2016, and 2015, the Company paid dividends in the amounts of $145,301, $125,691, and $139,533, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2017, were $1,129,510 and $169,483 , respectively. Based on the as filed amounts, the Company may pay an amount up to $112,951 of dividends during the year ended December 31, 2018, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15. Other Comprehensive Income

The following table presents the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2017

	Unrealized holding gains (losses) arising on fixed maturities, available-for- sale (1)	Unrealized holding gains (losses) arising on cash flow hedged (2)	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment (3)	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
OCI before reclassifications	(643,880)	31,061	65,245	19,730	(527,844)
Deferred income tax benefit (expense)	225,358	(10,871)	(22,836)	(6,905)	184,746

AOCI before reclassification, net of tax	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(40,217)	(12,380)	—	11,856	(40,741)
Deferred income tax benefit (expense)	14,076	4,333	—	(4,150)	14,259

Amounts reclassified from AOCI, net of tax	(26,141)	(8,047)	—	7,706	(26,482)

Balances, December 31, 2015	339,520	45,284	(65,785)	(85,581)	233,438

OCI before reclassifications	20,295	44,776	10,983	(7,315)	68,739
Deferred income tax benefit (expense)	(7,103)	(15,672)	(3,844)	2,560	(24,059)

AOCI before reclassification, net of tax	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(63,022)	(11,249)	—	9,281	(64,990)
Deferred income tax benefit (expense)	22,058	3,937	—	(3,248)	22,747

Amounts reclassified from AOCI, net of tax	(40,964)	(7,312)	—	6,033	(42,243)

Balances, December 31, 2016	311,748	67,076	(58,646)	(84,303)	235,875

OCI before reclassifications	377,605	(73,726)	(88,648)	7,283	222,514
Deferred income tax benefit (expense)	(132,162)	25,804	31,027	(2,549)	(77,880)

AOCI before reclassification, net of tax	245,443	(47,922)	(57,621)	4,734	144,634
Amounts reclassified from AOCI	(29,710)	(4,498)	—	6,982	(27,226)
Deferred income tax benefit (expense)	10,399	1,574	—	(2,444)	9,529

Amounts reclassified from AOCI, net of tax	(19,311)	(2,924)	—	4,538	(17,697)

Impact of tax reform	7,007	87,299	—	(16,161)	78,145

Balances, December 31, 2017	$544,887	$103,529	$(116,267)	$(91,192)	$440,957

(1) Reclassifications affect Other realized investment gains(losses), net on the consolidated statements of income.

(2) Reclassifications affect net investment income on the consolidated statements of income, except for $2,954 and $2,657 (before tax) which affected interest expense for the years ended December 31, 2017 and 2016, respectively.

(3) The adjustments for defined benefit plans are included in the computation of net periodic (benefit) cost of employee benefit plans (see note 17 for additional details).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

16. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2017	2016	2015
Compensation	$646,595	$625,364	$564,008
Commissions	241,357	222,028	206,360
Other	309,661	333,835	308,628

Total general insurance expenses	$1,197,613	$1,181,227	$1,078,996

17. Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in projected benefit obligation:
Benefit obligation, January 1	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312
Service cost	3,506	(1,403)	1,457	1,246	(16)	294	4,947	137
Interest cost	24,205	25,263	758	713	1,620	1,775	26,583	27,751
Actuarial (gain) loss	40,840	24,928	(1,216)	1,408	(1,872)	1,911	37,752	28,247
Regular benefits paid	(19,737)	(17,315)	(701)	(973)	(3,336)	(3,337)	(23,774)	(21,625)
Curtailments	(17,244)	—	—	—	—	—	(17,244)	—
Amendment	1,852	—	—	—	24	—	1,876	—

Benefit obligation, December 31	$625,712	$592,290	$19,329	$19,031	$40,921	$44,501	$685,962	$655,822

Accumulated benefit obligation	$625,712	$575,024	$19,329	$19,031	$40,921	$43,098	$685,962	$637,153

During 2017, the Company approved an amendment to the Defined Benefit Pension Plan freezing all benefit accruals for pension-eligible participants as of December 31, 2017. The Company also approved an amendment to provide pension-eligible employees with full credit for their anniversary year of services that began in 2017, even if the participants had not completed 1,000 hours of service as of December 31, 2017. The impact of the Plan freeze was reflected on September 25, 2017, and in accordance with ASC 715 Compensation - Retirement Benefits, resulted in a curtailment gain in the amount of $17,244. Additionally, as a result of the amendment to provide an additional year of service credit, prior service cost in the amount of $1,852 was recorded in other comprehensive income as of December 31, 2017. Under a curtailment due to a plan freeze, any unrecognized prior service cost included in other comprehensive income associated with the employees affected by the pension plan freeze must be fully recognized in benefit cost in determining the net gain or loss to be recognized for the curtailment. Additionally, the curtailment gain recognized in the income statement is offset by accelerating, in an equal amount, the recognition of any actuarial gain or loss in other comprehensive income. $15,392 of actuarial loss was recognized from other comprehensive income to offset the net curtailment gain. As a result, the net impact to the income statement was zero.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in plan assets:
Value of plan assets, January 1	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131
Actual return on plan assets	50,292	43,271	—	—	—	—	50,292	43,271
Employer contributions	—	—	701	973	3,337	3,337	4,038	4,310
Benefits paid	(19,737)	(17,315)	(701)	(973)	(3,337)	(3,337)	(23,775)	(21,625)

Value of plan assets, December 31	$483,642	$453,087	$—	$—	$—	$—	$483,642	$453,087

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Under funded status at December 31	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Amounts recognized in consolidated balance sheets:
Other liabilities	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)
Accumulated other comprehensive income (loss)	(121,645)	(133,055)	6,276	5,715	(66)	(2,360)	(115,435)	(129,700)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(121,645)	$(96,098)	$6,105	$4,823	$1,157	$914	$(114,383)	$(90,361)
Net prior service (cost) credit	—	—	171	135	(1,223)	(966)	(1,052)	(831)

	$(121,645)	$(96,098)	$6,276	$4,958	$(66)	$(52)	$(115,435)	$(91,192)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2018:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(2,336)	$(1,845)	$276	$218	$45	$36	$(2,015)	$(1,591)
Prior service (cost) credit	—	—	20	16	(324)	(256)	(304)	(240)

	$(2,336)	$(1,845)	$296	$234	$(279)	$(220)	$(2,319)	$(1,831)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2018	$20,286	$795	$2,515
2019	21,396	855	2,520
2020	22,737	873	2,480
2021	24,688	940	2,446
2022	26,676	1,003	10,180
2023 through 2027	158,881	6,579	13,065

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$3,506	$(1,403)	$12,851
Interest cost	24,205	25,263	23,987
Expected return on plan assets	(20,626)	(22,339)	(28,345)
Amortization of unrecognized prior service cost	—	—	13
Amortization of loss from earlier periods	7,190	10,260	12,398

Net periodic cost	$14,275	$11,781	$20,904

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic benefit:
Service cost	$1,457	$1,246	$1,042
Interest cost	758	713	560
Amortization of unrecognized prior service benefit	(453)	(1,102)	(1,640)
Amortization of gain from earlier periods	(202)	(317)	(511)

Net periodic benefit	$1,560	$540	$(549)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$(16)	$294	$282
Interest cost	1,620	1,775	2,122
Amortization of unrecognized prior service cost	501	501	933
Amortization of loss from earlier periods	(54)	(61)	663

Net periodic cost	$2,051	$2,509	$4,000

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2017	2016
Discount rate	3.71%	4.20%
Rate of compensation increase	4.47%	4.47%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	December 31,
	2017	2016
Discount rate	3.63%	4.05%
Initial health care cost trend	6.50%	6.75%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2017	2016
Discount rate	3.43%	3.80%
Rate of compensation increase	4.00%	4.00%

During 2017, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2017).

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.20%	4.55%
Expected return on plan assets	5.25%	6.00%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$371	$(309)
Increase (decrease) on post-retirement benefit obligation	2,524	(2,157)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2017	2016
Equity securities	47%	45%
Debt securities	45%	39%
Other	8%	16%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$32,596
Midcap index funds	—	—	—	31,717
World equity index funds	—	—	—	60,216
U.S. equity market funds	—	—	—	46,400
International equity funds	—	—	—	15,382

Total common collective trust funds	—	—	—	186,311
Fixed maturity investments:
U.S. government direct obligations and agencies	—	4,608	—	4,608
Obligations of U.S. states and their municipalities	—	18,775	—	18,775
Corporate debt securities	—	183,462	1,108	184,570
Asset-backed securities	—	10,569	—	10,569
Commercial mortgage-backed securities	—	2,475	—	2,475

Total fixed maturity investments	—	219,889	1,108	220,997
Equity investments:
Fixed income mutual funds	27,516	—	—	27,516
Equity mutual funds	15,609	—	—	15,609
Preferred stock	704	—	—	704

Total equity investments	43,829	—	—	43,829
Limited partnership investments (1)	—	—	—	7,465
Money market funds	29,576	—	—	29,576

Total defined benefit plan assets	$73,405	$219,889	$1,108	$488,178

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2017	2016
Balance, January 1	$1,316	$—
Unrealized gains relating to instruments still held at reporting period	19	54
Settlements	(227)	(213)
Transfers into Level 3 (1)	—	1,475

Balance, December 31	$1,108	$1,316

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the target allocation of invested Defined Benefit Pension Plan assets at December 31, 2018:

December 31, 2018
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2018. The Company expects to make payments of approximately $795 with respect to its Post-Retirement Medical Plan and $2,515 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2018.

Other employee benefit plans

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $27,284 and $21,758 at December 31, 2017, and December 31, 2016, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $14,937, $12,364, and $13,016 in expense related to this plan for the years ended December  31, 2017, 2016, and 2015, respectively.

18. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$84,445	$32,031	$76,842
Deferred	(167,059)	53,481	21,682

Total income tax provision	$(82,614)	$85,512	$98,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Federal tax rate change resulting from tax reform	(61.4)%	—%	—%
Investment income not subject to federal tax	(4.3)%	(3.0)%	(3.0)%
Tax credits	(0.3)%	(6.9)%	(0.2)%
State income taxes, net of federal benefit	2.3%	2.3%	3.2%
Other, net	(0.1)%	(0.4)%	(0.9)%

Effective federal income tax rate	(28.8)%	27.0%	34.1%

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities.

The decrease in the federal corporate income tax rate caused the Company to revalue its deferred tax balances at the new 21% rate, resulting in the recognition of a $175,842 deferred tax benefit and a 61.4% decrease to the Company’s 2017 overall effective income tax rate. The impact of tax reform recognized in Accumulated Other Comprehensive Income was $78,145. This balance was transferred to Retained Earnings on the Balance Sheet.

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
Balance, beginning of year	$17,268	$23,093	$26,890
Additions to tax positions in the current year	13,461	—	1,383
Additions to tax positions in the prior year	—	1,902	50
Reductions to tax positions from statutes expiring	—	(7,727)	(5,230)

Balance, end of year	$30,729	$17,268	$23,093

There were no tax benefits included in the unrecognized tax benefits of $30,729 at December 31, 2017, that would impact the annual effective tax rate. The Company anticipates a decrease in its unrecognized tax benefits of $8,000 to $10,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized an increase of $553 and decreases of $153, and $193 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2017, 2016, and 2015, respectively. The Company had approximately $1,417 and $864 accrued for the payment of interest and penalties at December 31, 2017, and 2016, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2013 and prior. Tax years 2014 through 2016 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2017		2016
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$146,294	$—	$278,632
Deferred acquisition costs	—	20,405	—	28,071
Investment assets	—	185,940	—	233,583
Policyholder dividends	5,244	—	8,583	—
Net operating loss carryforward	32,662	—	96,693	—
Pension plan accrued benefit liability	51,289	—	83,562	—
Goodwill	—	23,287	—	35,306
Experience rated refunds	9,988	—	6,654	—
Tax credits	169,692	—	168,597	—
Other	13,848	—	19,592	—

Total deferred taxes	$282,723	$375,926	$383,681	$575,592

The deferred tax amounts presented above with respect to investments, future policy benefits, and deferred acquisition costs include $141,458 and $172,405 related to amounts recognized through other comprehensive income at December 31, 2017, and 2016, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2017, the subsidiaries had net operating loss carry forwards expiring as follows:

Year	Amount
2023	65,209
2028	2,215

Total	$67,424

During the years ended December 31, 2017, 2016, and 2015, the Company generated $120, $215, and $3,295 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2017, the total credit carryforward for Low Income Housing is $142,089. These credits will begin to expire in 2030.

The Company generated $3,474 of foreign tax credit during the year ended December 31, 2017. During the years ended December 31, 2010 through December 31, 2016, the Company generated credit carryforwards of $23,984. The Company determined in 2016 to amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2017, and 2016 is $41,694 and $35,093, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2017, and 2016 is $5,845 and $7,819, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19. Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments, the impact of tax reform and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Revenue:
Premium income	$357,244	$2,172	$80,315	$439,731
Fee income	110,128	943,038	6,956	1,060,122
Other revenue	—	9,611	—	9,611
Net investment income	738,002	434,677	47,374	1,220,053
Realized investments gains (losses), net	32,652	13,752	(1)	46,403

Total revenues	1,238,026	1,403,250	134,644	2,775,920

Benefits and expenses:
Policyholder benefits	953,371	206,544	81,219	1,241,134
Operating expenses	169,234	998,431	80,619	1,248,284

Total benefits and expenses	1,122,605	1,204,975	161,838	2,489,418

Income (loss) before income taxes	115,421	198,275	(27,194)	286,502
Income tax expense (benefit)	38,605	64,252	(185,471)	(82,614)

Net income	$76,816	$134,023	$158,277	$369,116

	December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Assets:
Investments	$17,791,097	$12,472,906	$1,873,279	$32,137,282
Other assets	1,465,544	1,027,458	154,312	2,647,314
Separate account assets	8,494,248	19,166,323	—	27,660,571

Assets of continuing operations	$27,750,889	$32,666,687	$2,027,591	62,445,167

Assets of discontinued operations				16,095

Total assets				$62,461,262

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

20. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2017	2016	2015
Lifeco Stock Plan	$1,460	$2,190	$1,655
Performance Share Unit Plan	7,207	5,318	2,320

Total compensation expense	$8,667	$7,508	$3,975

Income tax benefits	$2,832	$2,458	$1,143

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2017, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$ 1,673	1.6
Performance Share Unit Plan	5,179	1.3

Equity Award Activity

During the year ended December 31, 2017, Lifeco granted 434,300 stock options to employees of the Company. These stock options vest over five - year periods ending in 2022. Compensation expense of $1,195 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2017	4,062,001	$23.25
Granted	434,300	29.26
Exercised	(655,384)	24.58
Cancelled and expired	(393,942)	28.35

Outstanding, December 31, 2017	3,446,975	24.88	6.3	$11,012
Vested and expected to vest, December 31, 2017	3,446,975	$24.88	6.3	$11,012
Exercisable, December 31, 2017	2,190,591	$23.22	5.3	$10,327

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2017, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average fair value of options granted	$2.75	$2.74	$3.33
Intrinsic value of options exercised (1)	2,869	2,102	4,234
Fair value of options vested	2,203	1,605	1,670

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2017, 2016, and 2015 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015
Dividend yield	3.98%	3.99%	3.66%
Expected volatility	13.99%	19.03%	19.10%
Risk free interest rate	1.25%	0.80%	0.90%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2017	598,911
Granted	290,895
Forfeited	(77,957)
Exercised	(130,339)

Outstanding, December 31, 2017	681,510

Vested and expected to vest, December 31, 2017	681,510

The cash payment in settlement of the Performance Share Unit Plan units was $3,398 and $3,988 for the years ended December 31, 2017, and 2016, respectively.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$540,400	$540,400
Related party long-term debt - interest (2)	26,796	53,591	53,591	468,942	602,920
Investment purchase obligations (3)	312,152	1,090	—	—	313,242
Operating leases (4)	15,467	23,703	7,000	13	46,183
Other liabilities (5)	39,499	33,261	40,487	19,644	132,891

Total	$393,914	$111,645	$101,078	$1,028,999	$1,635,636

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2)  Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2017 and do not consider the impact of future interest rate changes.

(3)  Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2017, and 2016, were as follows:

	December 31, 2017	December 31, 2016
Due in less than one year	$312,152	$438,458
Due within one to three years	1,090	—

Total	$313,242	$438,458

Included in the total unfunded commitments at December 31, 2017, and 2016, is $114,726 and $93,440, respectively, related to cost basis limited partnership interests, all of which is due within one year from the dates indicated.

(4)  Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $13,433, $12,575, and $12,050 for the years ended December 31, 2017, 2016, and 2015, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $5,938 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)  Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

·	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
·	Miscellaneous purchase obligations to acquire goods and services.
·	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2016. The Company was in compliance with all covenants at December 31, 2017, and 2016. At December 31, 2017, and 2016 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017, and 2016, there were no outstanding amounts related to the letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2017, and 2016, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22. Subsequent Events

On February 1, 2018, the Company’s Board of Directors declared dividends of $24,001, payable on March 30, 2018, to its sole shareholder, GWL&A Financial.

FutureFunds Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2017 and Report of Independent

Registered Public Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,830,923	$12,396,100	$12,538,156	$292,416	$15,414,674	$14,864,549
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,693	2,198	4,522		8,992	5,576
Due from Great West Life & Annuity Insurance Company

Total assets	1,832,616	12,398,298	12,542,678	292,416	15,423,666	14,870,125

LIABILITIES:
Payable for investments purchased	1,693	2,143	4,522		8,229	25
Redemptions payable		55			763	5,551
Due to Great West Life & Annuity Insurance Company	108	849	827	18	911	851

Total liabilities	1,801	3,047	5,349	18	9,903	6,427

NET ASSETS	$1,830,815	$12,395,251	$12,537,329	$292,398	$15,413,763	$14,863,698

NET ASSETS REPRESENTED BY:
Accumulation units	$1,830,815	$12,395,251	$12,537,329	$292,398	$15,413,763	$14,863,698
Contracts in payout phase

NET ASSETS	$1,830,815	$12,395,251	$12,537,329	$292,398	$15,413,763	$14,863,698

ACCUMULATION UNITS OUTSTANDING	84,235	424,820	330,675	12,972	640,207	799,527

UNIT VALUE (ACCUMULATION)	$21.73	$29.18	$37.91	$22.54	$24.08	$18.59

(1) Cost of investments:	$1,591,466	$6,742,716	$12,303,786	$221,943	$13,584,451	$11,713,925
Shares of investments:	106,449	495,844	1,407,201	7,441	316,979	445,981

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,409,029	$3,769,382	$74,058	$4,740,541	$3,146,328	$46,300,378
Investment income due and accrued
Receivable for investments sold				608
Purchase payments receivable		1,718		551	77	40,493
Due from Great West Life & Annuity Insurance Company

Total assets	1,409,029	3,771,100	74,058	4,741,700	3,146,405	46,340,871

LIABILITIES:
Payable for investments purchased		1,718			77	38,190
Redemptions payable				1,159		2,303
Due to Great West Life & Annuity Insurance Company	115	140	5	255	211	2,858

Total liabilities	115	1,858	5	1,414	288	43,351

NET ASSETS	$1,408,914	$3,769,242	$74,053	$4,740,286	$3,146,117	$46,297,520

NET ASSETS REPRESENTED BY:
Accumulation units	$1,408,914	$3,769,242	$74,053	$4,740,286	$3,146,117	$46,297,520
Contracts in payout phase

NET ASSETS	$1,408,914	$3,769,242	$74,053	$4,740,286	$3,146,117	$46,297,520

ACCUMULATION UNITS OUTSTANDING	77,945	197,432	2,865	234,256	156,708	1,163,271

UNIT VALUE (ACCUMULATION)	$18.08	$19.09	$25.85	$20.24	$20.08	$39.80

(1) Cost of investments:	$831,649	$3,955,227	$54,726	$4,322,951	$2,953,734	$34,040,089
Shares of investments:	15,203	276,753	4,580	137,927	124,312	1,220,358

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$71,888,640	$58,502	$95,133,212	$54,042,579	$18,124,179	$38,463,731
Investment income due and accrued
Receivable for investments sold				7,083	10,863	5,832
Purchase payments receivable	148,407		60,392	3,210	1,331	18,144
Due from Great West Life & Annuity Insurance Company

Total assets	72,037,047	58,502	95,193,604	54,052,872	18,136,373	38,487,707

LIABILITIES:
Payable for investments purchased	139,333		42,281
Redemptions payable	9,074		18,111	10,293	12,194	23,976
Due to Great West Life & Annuity Insurance Company	5,653	4	1,503	4,230	790	795

Total liabilities	154,060	4	61,895	14,523	12,984	24,771

NET ASSETS	$71,882,987	$58,498	$95,131,709	$54,038,349	$18,123,389	$38,462,936

NET ASSETS REPRESENTED BY:
Accumulation units	$71,882,987	$58,498	$95,131,709	$54,038,349	$18,123,389	$38,462,936
Contracts in payout phase

NET ASSETS	$71,882,987	$58,498	$95,131,709	$54,038,349	$18,123,389	$38,462,936

ACCUMULATION UNITS OUTSTANDING	1,517,436	3,279	8,791,376	748,773	928,068	3,752,288

UNIT VALUE (ACCUMULATION)	$47.37	$17.84	$10.82	$72.17	$19.53	$10.25

(1) Cost of investments:	$40,585,170	$55,129	$95,126,131	$49,168,320	$17,958,792	$38,671,176
Shares of investments:	970,812	1,657	13,194,620	31,238,485	1,312,395	4,696,426

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2055 FUND

ASSETS:
Investments at fair value (1)	$40,127,682	$5,167,979	$5,793,355	$6,798,853	$4,014,148	$2,214,092
Investment income due and accrued	2,682
Receivable for investments sold
Purchase payments receivable	1,914		750	24	25,223	297
Due from Great West Life & Annuity Insurance Company	16,496

Total assets	40,148,774	5,167,979	5,794,105	6,798,877	4,039,371	2,214,389

LIABILITIES:
Payable for investments purchased	711		750	24	22,505	297
Redemptions payable	1,203				2,718
Due to Great West Life & Annuity Insurance Company	2,778	273	306	246	192	78

Total liabilities	4,692	273	1,056	270	25,415	375

NET ASSETS	$40,144,082	$5,167,706	$5,793,049	$6,798,607	$4,013,956	$2,214,014

NET ASSETS REPRESENTED BY:
Accumulation units	$40,098,005	$5,167,706	$5,793,049	$6,798,607	$4,013,956	$2,214,014
Contracts in payout phase	46,077

NET ASSETS	$40,144,082	$5,167,706	$5,793,049	$6,798,607	$4,013,956	$2,214,014

ACCUMULATION UNITS OUTSTANDING	2,477,605	259,064	255,332	267,300	157,833	86,789

UNIT VALUE (ACCUMULATION)	$16.18	$19.95	$22.69	$25.43	$25.43	$25.51

(1) Cost of investments:	$40,127,682	$4,865,538	$5,395,436	$6,150,237	$3,587,745	$1,963,086
Shares of investments:	40,127,682	366,004	384,175	445,534	260,998	120,659

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$42,097,571	$8,996,124	$33,420,705	$148,441,284	$155,155,903	$38,416,919
Investment income due and accrued
Receivable for investments sold		1,033
Purchase payments receivable	23,381	168	7,081	95,680	91,992	29,268
Due from Great West Life & Annuity Insurance Company

Total assets	42,120,952	8,997,325	33,427,786	148,536,964	155,247,895	38,446,187

LIABILITIES:
Payable for investments purchased	20,683		1,465	95,269	91,950	29,268
Redemptions payable	2,698	1,201	5,616	411	42
Due to Great West Life & Annuity Insurance Company	1,107	605	2,087	3,004	2,330	565

Total liabilities	24,488	1,806	9,168	98,684	94,322	29,833

NET ASSETS	$42,096,464	$8,995,519	$33,418,618	$148,438,280	$155,153,573	$38,416,354

NET ASSETS REPRESENTED BY:
Accumulation units	$42,096,464	$8,995,519	$33,418,618	$148,438,280	$155,153,573	$38,416,354
Contracts in payout phase

NET ASSETS	$42,096,464	$8,995,519	$33,418,618	$148,438,280	$155,153,573	$38,416,354

ACCUMULATION UNITS OUTSTANDING	1,019,526	196,382	1,055,187	14,137,318	14,634,934	3,700,413

UNIT VALUE (ACCUMULATION)	$41.29	$45.81	$31.67	$10.50	$10.60	$10.38

(1) Cost of investments:	$40,954,198	$8,250,984	$25,075,439	$150,031,146	$154,878,250	$38,414,699
Shares of investments:	3,136,928	322,326	2,346,960	20,278,864	18,470,941	4,316,508

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND

ASSETS:
Investments at fair value (1)	$193,094,098	$32,793,658	$53,845,239	$94,134,818	$21,558,941	$766,659
Investment income due and accrued
Receivable for investments sold	10,929	250	10,986	13,759	1,025
Purchase payments receivable	4,396	1,180	539	35,334	81
Due from Great West Life & Annuity Insurance Company	186,445

Total assets	193,295,868	32,795,088	53,856,764	94,183,911	21,560,047	766,659

LIABILITIES:
Payable for investments purchased
Redemptions payable	15,325	1,430	11,525	49,093	1,106
Due to Great West Life & Annuity Insurance Company	15,740	2,399	4,299	2,505	1,621	55

Total liabilities	31,065	3,829	15,824	51,598	2,727	55

NET ASSETS	$193,264,803	$32,791,259	$53,840,940	$94,132,313	$21,557,320	$766,604

NET ASSETS REPRESENTED BY:
Accumulation units	$193,049,532	$32,791,259	$53,840,940	$94,132,313	$21,557,320	$766,604
Contracts in payout phase	215,271

NET ASSETS	$193,264,803	$32,791,259	$53,840,940	$94,132,313	$21,557,320	$766,604

ACCUMULATION UNITS OUTSTANDING	17,715,355	531,324	1,156,778	1,315,486	911,852	55,621

UNIT VALUE (ACCUMULATION)	$10.90	$61.72	$46.54	$71.56	$23.64	$13.78

(1) Cost of investments:	$180,745,185	$29,035,451	$39,793,247	$74,994,494	$22,130,231	$671,657
Shares of investments:	8,597,244	2,425,566	2,548,284	3,610,848	1,804,095	38,897

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND	INVESCO SMALL CAP GROWTH FUND	JANUS HENDERSON FORTY FUND	JANUS HENDERSON GLOBAL RESEARCH FUND

ASSETS:
Investments at fair value (1)	$960,484	$2,799,768	$1,092,956	$1,443,694	$4,411,629	$894,788
Investment income due and accrued
Receivable for investments sold	6,294	5,212		12,616	920
Purchase payments receivable	8	33			33	86
Due from Great West Life & Annuity Insurance Company

Total assets	966,786	2,805,013	1,092,956	1,456,310	4,412,582	894,874

LIABILITIES:
Payable for investments purchased						86
Redemptions payable	6,302	5,245		12,616	953
Due to Great West Life & Annuity Insurance Company	42	145	96	73	376	71

Total liabilities	6,344	5,390	96	12,689	1,329	157

NET ASSETS	$960,442	$2,799,623	$1,092,860	$1,443,621	$4,411,253	$894,717

NET ASSETS REPRESENTED BY:
Accumulation units	$960,442	$2,799,623	$1,092,860	$1,443,621	$4,411,253	$894,717
Contracts in payout phase

NET ASSETS	$960,442	$2,799,623	$1,092,860	$1,443,621	$4,411,253	$894,717

ACCUMULATION UNITS OUTSTANDING	49,373	131,290	81,548	40,962	393,043	80,668

UNIT VALUE (ACCUMULATION)	$19.45	$21.32	$13.40	$35.24	$11.22	$11.09

(1) Cost of investments:	$910,327	$2,461,030	$881,378	$1,376,557	$4,303,512	$508,337
Shares of investments:	26,029	104,197	28,945	38,695	142,679	11,367

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON RESEARCH FUND	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY EPOCH US SMALL CAP FUND	MFS GROWTH FUND

ASSETS:
Investments at fair value (1)	$32,031	$1,958,849	$958,267	$2,418,469	$73,354	$137,787
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		424		65,727		53
Due from Great West Life & Annuity Insurance Company

Total assets	32,031	1,959,273	958,267	2,484,196	73,354	137,840

LIABILITIES:
Payable for investments purchased		424		64,790		53
Redemptions payable				937
Due to Great West Life & Annuity Insurance Company	2	149	67	92	7	7

Total liabilities	2	573	67	65,819	7	60

NET ASSETS	$32,029	$1,958,700	$958,200	$2,418,377	$73,347	$137,780

NET ASSETS REPRESENTED BY:
Accumulation units	$32,029	$1,958,700	$958,200	$2,418,377	$73,347	$137,780
Contracts in payout phase

NET ASSETS	$32,029	$1,958,700	$958,200	$2,418,377	$73,347	$137,780

ACCUMULATION UNITS OUTSTANDING	2,837	82,739	36,351	91,521	3,771	5,039

UNIT VALUE (ACCUMULATION)	$11.29	$23.67	$26.36	$26.42	$19.45	27.34

(1) Cost of investments:	$29,770	$1,405,867	$629,452	$2,357,878	$39,553	$103,536
Shares of investments:	690	38,259	20,635	120,382	2,363	1,532

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

ASSETS:
Investments at fair value (1)	$3,639,456	$17,950,208	$11,261,910	$1,832,180	$2,799,708	$2,630,177
Investment income due and accrued			19,770
Receivable for investments sold				546	802	11,080
Purchase payments receivable	61,625	7,908	7,234	61	179	222

Due from Great West Life & Annuity Insurance Company

Total assets	3,701,081	17,958,116	11,288,914	1,832,787	2,800,689	2,641,479

LIABILITIES:
Payable for investments purchased	61,625	6,846	5,888
Redemptions payable		1,062	1,346	607	981	11,302
Due to Great West Life & Annuity Insurance Company	229	1,034	645	102	126	112

Total liabilities	61,854	8,942	7,879	709	1,107	11,414

NET ASSETS	$3,639,227	$17,949,174	$11,281,035	$1,832,078	$2,799,582	$2,630,065

NET ASSETS REPRESENTED BY:
Accumulation units	$3,639,227	$17,949,174	$11,281,035	$1,832,078	$2,799,582	$2,630,065
Contracts in payout phase

NET ASSETS	$3,639,227	$17,949,174	$11,281,035	$1,832,078	$2,799,582	$2,630,065

ACCUMULATION UNITS OUTSTANDING	164,361	608,932	580,230	59,251	160,284	210,559

UNIT VALUE (ACCUMULATION)	$22.14	$29.48	$19.44	$30.92	$17.47	12.49

(1) Cost of investments:	$3,667,713	$14,133,126	$11,569,865	$1,656,970	$2,705,959	$2,130,436
Shares of investments:	62,341	187,020	1,096,583	56,030	474,527	62,953

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ROYCE TOTAL RETURN FUND	VICTORY RS SELECT GROWTH FUND	VICTORY RS SMALL CAP GROWTH FUND	VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

ASSETS:
Investments at fair value (1)	$1,259,771	$290,430	$1,437,985	$8,224,752
Investment income due and accrued
Receivable for investments sold		248
Purchase payments receivable	169			1,107
Due from Great West Life & Annuity Insurance Company

Total assets	1,259,940	290,678	1,437,985	8,225,859

LIABILITIES:
Payable for investments purchased	125			1,107
Redemptions payable	44	248
Due to Great West Life & Annuity Insurance Company	69	19	116	555

Total liabilities	238	267	116	1,662

NET ASSETS	$1,259,702	$290,411	$1,437,869	$8,224,197

NET ASSETS REPRESENTED BY:
Accumulation units	$1,259,702	$290,411	$1,437,869	$8,224,197
Contracts in payout phase

NET ASSETS	$1,259,702	$290,411	$1,437,869	$8,224,197

ACCUMULATION UNITS OUTSTANDING	64,551	10,059	87,673	366,489

UNIT VALUE (ACCUMULATION)	$19.51	$28.87	$16.40	$22.44

(1) Cost of investments:	$1,289,669	$285,756	$843,595	$9,990,275
Shares of investments:	139,664	6,310	17,759	936,760

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$49,713	$		$230,125	$6,441	$22,524	$98,121

EXPENSES:
Mortality and expense risk	12,947		94,630	102,522	1,984	102,434	92,654

NET INVESTMENT INCOME (LOSS)	36,766		(94,630)	127,603	4,457	(79,910)	5,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	57,951		1,061,704	258,966	4,065	540,840	344,571
Realized gain distributions			272,336	1,144,195	18,966	977,742

Net realized gain (loss) on investments	57,951		1,334,040	1,403,161	23,031	1,518,582	344,571

Change in net unrealized appreciation (depreciation) on investments	136,376		1,606,210	(22,586)	20,760	1,764,402	3,045,652

Net realized and unrealized gain (loss) on investments	194,327		2,940,250	1,380,575	43,791	3,282,984	3,390,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,093		$2,845,620	$1,508,178	$48,248	$3,203,074	$3,395,690

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,168	$25,029	$1,136	$2,229	$62,741	$439,857

EXPENSES:
Mortality and expense risk	13,578	14,121	517	28,646	25,036	328,271

NET INVESTMENT INCOME (LOSS)	(9,410)	10,908	619	(26,417)	37,705	111,586

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	32,948	(248,391)	492	(274,251)	7,508	2,523,026
Realized gain distributions		614,444	65	361,358	101,986	2,346,321

Net realized gain (loss) on investments	32,948	366,053	557	87,107	109,494	4,869,347

Change in net unrealized appreciation (depreciation) on investments	151,603	78,976	8,377	792,832	277,373	3,387,983

Net realized and unrealized gain (loss) on investments	184,551	445,029	8,934	879,939	386,867	8,257,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,141	$455,937	$9,553	$853,522	$424,572	$8,368,916

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND
				(1)	(2)

INVESTMENT INCOME:
Dividends	$146,116	$		$2,998,155	$800,593	$1,232,491	$181,522

EXPENSES:
Mortality and expense risk	644,774		404	79,715	89,040	507,470	90,775

NET INVESTMENT INCOME (LOSS)	(498,658)		(404)	2,918,440	711,553	725,021	90,747

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,470,939		(15)	36,019	154,054	3,972,055	(16,157)
Realized gain distributions	4,805,874		4,722	4,246,951	2,974,762	3,877,138

Net realized gain (loss) on investments	8,276,813		4,707	4,282,970	3,128,816	7,849,193	(16,157)

Change in net unrealized appreciation (depreciation) on investments	11,371,369		5,709	7,081	5,081,287	(1,594,627)	346,307

Net realized and unrealized gain (loss) on investments	19,648,182		10,416	4,290,051	8,210,103	6,254,566	330,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,149,524		$10,012	$7,208,491	$8,921,656	$6,979,587	$420,897

(1) For the period July 17, 2017 to December 31, 2017.
(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND
	(1)	(2)

INVESTMENT INCOME:
Dividends	$699,177	$435,374	$173,188	$152,856	$216,389	$276,861

EXPENSES:
Mortality and expense risk	43,237	50,078	360,044	33,070	36,652	26,983

NET INVESTMENT INCOME (LOSS)	655,940	385,296	(186,856)	119,786	179,737	249,878

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,510	(1,163,515)		61,494	87,211	63,697
Realized gain distributions	480,480	315,269		65,105	106,923	140,299

Net realized gain (loss) on investments	487,990	(848,246)	0	126,599	194,134	203,996

Change in net unrealized appreciation (depreciation) on investments	(207,445)	1,980,119		253,782	333,446	550,448

Net realized and unrealized gain (loss) on investments	280,545	1,131,873	0	380,381	527,580	754,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$936,485	$1,517,169	$(186,856)	$500,167	$707,317	$1,004,322

(1) For the period July 17, 2017 to December 31, 2017.
(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND
						(1)

INVESTMENT INCOME:
Dividends	$154,355	$33,249	$725,468	$6,642	$322,645	$2,836,362

EXPENSES:
Mortality and expense risk	19,967	8,090	139,149	73,048	245,516	168,190

NET INVESTMENT INCOME (LOSS)	134,388	25,159	586,319	(66,406)	77,129	2,668,172

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	30,797	30,292	599,002	495,707	2,855,094	34,186
Realized gain distributions	77,959	81,361		595,178	950,269	5,965,349

Net realized gain (loss) on investments	108,756	111,653	599,002	1,090,885	3,805,363	5,999,535

Change in net unrealized appreciation (depreciation) on investments	359,830	212,589	1,255,504	(284,581)	3,500,698	(1,589,862)

Net realized and unrealized gain (loss) on investments	468,586	324,242	1,854,506	806,304	7,306,061	4,409,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$602,974	$349,401	$2,440,825	$739,898	$7,383,190	$7,077,845

(1) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST S&P 500® INDEX FUND
	(1)	(2)	(1)	(2)	(1)	(2)

INVESTMENT INCOME:
Dividends	$898,117	$5,269,066	$1,638,699	$976,070	$491,710	$795,835

EXPENSES:
Mortality and expense risk	196,736	127,899	147,493	31,070	37,120	859,589

NET INVESTMENT INCOME (LOSS)	701,381	5,141,167	1,491,206	945,000	454,590	(63,754)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(9,857,778)	58,829	515,175	18,045	(3,490,702)	437,671
Realized gain distributions	2,907,899	3,361,769	3,496,835	464,742	232,423	3,553,871

Net realized gain (loss) on investments	(6,949,879)	3,420,598	4,012,010	482,787	(3,258,279)	3,991,542

Change in net unrealized appreciation (depreciation) on investments	16,010,766	277,653	6,216,394	2,220	4,903,248	12,348,913

Net realized and unrealized gain (loss) on investments	9,060,887	3,698,251	10,228,404	485,007	1,644,969	16,340,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,762,268	$8,839,418	$11,719,610	$1,430,007	$2,099,559	$16,276,701

(1) For the period January 1, 2017 to July 17, 2017.
(2) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND
		(1)

INVESTMENT INCOME:
Dividends	$495,608	$1,657,598	$450,673	$278,808	$304,421	$

EXPENSES:
Mortality and expense risk	282,836	979,418	511,641	288,555	205,042		6,798

NET INVESTMENT INCOME (LOSS)	212,772	678,180	(60,968)	(9,747)	99,379		(6,798)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,273,785	26,173,079	962,188	4,190,522	(68,534)		23,840
Realized gain distributions	2,523,437	10,742,926	2,305,664	4,706,444			39,272

Net realized gain (loss) on investments	3,797,222	36,916,005	3,267,852	8,896,966	(68,534)		63,112

Change in net unrealized appreciation (depreciation) on investments	(479,540)	(20,344,798)	4,186,561	9,722,840	265,214		123,477

Net realized and unrealized gain (loss) on investments	3,317,682	16,571,207	7,454,413	18,619,806	196,680		186,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,530,454	$17,249,387	$7,393,445	$18,610,059	$296,059		$179,791

                                                                                                                               (1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND		JANUS FUND	JANUS HENDERSON FORTY FUND
							(1)	(2)

INVESTMENT INCOME:
Dividends	$1,928	$38,376	$		$		$524	$33,360

EXPENSES:
Mortality and expense risk	5,729	16,700		11,321		8,025	234	29,901

NET INVESTMENT INCOME (LOSS)	(3,801)	21,676		(11,321)		(8,025)	290	3,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	21,379	(20,701)		50,087		48,612	5,382	21,799
Realized gain distributions	101,437	61,426		87,407		125,864	3,032	344,747

Net realized gain (loss) on investments	122,816	40,725		137,494		174,476	8,414	366,546

Change in net unrealized appreciation (depreciation) on investments	(35,459)	385,934		73,876		140,231	2,365	108,117

Net realized and unrealized gain (loss) on investments	87,357	426,659		211,370		314,707	10,779	474,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,556	$448,335		$200,049		$306,682	$11,069	$478,122

                                                                                                                                           (1) For the period January 1, 2017 to May 1, 2017.

                                                                                                                                           (2) For the period May 1, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON GLOBAL RESEARCH FUND	JANUS HENDERSON RESEARCH FUND	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS TWENTY FUND	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND
		(1)		(2)

INVESTMENT INCOME:
Dividends	$5,345	$146	$14,464	$5,448	$5,616	$

EXPENSES:
Mortality and expense risk	8,021	312	16,325	13,585	7,937		10,862

NET INVESTMENT INCOME (LOSS)	(2,676)	(166)	(1,861)	(8,137)	(2,321)		(10,862)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	29,910	3,977	108,928	433,293	42,167		105,416
Realized gain distributions		1,395		94,682	21,907		132,481

Net realized gain (loss) on investments	29,910	5,372	108,928	527,975	64,074		237,897

Change in net unrealized appreciation (depreciation) on investments	158,914	2,261	294,035	(158,877)	118,758		(19,342)

Net realized and unrealized gain (loss) on investments	188,824	7,633	402,963	369,098	182,832		218,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,148	$7,467	$401,102	$360,961	$180,511		$207,693

                                                                                                                                                                (1) For the period May 1, 2017 to December 31, 2017.

                                                                                                                                                                (2) For the period January 1, 2017 to May 1, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	MAINSTAY EPOCH US SMALL CAP FUND		MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$		$451	$93,026	$314,394	$34,797

EXPENSES:
Mortality and expense risk		753		729	26,251	106,897	80,105	15,719

NET INVESTMENT INCOME (LOSS)		(753)		(729)	(25,800)	(13,871)	234,289	19,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,909		27,525	63,494	620,244	(857,602)	198,588
Realized gain distributions		5,776		3,554	304,866	900,369		217,113

Net realized gain (loss) on investments		7,685		31,079	368,360	1,520,613	(857,602)	415,701

Change in net unrealized appreciation (depreciation) on investments		2,049		12,791	369,964	2,992,578	1,187,904	(106,417)

Net realized and unrealized gain (loss) on investments		9,734		43,870	738,324	4,513,191	330,302	309,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$8,981		$43,141	$712,524	$4,499,320	$564,591	$328,362

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM HIGH YIELD FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	ROYCE TOTAL RETURN FUND	VICTORY RS SELECT GROWTH FUND		VICTORY RS SMALL CAP GROWTH FUND		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

INVESTMENT INCOME:
Dividends	$147,540	$66,619	$5,576	$		$		$

EXPENSES:
Mortality and expense risk	14,069	12,410	8,094		2,122		12,355		65,953

NET INVESTMENT INCOME (LOSS)	133,471	54,209	(2,518)		(2,122)		(12,355)		(65,953)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(62,588)	82,967	(3,216)		10,400		55,090		(1,034,744)
Realized gain distributions			146,141		37,163		128,415		961,940

Net realized gain (loss) on investments	(62,588)	82,967	142,925		47,563		183,505		(72,804)

Change in net unrealized appreciation (depreciation) on investments	101,426	610,438	22,272		(6,145)		212,860		1,153,025

Net realized and unrealized gain (loss) on investments	38,838	693,405	165,197		41,418		396,365		1,080,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,309	$747,614	$162,679		$39,296		$384,010		$1,014,268

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,766	$21,305	$(94,630)	$(89,230)	$127,603	$145,872
Net realized gain (loss) on investments	57,951	181,045	1,334,040	412,970	1,403,161	1,077,995
Change in net unrealized appreciation (depreciation) on investments	136,376	(48,457)	1,606,210	(388,031)	(22,586)	832,271

Increase (decrease) in net assets resulting from operations	231,093	153,893	2,845,620	(64,291)	1,508,178	2,056,138

CONTRACT TRANSACTIONS:
Purchase payments received	3,648	14,353	397,872	384,902	444,333	519,097
Transfers for contract benefits and terminations	(213,950)	(496,671)	(1,233,869)	(1,289,746)	(1,748,741)	(2,358,774)
Net transfers	14,047	445,091	(242,458)	(636,833)	(498,935)	(163,149)
Contract maintenance charges	(3,278)	(3,738)	(3,252)	(3,010)	(10,514)	(7,340)
Other, net		4,181	16,725	3,476	(1,384)	6,259
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(199,533)	(36,784)	(1,064,982)	(1,541,211)	(1,815,241)	(2,003,907)

Total increase (decrease) in net assets	31,560	117,109	1,780,638	(1,605,502)	(307,063)	52,231

NET ASSETS:
Beginning of period	1,799,255	1,682,146	10,614,613	12,220,115	12,844,392	12,792,161

End of period	$1,830,815	$1,799,255	$12,395,251	$10,614,613	$12,537,329	$12,844,392

CHANGES IN UNITS OUTSTANDING:
Units issued	15,783	38,765	53,151	29,513	68,405	91,285
Units redeemed	(26,265)	(40,418)	(95,974)	(95,553)	(122,193)	(142,759)

Net increase (decrease)	(10,482)	(1,653)	(42,823)	(66,040)	(53,788)	(51,474)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND		AMERICAN FUNDS THE GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,457	$3,015	$(79,910)	$(53,535)	$5,467	$45,714
Net realized gain (loss) on investments	23,031	8,639	1,518,582	978,456	344,571	821,905
Change in net unrealized appreciation (depreciation) on investments	20,760	5,595	1,764,402	(84,151)	3,045,652	(2,350,295)

Increase (decrease) in net assets resulting from operations	48,248	17,249	3,203,074	840,770	3,395,690	(1,482,676)

CONTRACT TRANSACTIONS:
Purchase payments received			842,849	729,198	767,457	761,361
Transfers for contract benefits and terminations	(4,732)	(9,778)	(1,691,235)	(1,208,324)	(1,315,482)	(1,548,670)
Net transfers		113,439	265,324	54,993	547,999	(2,167,689)
Contract maintenance charges			(14,481)	(7,488)	(10,926)	(8,966)
Other, net			(11,238)	1,336	(9,893)	24,440
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,732)	103,661	(608,781)	(430,285)	(20,845)	(2,939,524)

Total increase (decrease) in net assets	43,516	120,910	2,594,293	410,485	3,374,845	(4,422,200)

NET ASSETS:
Beginning of period	248,882	127,972	12,819,470	12,408,985	11,488,853	15,911,053

End of period	$292,398	$248,882	$15,413,763	$12,819,470	$14,863,698	$11,488,853

CHANGES IN UNITS OUTSTANDING:
Units issued		6,177	153,568	139,017	159,626	94,610
Units redeemed	(247)	(620)	(176,120)	(165,525)	(168,555)	(284,378)

Net increase (decrease)	(247)	5,557	(22,552)	(26,508)	(8,929)	(189,768)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST		COLUMBIA MID CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,410)	$(4,706)	$10,908	$10,705	$619	$982
Net realized gain (loss) on investments	32,948	10,014	366,053	(239,978)	557	1,332
Change in net unrealized appreciation (depreciation) on investments	151,603	135,663	78,976	779,155	8,377	386

Increase (decrease) in net assets resulting from operations	175,141	140,971	455,937	549,882	9,553	2,700

CONTRACT TRANSACTIONS:
Purchase payments received			479,394	398,720
Transfers for contract benefits and terminations	(127,815)	(125,719)	(573,572)	(555,947)	(2,087)	(4,550)
Net transfers	(13,728)	(31,626)	(1,315,056)	(398,186)
Contract maintenance charges	(369)	(372)	(16,400)	(16,297)
Other, net	(2,671)	(571)	(155)	(5,894)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(144,583)	(158,288)	(1,425,789)	(577,604)	(2,087)	(4,550)

Total increase (decrease) in net assets	30,558	(17,317)	(969,852)	(27,722)	7,466	(1,850)

NET ASSETS:
Beginning of period	1,378,356	1,395,673	4,739,094	4,766,816	66,587	68,437

End of period	$1,408,914	$1,378,356	$3,769,242	$4,739,094	$74,053	$66,587

CHANGES IN UNITS OUTSTANDING:
Units issued	939	37	84,929	121,525
Units redeemed	(9,758)	(10,401)	(162,352)	(160,736)	(91)	(222)

Net increase (decrease)	(8,819)	(10,364)	(77,423)	(39,211)	(91)	(222)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DAVIS NEW YORK VENTURE FUND		FEDERATED EQUITY INCOME FUND, INC		FIDELITY VIP CONTRAFUND PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(26,417)	$(2,034)	$37,705	$44,663	$111,586	$29,336
Net realized gain (loss) on investments	87,107	260,011	109,494	17,194	4,869,347	4,552,234
Change in net unrealized appreciation (depreciation) on investments	792,832	288,811	277,373	172,138	3,387,983	(1,665,517)

Increase (decrease) in net assets resulting from operations	853,522	546,788	424,572	233,995	8,368,916	2,916,053

CONTRACT TRANSACTIONS:
Purchase payments received	244,074	210,715	71,323	80,324	1,832,025	1,859,999
Transfers for contract benefits and terminations	(375,884)	(554,679)	(341,199)	(484,694)	(3,933,121)	(4,652,914)
Net transfers	(632,781)	430,480	13,785	(138,871)	(1,838,006)	(2,614,708)
Contract maintenance charges	(4,159)	(4,118)	(710)	(769)	(15,734)	(18,758)
Other, net	(1,779)	6,493	1,632	5,549	(36,424)	(2,723)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(770,529)	88,891	(255,169)	(538,461)	(3,991,260)	(5,429,104)

Total increase (decrease) in net assets	82,993	635,679	169,403	(304,466)	4,377,656	(2,513,051)

NET ASSETS:
Beginning of period	4,657,293	4,021,614	2,976,714	3,281,180	41,919,864	44,432,915

End of period	$4,740,286	$4,657,293	$3,146,117	$2,976,714	$46,297,520	$41,919,864

CHANGES IN UNITS OUTSTANDING:
Units issued	44,933	136,071	10,760	10,387	137,495	131,920
Units redeemed	(87,170)	(125,533)	(25,538)	(43,164)	(237,624)	(289,086)

Net increase (decrease)	(42,237)	10,538	(14,778)	(32,777)	(100,129)	(157,166)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE FUND
	2017	2016	2017	2016	2017
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(498,658)	$(563,670)	$(404)	$(351)	$2,918,440
Net realized gain (loss) on investments	8,276,813	9,401,669	4,707	2,949	4,282,970
Change in net unrealized appreciation (depreciation) on investments	11,371,369	(9,147,311)	5,709	(963)	7,081

Increase (decrease) in net assets resulting from operations	19,149,524	(309,312)	10,012	1,635	7,208,491

CONTRACT TRANSACTIONS:
Purchase payments received	832,919	726,491			2,683,683
Transfers for contract benefits and terminations	(7,469,752)	(7,431,326)	(230)	(403)	(3,606,264)
Net transfers	893,611	(2,172,878)	(1)		88,859,130
Contract maintenance charges	(15,143)	(16,473)			(17,262)
Other, net	11,953	72,508			3,931
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,746,412)	(8,821,678)	(231)	(403)	87,923,218

Total increase (decrease) in net assets	13,403,112	(9,130,990)	9,781	1,232	95,131,709

NET ASSETS:
Beginning of period	58,479,875	67,610,865	48,717	47,485	0

End of period	$71,882,987	$58,479,875	$58,498	$48,717	$95,131,709

CHANGES IN UNITS OUTSTANDING:
Units issued	121,739	66,590			9,256,917
Units redeemed	(239,820)	(338,107)	(15)	(31)	(465,541)

Net increase (decrease)	(118,081)	(271,517)	(15)	(31)	8,791,376

	(1) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2017	2016	2017	2016	2017	2016
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$711,553	$1,475,603	$725,021	$297,350	$90,747	$68,634
Net realized gain (loss) on investments	3,128,816	6,706,175	7,849,193	12,008,802	(16,157)	12,841
Change in net unrealized appreciation (depreciation) on investments	5,081,287	(518,712)	(1,594,627)	(5,941,819)	346,307	171,756

Increase (decrease) in net assets resulting from operations	8,921,656	7,663,066	6,979,587	6,364,333	420,897	253,231

CONTRACT TRANSACTIONS:
Purchase payments received	4,809,136	5,953,773	576,432	836,887	728,419	761,231
Transfers for contract benefits and terminations	(2,910,038)	(5,801,950)	(5,441,287)	(7,456,089)	(2,308,529)	(3,066,946)
Net transfers	(91,428,929)	(766,600)	(2,315,056)	(3,837,449)	3,532,174	1,438,181
Contract maintenance charges	(21,078)	(40,759)	(14,777)	(25,765)	(49,098)	(34,785)
Other, net	(66,505)	(39,425)	43,166	(6,448)	24,071	41,490
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(89,617,414)	(694,961)	(7,151,522)	(10,488,864)	1,927,037	(860,829)

Total increase (decrease) in net assets	(80,695,758)	6,968,105	(171,935)	(4,124,531)	2,347,934	(607,598)

NET ASSETS:
Beginning of period	80,695,758	73,727,653	54,210,284	58,334,815	15,775,455	16,383,053

End of period	$0	$80,695,758	$54,038,349	$54,210,284	$18,123,389	$15,775,455

CHANGES IN UNITS OUTSTANDING:
Units issued	224,721	290,595	48,341	76,579	308,186	223,238
Units redeemed	(2,836,729)	(325,154)	(158,531)	(261,258)	(203,779)	(263,539)

Net increase (decrease)	(2,612,008)	(34,559)	(110,190)	(184,679)	104,407	(40,301)

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2017	2017	2016	2017	2016
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$655,940	$385,296	$492,179	$(186,856)	$(370,758)
Net realized gain (loss) on investments	487,990	(848,246)	585,316
Change in net unrealized appreciation (depreciation) on investments	(207,445)	1,980,119	900,953

Increase (decrease) in net assets resulting from operations	936,485	1,517,169	1,978,448	(186,856)	(370,758)

CONTRACT TRANSACTIONS:
Purchase payments received	1,615,419	3,880,835	4,055,543	1,312,310	905,690
Transfers for contract benefits and terminations	(1,755,398)	(2,908,703)	(3,713,366)	(4,909,929)	(6,394,835)
Net transfers	37,701,045	(38,067,809)	936,254	(2,185,614)	6,229,557
Contract maintenance charges	(5,185)	(6,233)	(12,331)	(199,451)	(130,493)
Other, net	(29,430)	(10,961)	11,819	168,120	78,015
Adjustments to net assets allocated to contracts in payout phase				(1,916)	2,871

Increase (decrease) in net assets resulting from contract transactions	37,526,451	(37,112,871)	1,277,919	(5,816,480)	690,805

Total increase (decrease) in net assets	38,462,936	(35,595,702)	3,256,367	(6,003,336)	320,047

NET ASSETS:
Beginning of period	0	35,595,702	32,339,335	46,147,418	45,827,371

End of period	$38,462,936	$0	$35,595,702	$40,144,082	$46,147,418

CHANGES IN UNITS OUTSTANDING:
Units issued	4,026,101	219,036	271,552	539,626	646,339
Units redeemed	(273,813)	(1,692,109)	(212,547)	(892,995)	(625,683)

Net increase (decrease)	3,752,288	(1,473,073)	59,005	(353,369)	20,656

	(1) For the period July 17, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II

	2017	2016	2016	2017	2016	2016
		(1)	(2)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$119,786	$68,013	$(2,756)	$179,737	$69,808	$(2,934)
Net realized gain (loss) on investments	126,599	52,435	(292,082)	194,134	68,428	(305,149)
Change in net unrealized appreciation (depreciation) on investments	253,782	48,659	419,039	333,446	64,473	433,139

Increase (decrease) in net assets resulting from operations	500,167	169,107	124,201	707,317	202,709	125,056

CONTRACT TRANSACTIONS:
Purchase payments received	198,159	293,215	52,685	373,046	265,925	126,663
Transfers for contract benefits and terminations	(418,968)	(728,443)	(133,655)	(896,226)	(649,027)	(316,387)
Net transfers	(206,520)	5,354,340	(4,770,676)	601,422	5,189,509	(4,537,768)
Contract maintenance charges	(891)	(286)	(483)	(1,274)	(239)	(896)
Other, net	10,772	(2,946)	(7,597)	(10,185)	10,072	(41,455)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(417,448)	4,915,880	(4,859,726)	66,783	4,816,240	(4,769,843)

Total increase (decrease) in net assets	82,719	5,084,987	(4,735,525)	774,100	5,018,949	(4,644,787)

NET ASSETS:
Beginning of period	5,084,987	0	4,735,525	5,018,949	0	4,644,787

End of period	$5,167,706	$5,084,987	$0	$5,793,049	$5,018,949	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	39,104	327,500	8,231	60,711	294,916	17,996
Units redeemed	(62,340)	(45,200)	(302,145)	(55,916)	(44,379)	(282,771)

Net increase (decrease)	(23,236)	282,300	(293,914)	4,795	250,537	(264,775)

                                                                                                                           (1) For the period April 25, 2016 to December 31, 2016.

                                                                                                                           (2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2045 FUND II

	2017	2016	2016	2017	2016	2016
		(1)	(2)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$249,878	$71,319	$(1,815)	$134,388	$36,575	$(2,426)
Net realized gain (loss) on investments	203,996	89,621	(300,733)	108,756	54,214	(193,619)
Change in net unrealized appreciation (depreciation) on investments	550,448	98,168	437,577	359,830	66,573	268,331

Increase (decrease) in net assets resulting from operations	1,004,322	259,108	135,029	602,974	157,362	72,286

CONTRACT TRANSACTIONS:
Purchase payments received	575,237	461,006	221,587	529,407	517,502	200,428
Transfers for contract benefits and terminations	(590,511)	(262,573)	(86,685)	(306,187)	(481,639)	(226,459)
Net transfers	668,236	4,705,367	(4,174,600)	254,147	2,763,933	(2,612,105)
Contract maintenance charges	(1,113)	(296)	(785)	(775)	(212)	(586)
Other, net	7,810	(27,986)	8,428	(17,710)	(4,846)	3,019
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	659,659	4,875,518	(4,032,055)	458,882	2,794,738	(2,635,703)

Total increase (decrease) in net assets	1,663,981	5,134,626	(3,897,026)	1,061,856	2,952,100	(2,563,417)

NET ASSETS:
Beginning of period	5,134,626	0	3,897,026	2,952,100	0	2,563,417

End of period	$6,798,607	$5,134,626	$0	$4,013,956	$2,952,100	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	72,362	259,002	18,157	45,328	179,931	13,576
Units redeemed	(43,184)	(20,880)	(221,242)	(26,531)	(40,895)	(145,872)

Net increase (decrease)	29,178	238,122	(203,085)	18,797	139,036	(132,296)

                                                                                                                                       (1) For the period April 25, 2016 to December 31, 2016.

                                                                                                                                       (2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND

	2017	2016	2016	2017	2016
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,159	$22,524	$(703)	$586,319	$825,952
Net realized gain (loss) on investments	111,653	30,933	(108,202)	599,002	783,467
Change in net unrealized appreciation (depreciation) on investments	212,589	38,417	160,662	1,255,504	2,641,770

Increase (decrease) in net assets resulting from operations	349,401	91,874	51,757	2,440,825	4,251,189

CONTRACT TRANSACTIONS:
Purchase payments received	421,785	362,462	138,535	2,546,238	2,297,416
Transfers for contract benefits and terminations	(263,404)	(198,943)	(16,666)	(4,945,951)	(3,802,165)
Net transfers	68,669	1,415,711	(1,641,357)	(545,619)	(102,565)
Contract maintenance charges	(403)	(112)	(178)	(11,423)	(15,200)
Other, net	(3,119)	(29,907)	1,843	(31,037)	(5,810)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	223,528	1,549,211	(1,517,823)	(2,987,792)	(1,628,324)

Total increase (decrease) in net assets	572,929	1,641,085	(1,466,066)	(546,967)	2,622,865

NET ASSETS:
Beginning of period	1,641,085	0	1,466,066	42,643,431	40,020,566

End of period	$2,214,014	$1,641,085	$0	$42,096,464	$42,643,431

CHANGES IN UNITS OUTSTANDING:
Units issued	25,240	109,841	7,851	122,957	149,658
Units redeemed	(15,698)	(32,594)	(83,816)	(193,012)	(185,769)

Net increase (decrease)	9,542	77,247	(75,965)	(70,055)	(36,111)

                                                                                                                                                                    (1) For the period April 25, 2016 to December 31, 2016.

                                                                                                                                                                    (2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND		GREAT-WEST MODERATE PROFILE FUND
	2017	2016	2017	2016	2017
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(66,406)	$(56,867)	$77,129	$(36,945)	$2,668,172
Net realized gain (loss) on investments	1,090,885	669,105	3,805,363	3,105,268	5,999,535
Change in net unrealized appreciation (depreciation) on investments	(284,581)	1,195,699	3,500,698	(2,002,679)	(1,589,862)

Increase (decrease) in net assets resulting from operations	739,898	1,807,937	7,383,190	1,065,644	7,077,845

CONTRACT TRANSACTIONS:
Purchase payments received	224,860	250,605	1,926,736	1,326,171	4,015,363
Transfers for contract benefits and terminations	(1,058,125)	(1,324,560)	(4,359,688)	(4,949,531)	(5,896,698)
Net transfers	116,876	(438,619)	(3,087,236)	(852,091)	143,348,948
Contract maintenance charges	(2,833)	(3,609)	(42,225)	(41,424)	(24,733)
Other, net	1,351	8,384	19,676	(9,218)	(82,445)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(717,871)	(1,507,799)	(5,542,737)	(4,526,093)	141,360,435

Total increase (decrease) in net assets	22,027	300,138	1,840,453	(3,460,449)	148,438,280

NET ASSETS:
Beginning of period	8,973,492	8,673,354	31,578,165	35,038,614	0

End of period	$8,995,519	$8,973,492	$33,418,618	$31,578,165	$148,438,280

CHANGES IN UNITS OUTSTANDING:
Units issued	32,308	23,988	135,737	147,770	14,856,960
Units redeemed	(47,614)	(64,703)	(325,759)	(314,421)	(719,642)

Net increase (decrease)	(15,306)	(40,715)	(190,022)	(166,651)	14,137,318

                                                                                                                                                                                                (1) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
	2017	2016	2017	2017	2016
	(1)		(2)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$701,381	$1,735,726	$5,141,167	$1,491,206	$2,705,838
Net realized gain (loss) on investments	(6,949,879)	4,873,180	3,420,598	4,012,010	8,902,529
Change in net unrealized appreciation (depreciation) on investments	16,010,766	3,788,186	277,653	6,216,394	24,157

Increase (decrease) in net assets resulting from operations	9,762,268	10,397,092	8,839,418	11,719,610	11,632,524

CONTRACT TRANSACTIONS:
Purchase payments received	6,023,951	9,680,422	4,149,107	7,277,269	10,349,584
Transfers for contract benefits and terminations	(7,080,879)	(11,162,235)	(4,659,916)	(6,227,760)	(10,330,400)
Net transfers	(150,103,998)	(3,310,630)	146,934,181	(154,709,022)	(4,252,580)
Contract maintenance charges	(33,136)	(64,860)	(26,116)	(34,066)	(66,934)
Other, net	(208,696)	(166,328)	(83,101)	(23,168)	(99,857)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(151,402,758)	(5,023,631)	146,314,155	(153,716,747)	(4,400,187)

Total increase (decrease) in net assets	(141,640,490)	5,373,461	155,153,573	(141,997,137)	7,232,337

NET ASSETS:
Beginning of period	141,640,490	136,267,029	0	141,997,137	134,764,800

End of period	$0	$141,640,490	$155,153,573	$0	$141,997,137

CHANGES IN UNITS OUTSTANDING:
Units issued	305,361	443,604	15,320,208	311,950	442,135
Units redeemed	(5,330,307)	(626,069)	(685,274)	(5,000,190)	(601,322)

Net increase (decrease)	(5,024,946)	(182,465)	14,634,934	(4,688,240)	(159,187)

                                                                                                                                                                                                         (1) For the period January 1, 2017 to July 17, 2017.

                                                                                                                                                                                                         (2) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2017	2017	2016	2017	2017	2016
	(1)	(2)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$945,000	$454,590	$606,678	$(63,754)	$212,772	$51,850
Net realized gain (loss) on investments	482,787	(3,258,279)	(151,423)	3,991,542	3,797,222	2,715,737
Change in net unrealized appreciation (depreciation) on investments	2,220	4,903,248	2,011,775	12,348,913	(479,540)	3,924,086

Increase (decrease) in net assets resulting from operations	1,430,007	2,099,559	2,467,030	16,276,701	3,530,454	6,691,673

CONTRACT TRANSACTIONS:
Purchase payments received	1,090,330	1,709,582	2,823,458	691,360	730,891	726,173
Transfers for contract benefits and terminations	(2,107,820)	(2,277,700)	(2,537,091)	(11,173,168)	(3,100,250)	(3,612,944)
Net transfers	38,006,908	(39,692,369)	(1,773,091)	187,289,566	(596,031)	10,081,360
Contract maintenance charges	(7,172)	(8,442)	(18,290)	(8,429)	(16,416)	(10,764)
Other, net	4,101	15,864	(140,401)	2,328	6,722	(5,447)
Adjustments to net assets allocated to contracts in payout phase				186,445

Increase (decrease) in net assets resulting from contract transactions	36,986,347	(40,253,065)	(1,645,415)	176,988,102	(2,975,084)	7,178,378

Total increase (decrease) in net assets	38,416,354	(38,153,506)	821,615	193,264,803	555,370	13,870,051

NET ASSETS:
Beginning of period	0	38,153,506	37,331,891	0	32,235,889	18,365,838

End of period	$38,416,354	$0	$38,153,506	$193,264,803	$32,791,259	$32,235,889

CHANGES IN UNITS OUTSTANDING:
Units issued	3,954,969	111,378	186,103	19,085,738	68,788	322,079
Units redeemed	(254,556)	(1,596,246)	(256,174)	(1,370,383)	(114,686)	(160,336)

Net increase (decrease)	3,700,413	(1,484,868)	(70,071)	17,715,355	(45,898)	161,743

                                                                                                                                       (1) For the period July 17, 2017 to December 31, 2017.

                                                                                                                                       (2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
	2016	2017	2016	2017	2016
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,520)	$678,180	$1,120,571	$(60,968)	$(162,389)
Net realized gain (loss) on investments	(10,115,341)	36,916,005	17,510,180	3,267,852	772,796
Change in net unrealized appreciation (depreciation) on investments	9,096,946	(20,344,798)	(206,248)	4,186,561	7,303,080

Increase (decrease) in net assets resulting from operations	(1,037,915)	17,249,387	18,424,503	7,393,445	7,913,487

CONTRACT TRANSACTIONS:
Purchase payments received	401	777,330	1,592,122	816,436	710,137
Transfers for contract benefits and terminations	(137,263)	(8,342,909)	(20,001,792)	(5,560,104)	(6,007,563)
Net transfers	(10,585,077)	(189,350,904)	(4,729,475)	(576,440)	(373,684)
Contract maintenance charges	(2,807)	(45,100)	(54,665)	(18,913)	(11,003)
Other, net	(3,833)	4,121	52,971	(49,409)	12,376
Adjustments to net assets allocated to contracts in payout phase		(171,054)	(65,914)

Increase (decrease) in net assets resulting from contract transactions	(10,728,579)	(197,128,516)	(23,206,753)	(5,388,430)	(5,669,737)

Total increase (decrease) in net assets	(11,766,494)	(179,879,129)	(4,782,250)	2,005,015	2,243,750

NET ASSETS:
Beginning of period	11,766,494	179,879,129	184,661,379	51,835,925	49,592,175

End of period	$0	$0	$179,879,129	$53,840,940	$51,835,925

CHANGES IN UNITS OUTSTANDING:
Units issued	20	85,793	156,366	108,970	105,052
Units redeemed	(374,565)	(2,935,539)	(627,884)	(213,241)	(256,954)

Net increase (decrease)	(374,545)	(2,849,746)	(471,518)	(104,271)	(151,902)

(1) For the period January 1, 2016 to March 10, 2016.
(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO AMERICAN FRANCHISE FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,747)	$(232,242)	$99,379	$194,669	$(6,798)	$(7,336)
Net realized gain (loss) on investments	8,896,966	8,713,343	(68,534)	126,895	63,112	38,946
Change in net unrealized appreciation (depreciation) on investments	9,722,840	(3,976,056)	265,214	(246,413)	123,477	(22,089)

Increase (decrease) in net assets resulting from operations	18,610,059	4,505,045	296,059	75,151	179,791	9,521

CONTRACT TRANSACTIONS:
Purchase payments received	4,522,892	4,260,945	400,343	373,319	6,539	6,185
Transfers for contract benefits and terminations	(7,350,526)	(6,463,545)	(2,076,288)	(3,479,591)	(125,087)	(84,562)
Net transfers	(916,162)	(4,481,366)	(374,494)	2,110,788	(31,473)	(83,862)
Contract maintenance charges	(25,159)	(28,761)	(14,148)	(8,913)	(207)	(195)
Other, net	(61,156)	(40,691)	(9,429)	39,198	367	(422)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(3,830,111)	(6,753,418)	(2,074,016)	(965,199)	(149,861)	(162,856)

Total increase (decrease) in net assets	14,779,948	(2,248,373)	(1,777,957)	(890,048)	29,930	(153,335)

NET ASSETS:
Beginning of period	79,352,365	81,600,738	23,335,277	24,225,325	736,674	890,009

End of period	$94,132,313	$79,352,365	$21,557,320	$23,335,277	$766,604	$736,674

CHANGES IN UNITS OUTSTANDING:
Units issued	154,992	154,425	69,790	159,085	1,893	2,266
Units redeemed	(219,940)	(278,263)	(160,468)	(185,101)	(13,914)	(17,343)

Net increase (decrease)	(64,948)	(123,838)	(90,678)	(26,016)	(12,021)	(15,077)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND		INVESCO COMSTOCK FUND		INVESCO MID CAP GROWTH FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,801)	$(8,027)	$21,676	$55,249	$(11,321)	$(11,213)
Net realized gain (loss) on investments	122,816	(506,954)	40,725	126,650	137,494	97,958
Change in net unrealized appreciation (depreciation) on investments	(35,459)	728,661	385,934	364,403	73,876	(99,935)

Increase (decrease) in net assets resulting from operations	83,556	213,680	448,335	546,302	200,049	(13,190)

CONTRACT TRANSACTIONS:
Purchase payments received	55,852	231,946	95,517	231,462	7,546	6,600
Transfers for contract benefits and terminations	(92,865)	(119,441)	(288,977)	(554,261)	(138,570)	(84,907)
Net transfers	(217,746)	(2,761,799)	(923,016)	(1,416,955)	(5,974)	(19,972)
Contract maintenance charges	(736)	(6,432)	(4,384)	(8,527)	(574)	(547)
Other, net	(499)	715	2,204	(8,786)	232	345
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(255,994)	(2,655,011)	(1,118,656)	(1,757,067)	(137,340)	(98,481)

Total increase (decrease) in net assets	(172,438)	(2,441,331)	(670,321)	(1,210,765)	62,709	(111,671)

NET ASSETS:
Beginning of period	1,132,880	3,574,211	3,469,944	4,680,709	1,030,151	1,141,822

End of period	$960,442	$1,132,880	$2,799,623	$3,469,944	$1,092,860	$1,030,151

CHANGES IN UNITS OUTSTANDING:
Units issued	23,994	33,328	38,471	52,574	5,161	2,827
Units redeemed	(37,599)	(194,977)	(94,500)	(157,454)	(16,598)	(12,380)

Net increase (decrease)	(13,605)	(161,649)	(56,029)	(104,880)	(11,437)	(9,553)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO SMALL CAP GROWTH FUND		JANUS FUND		JANUS HENDERSON FORTY FUND
	2017	2016	2017	2016	2017
			(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,025)	$(7,848)	$290	$(447)	$3,459
Net realized gain (loss) on investments	174,476	193,676	8,414	5,022	366,546
Change in net unrealized appreciation (depreciation) on investments	140,231	(47,965)	2,365	(4,924)	108,117

Increase (decrease) in net assets resulting from operations	306,682	137,863	11,069	(349)	478,122

CONTRACT TRANSACTIONS:
Purchase payments received	42,844	41,211		2	10,150
Transfers for contract benefits and terminations	(268,509)	(162,241)	(416)	(864)	(237,131)
Net transfers	(11,033)	(63,919)	(98,880)	1,488	4,160,588
Contract maintenance charges	(1,466)	(1,359)			(296)
Other, net	2,588	(17,733)			(180)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(235,576)	(204,041)	(99,296)	626	3,933,131

Total increase (decrease) in net assets	71,106	(66,178)	(88,227)	277	4,411,253

NET ASSETS:
Beginning of period	1,372,515	1,438,693	88,227	87,950	0

End of period	$1,443,621	$1,372,515	$0	$88,227	$4,411,253

CHANGES IN UNITS OUTSTANDING:
Units issued	3,114	5,898	175	206	430,159
Units redeemed	(10,145)	(14,469)	(7,719)	(161)	(37,116)

Net increase (decrease)	(7,031)	(8,571)	(7,544)	45	393,043

(1) For the period January 1, 2017 to May 1, 2017.
(2) For the period May 1, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON GLOBAL RESEARCH FUND		JANUS HENDERSON RESEARCH FUND	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2017	2016	2017	2017	2016
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,676)	$(1,882)	$(166)	$(1,861)	$2,549
Net realized gain (loss) on investments	29,910	39,557	5,372	108,928	166,223
Change in net unrealized appreciation (depreciation) on investments	158,914	(31,833)	2,261	294,035	(161,003)

Increase (decrease) in net assets resulting from operations	186,148	5,842	7,467	401,102	7,769

CONTRACT TRANSACTIONS:
Purchase payments received	4,494	4,133		82,246	84,140
Transfers for contract benefits and terminations	(37,844)	(79,071)	(67,683)	(57,236)	(266,315)
Net transfers	(15,142)	(15,070)	92,245	(69,525)	(153,274)
Contract maintenance charges	(329)	(328)		(502)	(379)
Other, net	(33)	(164)		(8,818)	(15,230)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(48,854)	(90,500)	24,562	(53,835)	(351,058)

Total increase (decrease) in net assets	137,294	(84,658)	32,029	347,267	(343,289)

NET ASSETS:
Beginning of period	757,423	842,081	0	1,611,433	1,954,722

End of period	$894,717	$757,423	$32,029	$1,958,700	$1,611,433

CHANGES IN UNITS OUTSTANDING:
Units issued	1,055	600	9,911	8,301	6,658
Units redeemed	(6,450)	(11,650)	(7,074)	(11,200)	(27,596)

Net increase (decrease)	(5,395)	(11,050)	2,837	(2,899)	(20,938)

(1) For the period May 1, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS TWENTY FUND		JENSEN QUALITY GROWTH FUND		LORD ABBETT VALUE OPPORTUNITIES FUND
	2017	2016	2017	2016	2017	2016
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,137)	$(3,547)	$(2,321)	$(885)	$(10,862)	$(8,450)
Net realized gain (loss) on investments	527,975	248,830	64,074	120,555	237,897	14,795
Change in net unrealized appreciation (depreciation) on investments	(158,877)	(151,792)	118,758	(14,923)	(19,342)	275,725

Increase (decrease) in net assets resulting from operations	360,961	93,491	180,511	104,747	207,693	282,070

CONTRACT TRANSACTIONS:
Purchase payments received	453	2,226	3,025	3,295	175,846	134,209
Transfers for contract benefits and terminations	(90,386)	(554,027)	(95,682)	(240,323)	(151,301)	(258,243)
Net transfers	(3,912,289)	(34,801)	(4,165)	(8,877)	238,330	310,296
Contract maintenance charges	(1,742)	(1,940)	(292)	(340)	(8,122)	(3,669)
Other, net		(2,082)	(441)	(974)	(434)	(362)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,003,964)	(590,624)	(97,555)	(247,219)	254,319	182,231

Total increase (decrease) in net assets	(3,643,003)	(497,133)	82,956	(142,472)	462,012	464,301

NET ASSETS:
Beginning of period	3,643,003	4,140,136	875,244	1,017,716	1,956,365	1,492,064

End of period	$0	$3,643,003	$958,200	$875,244	$2,418,377	$1,956,365

CHANGES IN UNITS OUTSTANDING:
Units issued	26	233	742	1,432	84,722	48,984
Units redeemed	(280,596)	(46,894)	(4,918)	(12,897)	(74,459)	(39,509)

Net increase (decrease)	(280,570)	(46,661)	(4,176)	(11,465)	10,263	9,475

	(1) For the period January 1, 2017 to May 1, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	MAINSTAY EPOCH US SMALL CAP FUND		MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(753)	$(625)	$(729)	$(632)	$(25,800)	$(24,703)
Net realized gain (loss) on investments	7,685	20,300	31,079	3,657	368,360	259,987
Change in net unrealized appreciation (depreciation) on investments	2,049	(7,990)	12,791	(285)	369,964	(377,928)

Increase (decrease) in net assets resulting from operations	8,981	11,685	43,141	2,740	712,524	(142,644)

CONTRACT TRANSACTIONS:
Purchase payments received	738	717	856	6,749	92,516	100,352
Transfers for contract benefits and terminations	(22)	(34,392)	(70,296)	(1,434)	(420,575)	(547,634)
Net transfers	(21)		2,716	7,379	361,178	(335,943)
Contract maintenance charges	(19)	(19)	(26)	(16)	(444)	(472)
Other, net		(32)	45	54	(1,394)	(5,907)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	676	(33,726)	(66,705)	12,732	31,281	(789,604)

Total increase (decrease) in net assets	9,657	(22,041)	(23,564)	15,472	743,805	(932,248)

NET ASSETS:
Beginning of period	63,690	85,731	161,344	145,872	2,895,422	3,827,670

End of period	$73,347	$63,690	$137,780	$161,344	$3,639,227	$2,895,422

CHANGES IN UNITS OUTSTANDING:
Units issued	180	43	399	1,249	34,295	9,559
Units redeemed	(147)	(2,071)	(2,896)	(695)	(35,778)	(55,938)

Net increase (decrease)	33	(2,028)	(2,497)	554	(1,483)	(46,379)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL FUND		PIMCO TOTAL RETURN FUND		PIONEER EQUITY INCOME VCT PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,871)	$(1,469)	$234,289	$474,800	$19,078	$38,507
Net realized gain (loss) on investments	1,520,613	651,621	(857,602)	(560,584)	415,701	189,354
Change in net unrealized appreciation (depreciation) on investments	2,992,578	(795,453)	1,187,904	528,375	(106,417)	311,148

Increase (decrease) in net assets resulting from operations	4,499,320	(145,301)	564,591	442,591	328,362	539,009

CONTRACT TRANSACTIONS:
Purchase payments received	878,639	913,970	1,133,616	1,151,182	144,455	271,368
Transfers for contract benefits and terminations	(1,861,306)	(1,684,192)	(2,400,176)	(3,250,041)	(447,649)	(715,514)
Net transfers	2,117,867	(1,267,464)	(7,022,197)	(2,243,618)	(1,851,555)	1,323,012
Contract maintenance charges	(15,816)	(11,639)	(19,154)	(229,922)	(9,328)	(8,934)
Other, net	(3,265)	(15,673)	1,357	25,552	4,179	(11,627)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,116,119	(2,064,998)	(8,306,554)	(4,546,847)	(2,159,898)	858,305

Total increase (decrease) in net assets	5,615,439	(2,210,299)	(7,741,963)	(4,104,256)	(1,831,536)	1,397,314

NET ASSETS:
Beginning of period	12,333,735	14,544,034	19,022,998	23,127,254	3,663,614	2,266,300

End of period	$17,949,174	$12,333,735	$11,281,035	$19,022,998	$1,832,078	$3,663,614

CHANGES IN UNITS OUTSTANDING:
Units issued	156,950	95,110	175,151	141,482	16,266	119,434
Units redeemed	(111,571)	(187,407)	(564,766)	(368,117)	(88,841)	(83,457)

Net increase (decrease)	45,379	(92,297)	(389,615)	(226,635)	(72,575)	35,977

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM HIGH YIELD FUND		PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		ROYCE TOTAL RETURN FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$133,471	$188,899	$54,209	$41,928	$(2,518)	$20,019
Net realized gain (loss) on investments	(62,588)	(122,216)	82,967	(215,807)	142,925	(10,206)
Change in net unrealized appreciation (depreciation) on investments	101,426	430,663	610,438	113,895	22,272	404,234

Increase (decrease) in net assets resulting from operations	172,309	497,346	747,614	(59,984)	162,679	414,047

CONTRACT TRANSACTIONS:
Purchase payments received	234,804	216,523	227,288	255,889	195,881	128,813
Transfers for contract benefits and terminations	(513,038)	(854,536)	(191,023)	(454,131)	(277,686)	(205,538)
Net transfers	(832,404)	659,455	(492,813)	569,983	(1,308,787)	621,973
Contract maintenance charges	(9,224)	(9,858)	(9,244)	(8,868)	(2,389)	(3,351)
Other, net	8,421	6,757	(3,677)	(1,432)	2,798	(5,584)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,111,441)	18,341	(469,469)	361,441	(1,390,183)	536,313

Total increase (decrease) in net assets	(939,132)	515,687	278,145	301,457	(1,227,504)	950,360

NET ASSETS:
Beginning of period	3,738,714	3,223,027	2,351,920	2,050,463	2,487,206	1,536,846

End of period	$2,799,582	$3,738,714	$2,630,065	$2,351,920	$1,259,702	$2,487,206

CHANGES IN UNITS OUTSTANDING:
Units issued	54,419	103,804	85,764	200,281	21,152	93,125
Units redeemed	(116,747)	(101,838)	(123,763)	(163,025)	(96,241)	(61,765)

Net increase (decrease)	(62,328)	1,966	(37,999)	37,256	(75,089)	31,360

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VICTORY RS SELECT GROWTH FUND		VICTORY RS SMALL CAP GROWTH FUND		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,122)	$(2,066)	$(12,355)	$(10,657)	$(65,953)	$(61,528)
Net realized gain (loss) on investments	47,563	19,387	183,505	124,727	(72,804)	(750,260)
Change in net unrealized appreciation (depreciation) on investments	(6,145)	(2,488)	212,860	(127,103)	1,153,025	1,390,773

Increase (decrease) in net assets resulting from operations	39,296	14,833	384,010	(13,033)	1,014,268	578,985

CONTRACT TRANSACTIONS:
Purchase payments received	4,928	10,518	17,933	22,204	340,380	350,719
Transfers for contract benefits and terminations	(22,988)	(40,337)	(61,365)	(197,837)	(780,680)	(1,297,151)
Net transfers	8,503	(17,034)	(10,507)	(23,057)	(292,446)	(455,243)
Contract maintenance charges	(78)	(85)	(619)	(595)	(1,318)	(1,644)
Other, net	(5,556)	667	42	46	29,115	40,510
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(15,191)	(46,271)	(54,516)	(199,239)	(704,949)	(1,362,809)

Total increase (decrease) in net assets	24,105	(31,438)	329,494	(212,272)	309,319	(783,824)

NET ASSETS:
Beginning of period	266,306	297,744	1,108,375	1,320,647	7,914,878	8,698,702

End of period	$290,411	$266,306	$1,437,869	$1,108,375	$8,224,197	$7,914,878

CHANGES IN UNITS OUTSTANDING:
Units issued	1,259	562	1,871	2,027	39,261	32,371
Units redeemed	(1,897)	(2,584)	(6,072)	(19,660)	(72,976)	(104,562)

Net increase (decrease)	(638)	(2,022)	(4,201)	(17,633)	(33,715)	(72,191)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2017, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$359,834	$522,599
Alger Mid Cap Growth Portfolio	938,964	1,826,130
American Century Investments Equity Income Fund	2,314,245	2,857,718
American Century Investments Income & Growth Fund	25,413	6,719
American Funds The Growth Fund of America	2,790,754	2,501,527
Artisan International Fund	1,467,657	1,482,829
Clearbridge Value Trust	5,260	159,250
Columbia Mid Cap Value Fund	1,353,299	2,153,700
Columbia Variable Portfolio - Asset Allocation Fund	1,203	2,605
Davis New York Venture Fund	714,326	1,149,884
Federated Equity Income Fund, Inc	257,504	372,979
Fidelity VIP Contrafund Portfolio	3,558,852	5,091,896
Fidelity VIP Growth Portfolio	6,810,865	8,249,101
Franklin Small-Mid Cap Growth Fund	4,723	635
Great-West Aggressive Profile Fund	98,868,258	3,778,146
Great-West Aggressive Profile I Fund	7,925,776	93,858,189
Great-West Ariel Mid Cap Value Fund	5,787,539	8,336,849
Great-West Bond Index Fund	4,122,470	2,104,614
Great-West Conservative Profile Fund	40,894,175	2,230,509
Great-West Conservative Profile I Fund	3,595,674	40,008,688
Great-West Government Money Market Fund	5,421,750	11,423,524
Great-West Lifetime 2015 Fund	886,379	1,118,949
Great-West Lifetime 2025 Fund	1,347,184	993,696
Great-West Lifetime 2035 Fund	1,647,919	598,028
Great-West Lifetime 2045 Fund	992,423	321,146
Great-West Lifetime 2055 Fund	610,857	280,786
Great-West Loomis Sayles Bond Fund	3,222,044	5,623,577
Great-West Loomis Sayles Small Cap Value Fund	1,558,820	1,747,896
Great-West MFS International Value Fund	1,957,741	6,472,867
Great-West Moderate Profile Fund	155,328,533	5,331,573
Great-West Moderate Profile I Fund	8,303,028	156,099,487
Great-West Moderately Aggressive Profile Fund	159,581,116	4,761,695
Great-West Moderately Aggressive Profile I Fund	10,219,229	158,950,158
Great-West Moderately Conservative Profile Fund	40,433,405	2,036,751
Great-West Moderately Conservative Profile I Fund	2,235,462	41,802,077
Great-West S&P 500® Index Fund	193,279,921	12,972,407
Great-West S&P Small Cap 600® Index Fund	4,500,218	4,739,101
Great-West Stock Index Fund	12,628,548	198,179,633
Great-West T. Rowe Price Equity Income Fund	3,736,609	6,880,283
Great-West T. Rowe Price Mid Cap Growth Fund	9,952,314	9,085,420
Great-West U.S. Government Securities Fund	961,964	2,936,711
Invesco American Franchise Fund	65,727	183,114
Invesco American Value Fund	449,122	607,483
Invesco Comstock Fund	413,990	1,449,540
Invesco Mid Cap Growth Fund	116,291	177,541
Invesco Small Cap Growth Fund	206,804	324,531

Investment Division	Purchases	Sales
Janus Fund	$5,673	$101,652
Janus Henderson Forty Fund	4,591,119	309,406
Janus Henderson Global Research Fund	14,607	66,127
Janus Henderson Research Fund	100,653	74,860
Janus Henderson VIT Global Research Portfolio	186,149	241,819
Janus Twenty Fund	100,473	4,018,222
Jensen Quality Growth Fund	30,237	108,203
Lord Abbett Value Opportunities Fund	1,790,765	1,414,815
Mainstay Epoch US Small Cap Fund	9,110	3,410
MFS Growth Fund	7,825	71,704
Oppenheimer Capital Appreciation Fund	836,192	525,820
Oppenheimer Global Fund	3,922,548	1,919,606
Pimco Total Return Fund	1,613,658	9,685,955
Pioneer Equity Income VCT Portfolio	345,319	2,269,091
Putnam High Yield Fund	668,409	1,646,360
Putnam International Capital Opportunities Fund	589,612	1,004,835
Royce Total Return Fund	336,906	1,583,469
Victory RS Select Growth Fund	69,706	49,854
Victory RS Small Cap Growth Fund	148,732	87,162
Virtus Silvant Small-Cap Growth Stock Fund	1,460,474	1,269,422

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant’s account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more that $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

ALGER BALANCED PORTFOLIO
2017	84	$19.97	to	$25.10	$1,831	2.95%	0.00%	to	1.25%	14.02%	to	15.44%
2016	95	$17.52	to	$21.74	$1,799	1.81%	0.00%	to	1.25%	7.16%	to	8.51%
2015	96	$16.35	to	$20.04	$1,682	1.98%	0.00%	to	1.25%	0.21%	to	1.46%
2014	107	$16.31	to	$19.75	$1,844	2.02%	0.00%	to	1.25%	8.08%	to	9.42%
2013	108	$15.09	to	$18.05	$1,684	1.17%	0.00%	to	1.25%	13.80%	to	15.34%
ALGER MID CAP GROWTH PORTFOLIO
2017	425	$28.32	to	$35.59	$12,395	0.00%	0.00%	to	1.25%	28.18%	to	29.79%
2016	468	$22.09	to	$27.42	$10,615	0.00%	0.00%	to	1.25%	(0.28)%	to	0.97%
2015	534	$22.15	to	$27.16	$12,220	0.00%	0.00%	to	1.25%	(2.79)%	to	(1.56)%
2014	565	$22.79	to	$27.59	$13,436	0.00%	0.00%	to	1.25%	6.69%	to	8.03%
2013	632	$21.36	to	$25.54	$14,083	0.32%	0.00%	to	1.25%	34.17%	to	35.85%
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2017	331	$37.86	to	$47.13	$12,537	1.79%	0.00%	to	1.25%	11.93%	to	13.33%
2016	384	$33.83	to	$41.58	$12,844	1.97%	0.00%	to	1.25%	18.01%	to	19.49%
2015	436	$28.66	to	$34.80	$12,792	2.42%	0.00%	to	1.25%	(0.65)%	to	0.60%
2014	423	$28.85	to	$34.59	$12,262	2.42%	0.00%	to	1.25%	11.09%	to	12.45%
2013	486	$25.97	to	$30.76	$12,656	2.33%	0.00%	to	1.25%	17.94%	to	19.46%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2017	13	$22.54	to	$22.54	$292	2.42%	0.75%	to	0.75%	19.73%	to	19.73%
2016	13	$18.83	to	$18.83	$249	2.57%	0.75%	to	0.75%	12.72%	to	12.72%
2015	8	$16.70	to	$16.70	$128	2.15%	0.75%	to	0.75%	(6.37)%	to	(6.37)%
2014	8	$17.84	to	$17.84	$150	2.10%	0.75%	to	0.75%	11.71%	to	11.71%
2013	9	$15.97	to	$15.97	$146	2.27%	0.75%	to	0.75%	34.65%	to	34.65%
AMERICAN FUNDS THE GROWTH FUND OF AMERICA (Effective date 08/10/2006)
2017	640	$22.69	to	$26.16	$15,414	0.15%	0.00%	to	1.25%	24.16%	to	25.71%
2016	663	$18.27	to	$20.81	$12,819	0.25%	0.00%	to	1.25%	6.78%	to	8.12%
2015	689	$17.11	to	$19.25	$12,409	0.22%	0.00%	to	1.25%	3.73%	to	5.03%
2014	883	$16.50	to	$18.32	$15,348	0.03%	0.00%	to	1.25%	7.63%	to	8.92%
2013	837	$15.33	to	$16.82	$13,393	0.03%	0.00%	to	1.25%	31.70%	to	33.39%
ARTISAN INTERNATIONAL FUND
2017	800	$16.02	to	$19.95	$14,864	0.74%	0.00%	to	1.25%	29.40%	to	31.02%
2016	808	$12.38	to	$15.23	$11,489	1.03%	0.00%	to	1.25%	(10.78)%	to	(9.66)%
2015	998	$13.88	to	$16.86	$15,911	0.38%	0.00%	to	1.25%	(5.05)%	to	(3.86)%
2014	1,238	$14.61	to	$17.53	$20,662	0.76%	0.00%	to	1.25%	(2.21)%	to	(0.96)%
2013	1,258	$14.94	to	$17.70	$21,115	0.95%	0.00%	to	1.25%	23.57%	to	25.18%
CLEARBRIDGE VALUE TRUST
2017	78	$18.08	to	$21.98	$1,409	0.30%	0.00%	to	1.25%	13.07%	to	14.48%
2016	87	$15.99	to	$19.20	$1,378	0.60%	0.00%	to	1.25%	11.01%	to	12.41%
2015	97	$14.40	to	$17.08	$1,396	0.16%	0.00%	to	1.25%	(4.90)%	to	(3.70)%
2014	105	$15.14	to	$17.74	$1,582	0.00%	0.00%	to	1.25%	12.15%	to	13.65%
2013	124	$13.50	to	$15.61	$1,682	0.78%	0.00%	to	1.25%	36.36%	to	38.14%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

COLUMBIA MID CAP VALUE FUND (Effective date 05/27/2008)
2017	197	$17.70	to	$19.95	$3,769	0.69%	0.00%	to	1.25%	11.62%	to	13.02%
2016	275	$15.85	to	$17.65	$4,739	0.51%	0.00%	to	1.25%	12.31%	to	13.72%
2015	314	$14.12	to	$15.52	$4,767	0.03%	0.00%	to	1.25%	(6.60)%	to	(5.43)%
2014	555	$15.11	to	$16.41	$8,966	0.44%	0.00%	to	1.25%	10.29%	to	11.71%
2013	181	$13.70	to	$14.69	$2,592	0.15%	0.00%	to	1.25%	33.14%	to	34.77%
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2017	3	$25.85	to	$32.05	$74	1.64%	0.00%	to	0.75%	14.76%	to	15.63%
2016	3	$22.52	to	$27.71	$67	2.25%	0.00%	to	0.75%	4.57%	to	5.36%
2015	3	$21.54	to	$26.30	$68	2.00%	0.00%	to	0.75%	0.31%	to	1.06%
2014	5	$21.47	to	$26.03	$106	2.50%	0.00%	to	0.75%	9.21%	to	10.06%
2013	5	$19.66	to	$23.65	$102	2.41%	0.00%	to	0.75%	17.30%	to	18.19%
DAVIS NEW YORK VENTURE FUND (Effective date 08/10/2006)
2017	234	$18.93	to	$21.83	$4,740	0.05%	0.00%	to	1.25%	20.29%	to	21.80%
2016	276	$15.74	to	$17.92	$4,657	0.51%	0.00%	to	1.25%	10.56%	to	11.94%
2015	266	$14.24	to	$16.01	$4,022	0.49%	0.00%	to	1.25%	1.37%	to	2.65%
2014	276	$14.04	to	$15.60	$4,076	0.16%	0.00%	to	1.25%	4.85%	to	6.27%
2013	316	$13.39	to	$14.68	$4,421	0.21%	0.00%	to	1.25%	32.57%	to	34.19%
FEDERATED EQUITY INCOME FUND, INC
2017	157	$18.76	to	$22.81	$3,146	2.07%	0.00%	to	1.25%	14.62%	to	16.06%
2016	171	$16.37	to	$19.65	$2,977	2.31%	0.00%	to	1.25%	8.14%	to	9.49%
2015	204	$15.14	to	$17.95	$3,281	1.91%	0.00%	to	1.25%	(6.61)%	to	(5.43)%
2014	265	$16.21	to	$18.98	$4,592	1.72%	0.00%	to	1.25%	6.64%	to	7.96%
2013	385	$15.20	to	$17.58	$6,356	1.64%	0.00%	to	1.25%	28.49%	to	30.13%
FIDELITY VIP CONTRAFUND PORTFOLIO
2017	1,163	$39.19	to	$49.78	$46,298	0.99%	0.00%	to	1.25%	20.37%	to	21.88%
2016	1,263	$32.56	to	$40.84	$41,920	0.79%	0.00%	to	1.25%	6.67%	to	8.00%
2015	1,421	$30.53	to	$37.82	$44,433	1.02%	0.00%	to	1.25%	(0.58)%	to	0.67%
2014	1,468	$30.70	to	$37.56	$46,074	0.96%	0.00%	to	1.25%	10.55%	to	11.92%
2013	1,542	$27.77	to	$33.56	$44,017	1.05%	0.00%	to	1.25%	29.65%	to	31.30%
FIDELITY VIP GROWTH PORTFOLIO
2017	1,517	$57.41	to	$36.22	$71,883	0.22%	0.00%	to	1.25%	33.46%	to	35.13%
2016	1,636	$43.02	to	$26.80	$58,480	0.04%	0.00%	to	1.25%	(0.45)%	to	0.80%
2015	1,907	$43.21	to	$26.59	$67,611	0.25%	0.00%	to	1.25%	5.84%	to	7.17%
2014	2,137	$40.83	to	$24.81	$71,331	0.18%	0.00%	to	1.25%	9.94%	to	11.31%
2013	2,308	$37.14	to	$22.29	$70,279	0.28%	0.00%	to	1.25%	34.61%	to	36.33%
FRANKLIN SMALL-MID CAP GROWTH FUND
2017	3	$17.84	to	$17.84	$58	0.00%	0.75%	to	0.75%	20.62%	to	20.62%
2016	3	$14.79	to	$14.79	$49	0.00%	0.75%	to	0.75%	3.55%	to	3.55%
2015	3	$14.28	to	$14.28	$47	0.00%	0.75%	to	0.75%	(2.71)%	to	(2.71)%
2014	3	$14.68	to	$14.68	$49	0.00%	0.75%	to	0.75%	6.76%	to	6.76%
2013	4	$13.75	to	$13.75	$49	0.00%	0.75%	to	0.75%	37.50%	to	37.50%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

GREAT-WEST AGGRESSIVE PROFILE FUND (Effective date 07/14/2017)
2017	8,791	$10.77	to	$10.83	$95,132	3.30%	0.00%	to	1.25%	7.68%	to	8.31%
GREAT-WEST ARIEL MID CAP VALUE FUND
2017	749	$87.34	to	$63.23	$54,038	2.30%	0.00%	to	1.25%	13.59%	to	15.01%
2016	859	$76.89	to	$54.98	$54,210	1.44%	0.00%	to	1.25%	11.65%	to	13.05%
2015	1,044	$68.87	to	$48.63	$58,335	1.36%	0.00%	to	1.25%	(7.27)%	to	(6.10)%
2014	1,108	$74.26	to	$51.79	$66,912	1.78%	0.00%	to	1.25%	6.45%	to	7.81%
2013	1,284	$69.76	to	$48.04	$71,931	2.62%	0.00%	to	1.25%	45.73%	to	47.54%
GREAT-WEST BOND INDEX FUND
2017	928	$18.34	to	$23.05	$18,123	1.04%	0.00%	to	1.25%	1.78%	to	3.06%
2016	824	$18.02	to	$22.37	$15,775	0.96%	0.00%	to	1.25%	0.68%	to	1.94%
2015	864	$17.90	to	$21.94	$16,383	1.59%	0.00%	to	1.25%	(1.01)%	to	0.23%
2014	1,040	$18.08	to	$21.89	$20,019	2.13%	0.00%	to	1.25%	4.45%	to	5.75%
2013	1,036	$17.31	to	$20.70	$19,339	1.82%	0.00%	to	1.25%	(3.73)%	to	(2.50)%
GREAT-WEST CONSERVATIVE PROFILE FUND (Effective date 07/14/2017)
2017	3,752	$10.20	to	$10.26	$38,463	1.86%	0.00%	to	1.25%	2.04%	to	2.62%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2017	2,478	$20.52	to	$14.07	$40,144	0.40%	0.00%	to	1.25%	(0.84)%	to	0.41%
2016	2,831	$20.70	to	$14.02	$46,147	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
2015	2,810	$20.96	to	$14.02	$45,827	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
2014	3,094	$21.22	to	$14.02	$50,825	0.00%	0.00%	to	1.25%	(1.26)%	to	0.00%
2013	3,269	$21.49	to	$14.02	$55,275	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
GREAT-WEST LIFETIME 2015 FUND (Effective date 05/05/2009)
2017	259	$18.95	to	$21.11	$5,168	3.02%	0.00%	to	1.25%	9.75%	to	11.12%
2016	282	$17.26	to	$18.99	$5,085	1.92%	0.00%	to	1.25%	5.91%	to	7.24%
GREAT-WEST LIFETIME 2025 FUND (Effective date 05/08/2009)
2017	255	$21.55	to	$24.01	$5,793	3.81%	0.00%	to	1.25%	12.73%	to	14.14%
2016	251	$19.12	to	$21.04	$5,019	1.93%	0.00%	to	1.25%	6.80%	to	8.13%
GREAT-WEST LIFETIME 2035 FUND (Effective date 05/08/2009)
2017	267	$23.73	to	$26.44	$6,799	4.47%	0.00%	to	1.25%	16.90%	to	18.36%
2016	238	$20.30	to	$22.34	$5,135	1.81%	0.00%	to	1.25%	7.69%	to	9.04%
GREAT-WEST LIFETIME 2045 FUND (Effective date 05/08/2009)
2017	158	$24.03	to	$26.77	$4,014	4.57%	0.00%	to	1.25%	18.94%	to	20.43%
2016	139	$20.20	to	$22.23	$2,952	1.71%	0.00%	to	1.25%	8.17%	to	9.52%
GREAT-WEST LIFETIME 2055 FUND (Effective date 05/08/2009)
2017	87	$23.78	to	$26.49	$2,214	1.75%	0.00%	to	1.25%	19.31%	to	20.80%
2016	77	$19.93	to	$21.93	$1,641	1.70%	0.00%	to	1.25%	8.09%	to	9.45%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

GREAT-WEST LOOMIS SAYLES BOND FUND
2017	1,020	$50.00	to	$42.31	$42,096	1.71%	0.00%	to	1.25%	4.95%	to	6.27%
2016	1,090	$47.64	to	$39.82	$42,643	2.35%	0.00%	to	1.25%	10.00%	to	11.38%
2015	1,126	$43.31	to	$35.75	$40,021	2.36%	0.00%	to	1.25%	(7.71)%	to	(6.55)%
2014	1,224	$46.93	to	$38.25	$46,642	3.67%	0.00%	to	1.25%	2.18%	to	3.43%
2013	1,302	$45.93	to	$36.98	$49,030	3.43%	0.00%	to	1.25%	6.69%	to	8.07%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2017	196	$44.43	to	$55.88	$8,996	0.07%	0.00%	to	1.25%	8.38%	to	9.74%
2016	212	$41.00	to	$50.93	$8,973	0.08%	0.00%	to	1.25%	24.27%	to	25.82%
2015	252	$32.99	to	$40.47	$8,673	0.23%	0.00%	to	1.25%	(4.66)%	to	(3.47)%
2014	271	$34.61	to	$41.93	$9,527	0.90%	0.00%	to	1.25%	3.56%	to	4.88%
2013	320	$33.42	to	$39.98	$10,978	0.61%	0.00%	to	1.25%	33.20%	to	34.89%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
2017	1,055	$36.12	to	$31.77	$33,419	0.99%	0.00%	to	1.25%	24.90%	to	26.46%
2016	1,245	$28.92	to	$25.12	$31,578	0.60%	0.00%	to	1.25%	2.60%	to	3.88%
2015	1,412	$28.19	to	$24.18	$35,039	0.82%	0.00%	to	1.25%	5.13%	to	6.45%
2014	1,194	$26.81	to	$22.71	$28,558	0.87%	0.00%	to	1.25%	(0.26)%	to	0.98%
2013	1,417	$26.88	to	$22.49	$33,927	2.35%	0.00%	to	1.25%	26.38%	to	28.00%
GREAT-WEST MODERATE PROFILE FUND (Effective date 07/14/2017)
2017	14,137	$10.45	to	$10.51	$148,438	1.96%	0.00%	to	1.25%	4.51%	to	5.12%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND (Effective date 07/14/2017)
2017	14,635	$10.55	to	$10.61	$155,154	3.50%	0.00%	to	1.25%	5.50%	to	6.11%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND (Effective date 07/14/2017)
2017	3,700	$10.33	to	$10.39	$38,416	2.55%	0.00%	to	1.25%	3.31%	to	3.90%
GREAT-WEST S&P 500® INDEX FUND (Effective date 07/14/2017)
2017	17,715	$10.88	to	$10.95	$193,265	0.42%	0.00%	to	1.25%	8.84%	to	9.47%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2017	531	$71.44	to	$54.96	$32,791	1.57%	0.00%	to	1.25%	11.35%	to	12.75%
2016	577	$64.16	to	$48.75	$32,236	1.08%	0.00%	to	1.25%	24.18%	to	25.74%
2015	415	$51.67	to	$38.77	$18,366	1.10%	0.00%	to	1.25%	(3.75)%	to	(2.54)%
2014	455	$53.68	to	$39.78	$20,294	1.21%	0.00%	to	1.25%	3.89%	to	5.21%
2013	448	$51.67	to	$37.81	$19,423	1.25%	0.00%	to	1.25%	38.86%	to	40.56%
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
2017	1,157	$60.42	to	$37.19	$53,841	0.86%	0.00%	to	1.25%	14.78%	to	16.22%
2016	1,261	$52.64	to	$32.00	$51,836	0.65%	0.00%	to	1.25%	17.28%	to	18.75%
2015	1,413	$44.89	to	$26.95	$49,592	1.24%	0.00%	to	1.25%	(8.05)%	to	(6.89)%
2014	1,538	$48.81	to	$28.94	$59,001	1.84%	0.00%	to	1.25%	6.04%	to	7.38%
2013	1,760	$46.03	to	$26.95	$64,657	1.97%	0.00%	to	1.25%	28.40%	to	30.00%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2017	1,315	$62.55	to	$78.25	$94,132	0.32%	0.00%	to	1.25%	22.89%	to	24.43%
2016	1,380	$50.90	to	$62.89	$79,352	0.05%	0.00%	to	1.25%	4.87%	to	6.18%
2015	1,504	$48.54	to	$59.23	$81,601	0.02%	0.00%	to	1.25%	5.19%	to	6.52%
2014	1,500	$46.14	to	$55.60	$76,414	0.77%	0.00%	to	1.25%	11.37%	to	12.78%
2013	1,582	$41.43	to	$49.30	$71,483	0.05%	0.00%	to	1.25%	34.69%	to	36.34%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2017	912	$24.95	to	$23.06	$21,557	1.34%	0.00%	to	1.25%	0.95%	to	2.21%
2016	1,003	$24.72	to	$22.56	$23,335	1.72%	0.00%	to	1.25%	(0.03)%	to	1.23%
2015	1,029	$24.72	to	$22.29	$24,225	2.03%	0.00%	to	1.25%	(0.46)%	to	0.80%
2014	1,179	$24.84	to	$22.11	$27,622	2.44%	0.00%	to	1.25%	4.15%	to	5.44%
2013	1,326	$23.85	to	$20.97	$29,686	2.18%	0.00%	to	1.25%	(3.25)%	to	(2.01)%
INVESCO AMERICAN FRANCHISE FUND
2017	56	$12.85	to	$15.99	$767	0.00%	0.00%	to	1.25%	25.53%	to	27.11%
2016	68	$10.24	to	$12.58	$737	0.00%	0.00%	to	1.25%	0.75%	to	2.01%
2015	83	$10.16	to	$12.34	$890	0.00%	0.00%	to	1.25%	3.63%	to	4.93%
2014	85	$9.80	to	$11.76	$884	0.00%	0.00%	to	1.25%	6.99%	to	8.39%
2013	78	$9.16	to	$10.85	$745	0.12%	0.00%	to	1.25%	37.95%	to	39.64%
INVESCO AMERICAN VALUE FUND (Effective date 05/27/2008)
2017	49	$18.19	to	$20.51	$960	0.18%	0.00%	to	1.25%	7.83%	to	9.17%
2016	63	$16.87	to	$18.79	$1,133	0.00%	0.00%	to	1.25%	13.99%	to	15.43%
2015	225	$14.80	to	$16.28	$3,574	0.00%	0.00%	to	1.25%	(10.33)%	to	(9.20)%
2014	223	$16.51	to	$17.92	$3,912	0.00%	0.00%	to	1.25%	7.84%	to	9.14%
2013	238	$15.31	to	$16.42	$3,836	0.21%	0.00%	to	1.25%	32.10%	to	33.71%
INVESCO COMSTOCK FUND (Effective date 08/10/2006)
2017	131	$19.90	to	$22.94	$2,800	1.27%	0.00%	to	1.25%	16.07%	to	17.52%
2016	187	$17.14	to	$19.52	$3,470	1.86%	0.00%	to	1.25%	16.08%	to	17.54%
2015	292	$14.77	to	$16.61	$4,681	1.05%	0.00%	to	1.25%	(7.35)%	to	(6.18)%
2014	412	$15.94	to	$17.70	$7,065	1.47%	0.00%	to	1.25%	7.48%	to	8.86%
2013	323	$14.83	to	$16.26	$5,056	1.12%	0.00%	to	1.25%	33.24%	to	34.94%
INVESCO MID CAP GROWTH FUND
2017	82	$12.76	to	$15.90	$1,093	0.00%	0.00%	to	1.25%	20.70%	to	22.22%
2016	93	$10.57	to	$13.01	$1,030	0.00%	0.00%	to	1.25%	(0.78)%	to	0.46%
2015	103	$10.66	to	$12.95	$1,142	0.00%	0.00%	to	1.25%	(0.04)%	to	1.22%
2014	115	$10.66	to	$12.79	$1,284	0.00%	0.00%	to	1.25%	6.60%	to	7.93%
2013	152	$10.00	to	$11.85	$1,611	0.28%	0.00%	to	1.25%	35.87%	to	37.47%
INVESCO SMALL CAP GROWTH FUND (Effective date 05/15/2002)
2017	41	$31.50	to	$38.29	$1,444	0.00%	0.00%	to	1.25%	23.36%	to	24.91%
2016	48	$25.54	to	$30.66	$1,373	0.00%	0.00%	to	1.25%	9.93%	to	11.30%
2015	57	$23.23	to	$27.54	$1,439	0.00%	0.00%	to	1.25%	(3.06)%	to	(1.84)%
2014	55	$23.96	to	$28.06	$1,400	0.00%	0.00%	to	1.25%	6.30%	to	7.67%
2013	56	$22.54	to	$26.06	$1,345	0.06%	0.00%	to	1.25%	38.20%	to	39.88%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

JANUS HENDERSON FORTY FUND (Effective date 04/28/2017)
2017	393	$11.21	to	$11.30	$4,411	0.80%	0.00%	to	1.25%	12.07%	to	13.01%
JANUS HENDERSON GLOBAL RESEARCH FUND
2017	81	$10.23	to	$12.75	$895	0.64%	0.00%	to	1.25%	25.19%	to	26.75%
2016	86	$8.18	to	$10.06	$757	0.74%	0.00%	to	1.25%	0.64%	to	1.90%
2015	97	$8.12	to	$9.87	$842	0.65%	0.00%	to	1.25%	(3.52)%	to	(2.30)%
2014	116	$8.42	to	$10.10	$1,029	0.91%	0.00%	to	1.25%	5.91%	to	7.22%
2013	131	$7.95	to	$9.42	$1,087	0.47%	0.00%	to	1.25%	25.99%	to	27.47%
JANUS HENDERSON RESEARCH FUND (Effective date 04/28/2017)
2017	3	$11.29	to	$11.35	$32	0.24%	0.00%	to	0.75%	12.91%	to	13.48%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2017	83	$24.02	to	$31.03	$1,959	0.82%	0.00%	to	0.95%	25.83%	to	27.03%
2016	86	$19.09	to	$24.43	$1,611	1.07%	0.00%	to	0.95%	1.11%	to	2.06%
2015	107	$18.88	to	$23.94	$1,955	0.67%	0.00%	to	0.95%	(3.21)%	to	(2.29)%
2014	107	$19.51	to	$24.49	$2,015	1.09%	0.00%	to	0.95%	6.44%	to	7.46%
2013	104	$18.33	to	$22.79	$1,842	1.22%	0.00%	to	0.95%	27.20%	to	28.47%
JENSEN QUALITY GROWTH FUND
2017	36	$25.06	to	$29.64	$958	0.61%	0.00%	to	1.25%	21.25%	to	22.77%
2016	41	$20.67	to	$24.15	$875	0.76%	0.00%	to	1.25%	10.23%	to	11.62%
2015	52	$18.75	to	$21.63	$1,018	0.79%	0.00%	to	1.25%	(0.08)%	to	1.18%
2014	61	$18.77	to	$21.38	$1,183	0.67%	0.00%	to	1.25%	9.96%	to	11.35%
2013	67	$17.07	to	$19.20	$1,183	0.63%	0.00%	to	1.25%	30.21%	to	31.78%
LORD ABBETT VALUE OPPORTUNITIES FUND (Effective date 07/31/2009)
2017	92	$24.78	to	$27.52	$2,418	0.00%	0.00%	to	1.25%	8.79%	to	10.15%
2016	81	$22.78	to	$24.99	$1,956	0.00%	0.00%	to	1.25%	14.95%	to	16.40%
2015	72	$19.81	to	$21.47	$1,492	0.00%	0.00%	to	1.25%	(4.09)%	to	(2.88)%
2014	68	$20.66	to	$22.10	$1,461	0.00%	0.00%	to	1.25%	7.77%	to	9.08%
2013	51	$19.17	to	$20.26	$1,014	0.00%	0.00%	to	1.25%	34.43%	to	36.16%
MAINSTAY EPOCH US SMALL CAP FUND (Effective date 08/10/2006)
2017	4	$19.15	to	$22.07	$73	0.00%	0.00%	to	1.25%	13.90%	to	15.33%
2016	4	$16.81	to	$19.14	$64	0.38%	0.00%	to	1.25%	14.29%	to	15.73%
2015	6	$14.71	to	$16.54	$86	0.10%	0.00%	to	1.25%	(5.31)%	to	(4.13)%
2014	6	$15.53	to	$17.25	$93	0.00%	0.00%	to	1.25%	4.79%	to	6.09%
2013	9	$14.82	to	$16.26	$131	0.00%	0.00%	to	1.25%	35.71%	to	37.45%
MFS GROWTH FUND
2017	5	$24.04	to	$29.23	$138	0.00%	0.00%	to	1.25%	28.93%	to	30.54%
2016	8	$18.65	to	$22.39	$161	0.00%	0.00%	to	1.25%	0.95%	to	2.22%
2015	7	$18.47	to	$21.90	$146	0.00%	0.00%	to	1.25%	5.78%	to	7.11%
2014	10	$17.46	to	$20.45	$200	0.00%	0.00%	to	1.25%	7.18%	to	8.55%
2013	12	$16.29	to	$18.84	$217	0.00%	0.00%	to	1.25%	34.52%	to	36.23%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

OPPENHEIMER CAPITAL APPRECIATION FUND
2017	164	$20.68	to	$25.16	$3,639	0.01%	0.00%	to	1.25%	24.96%	to	26.53%
2016	166	$16.55	to	$19.88	$2,895	0.07%	0.00%	to	1.25%	(3.55)%	to	(2.34)%
2015	212	$17.16	to	$20.36	$3,828	0.00%	0.00%	to	1.25%	1.93%	to	3.21%
2014	214	$16.83	to	$19.72	$3,786	0.00%	0.00%	to	1.25%	13.64%	to	15.05%
2013	215	$14.81	to	$17.14	$3,346	0.04%	0.00%	to	1.25%	27.67%	to	29.26%
OPPENHEIMER GLOBAL FUND
2017	609	$27.79	to	$32.87	$17,949	0.61%	0.00%	to	1.25%	34.56%	to	36.24%
2016	564	$20.65	to	$24.13	$12,334	0.66%	0.00%	to	1.25%	(1.08)%	to	0.16%
2015	656	$20.88	to	$24.09	$14,544	0.61%	0.00%	to	1.25%	2.60%	to	3.89%
2014	752	$20.35	to	$23.19	$16,106	0.72%	0.00%	to	1.25%	0.79%	to	2.07%
2013	1,024	$20.19	to	$22.72	$21,711	0.75%	0.00%	to	1.25%	25.25%	to	26.79%
PIMCO TOTAL RETURN FUND
2017	580	$18.35	to	$22.31	$11,281	2.42%	0.00%	to	1.25%	3.57%	to	4.87%
2016	970	$17.72	to	$21.27	$19,023	2.72%	0.00%	to	1.25%	1.08%	to	2.34%
2015	1,196	$17.53	to	$20.78	$23,127	2.64%	0.00%	to	1.25%	(0.77)%	to	0.48%
2014	1,288	$17.67	to	$20.68	$24,915	3.71%	0.00%	to	1.25%	3.15%	to	4.39%
2013	1,430	$17.13	to	$19.81	$26,517	2.17%	0.00%	to	1.25%	(3.38)%	to	(2.17)%
PIONEER EQUITY INCOME VCT PORTFOLIO
2017	59	$28.04	to	$35.30	$1,832	1.35%	0.00%	to	1.25%	13.75%	to	15.18%
2016	132	$24.65	to	$30.65	$3,664	1.85%	0.00%	to	1.25%	18.05%	to	19.53%
2015	96	$20.88	to	$25.64	$2,266	1.90%	0.00%	to	1.25%	(1.02)%	to	0.22%
2014	85	$21.10	to	$25.58	$1,916	2.79%	0.00%	to	1.25%	11.40%	to	12.74%
2013	70	$18.94	to	$22.69	$1,405	2.29%	0.00%	to	1.25%	27.20%	to	28.85%
PUTNAM HIGH YIELD FUND (Effective date 05/27/2008)
2017	160	$16.35	to	$18.43	$2,800	4.99%	0.00%	to	1.25%	5.06%	to	6.38%
2016	223	$15.56	to	$17.32	$3,739	5.55%	0.00%	to	1.25%	13.58%	to	15.00%
2015	221	$13.70	to	$15.06	$3,223	5.29%	0.00%	to	1.25%	(6.80)%	to	(5.62)%
2014	248	$14.70	to	$15.96	$3,847	5.01%	0.00%	to	1.25%	0.48%	to	1.72%
2013	154	$14.63	to	$15.69	$2,342	5.73%	0.00%	to	1.25%	5.10%	to	6.45%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND (Effective date 05/27/2008)
2017	211	$11.66	to	$13.14	$2,630	2.52%	0.00%	to	1.25%	32.52%	to	34.18%
2016	249	$8.80	to	$9.79	$2,352	1.98%	0.00%	to	1.25%	(4.32)%	to	(3.12)%
2015	211	$9.19	to	$10.11	$2,050	0.98%	0.00%	to	1.25%	0.75%	to	2.02%
2014	374	$9.12	to	$9.91	$3,606	1.55%	0.00%	to	1.25%	(14.77)%	to	(13.60)%
2013	384	$10.70	to	$11.47	$4,314	0.83%	0.00%	to	1.25%	22.01%	to	23.47%
ROYCE TOTAL RETURN FUND (Effective date 05/27/2008)
2017	65	$18.47	to	$20.82	$1,260	0.37%	0.00%	to	1.25%	11.90%	to	13.30%
2016	140	$16.50	to	$18.37	$2,487	1.45%	0.00%	to	1.25%	23.85%	to	25.41%
2015	108	$13.32	to	$14.65	$1,537	0.56%	0.00%	to	1.25%	(8.69)%	to	(7.54)%
2014	127	$14.59	to	$15.84	$1,953	0.87%	0.00%	to	1.25%	(0.27)%	to	0.96%
2013	301	$14.63	to	$15.69	$4,649	0.41%	0.00%	to	1.25%	30.63%	to	32.18%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

VICTORY RS SELECT GROWTH FUND
2017	10	$27.21	to	$32.19	$290	0.00%	0.00%	to	1.25%	15.65%	to	17.10%
2016	11	$23.53	to	$27.49	$266	0.00%	0.00%	to	1.25%	5.53%	to	6.85%
2015	13	$22.30	to	$25.73	$298	0.00%	0.00%	to	1.25%	(1.61)%	to	(0.38)%
2014	15	$22.66	to	$25.83	$337	0.00%	0.00%	to	1.25%	(0.13)%	to	1.18%
2013	18	$22.69	to	$25.53	$414	0.00%	0.00%	to	1.25%	36.11%	to	37.78%
VICTORY RS SMALL CAP GROWTH FUND
2017	88	$14.57	to	$18.14	$1,438	0.00%	0.00%	to	1.25%	35.16%	to	36.86%
2016	92	$10.78	to	$13.25	$1,108	0.00%	0.00%	to	1.25%	(0.37)%	to	0.88%
2015	110	$10.82	to	$13.14	$1,321	0.00%	0.00%	to	1.25%	(1.15)%	to	0.09%
2014	115	$10.94	to	$13.13	$1,297	0.79%	0.00%	to	1.25%	8.00%	to	9.42%
2013	144	$10.13	to	$12.00	$1,505	1.33%	0.00%	to	1.25%	47.24%	to	49.25%
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
2017	366	$21.69	to	$25.41	$8,224	0.00%	0.00%	to	1.25%	13.15%	to	14.57%
2016	400	$19.17	to	$22.18	$7,915	0.00%	0.00%	to	1.25%	7.83%	to	9.17%
2015	472	$17.78	to	$20.31	$8,699	0.00%	0.00%	to	1.25%	(4.38)%	to	(3.18)%
2014	560	$18.59	to	$20.98	$10,804	0.00%	0.00%	to	1.25%	(5.44)%	to	(4.24)%
2013	673	$19.66	to	$21.91	$13,762	0.00%	0.00%	to	1.25%	42.77%	to	44.62%

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of FutureFunds Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2017, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2017, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 9, 2018

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER BALANCED PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN FUNDS THE GROWTH FUND OF AMERICA	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ARTISAN INTERNATIONAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
CLEARBRIDGE VALUE TRUST	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DAVIS NEW YORK VENTURE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED EQUITY INCOME FUND, INC	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FRANKLIN SMALL-MID CAP GROWTH	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

FUND			December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST BOND INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST LIFETIME 2015 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2015 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2025 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2025 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2035 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

GREAT-WEST LIFETIME 2035 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2045 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2045 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2055 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2055 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LOOMIS SAYLES BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MFS INTERNATIONAL VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MODERATE PROFILE FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST S&P 500® INDEX FUND	December 31, 2017	For the period July 17, 2017 to December 31, 2017	For the period July 17, 2017 to December 31, 2017

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST SMALL CAP GROWTH FUND	N/A	N/A	For the period January 1, 2016 to March 10, 2016
GREAT-WEST STOCK INDEX FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO AMERICAN FRANCHISE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO AMERICAN VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO COMSTOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO MID CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO SMALL CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS FUND	N/A	For the period January 1, 2017 to May 1, 2017	For the period January 1, 2017 to May 1, 2017 and the year ended December 31, 2016
JANUS HENDERSON FORTY FUND	December 31, 2017	For the period May 1, 2017 to December 31, 2017	For the period May 1, 2017 to December 31, 2017
JANUS HENDERSON GLOBAL RESEARCH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

JANUS HENDERSON RESEARCH FUND	December 31, 2017	For the period May 1, 2017 to December 31, 2017	For the period May 1, 2017 to December 31, 2017
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS TWENTY FUND	N/A	For the period January 1, 2017 to May 1, 2017	For the period January 1, 2017 to May 1, 2017 and the year ended December 31, 2016
JENSEN QUALITY GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LORD ABBETT VALUE OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MAINSTAY EPOCH US SMALL CAP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER CAPITAL APPRECIATION FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER GLOBAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO TOTAL RETURN FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER EQUITY INCOME VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM HIGH YIELD FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ROYCE TOTAL RETURN FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Future Funds Series Account of Great-West Life & Annuity Insurance Company

Appendix A

VICTORY RS SELECT GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VICTORY RS SMALL CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.
(b)	Exhibits
	(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).
	(2)	Not applicable.
	(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).
	(4)	Form of Group Fixed and Variable Deferred Annuity Contract is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).
	(5)	Form of Application is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).
	(6)	(a)	Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-158546).
		(b)	Bylaws of the Depositor are incorporated by reference to the Registrant’s Post- Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-158546).
	(7)	Not applicable.
	(8)	(a)	Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).
		(b)	Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
		(c)	Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
		(d)	Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

	(e)	Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).
	(f)	Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
	(g)	Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
	(h)	Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
	(i)	Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N- 4 registration statement filed on May 27, 2008 (File No. 2-89550).
	(j)	Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956); an amendment to the Fund Participation Agreement with Columbia Funds, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13, 2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).
	(k)	Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Form N-4 registration statement filed on April 30, 2010 (File No. 2-89550).
	(l)	Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).
	(m)	Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed April 18, 2013 (File No. 333-158546).
	(n)	Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc., First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC, and Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC are incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 17, 2015 (File No. 333-158546).
	(o)	Fund Participation Agreement dated April 27, 2015, with JPMorgan Distribution Services, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).
(9)	Opinion of Counsel is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 registration statement filed August 7, 2009. (File No. 333-158546).
(10)	(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not applicable.

(12)	Not applicable.
(13)	Powers of Attorney for Directors Bernbach, Coutu, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
R.L. Reynolds	(2)	Director, President, and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.A. Mahon	(1)	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director
R. Royer	(4)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President, Empower Retirement
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
E.P. Friesen	(2)	Chief Investment Officer, General Account
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales

Name	Principal Business Address	Positions and Offices with Depositor
J.E. Brown	(2)	Senior Vice President, Separate Accounts
J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2017
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2017
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2017 415,443,579 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,991,299.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,668,392 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,047,312 or 59.19% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc. (direct and indirect 71.678%)
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)

60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.00% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC))
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.00% owned by Nippon Life Insurance Company)
100.0% - Putnam Investment Holdings, L.L.C.

100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - Putnam Advisory Holdings II, LLC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - Great-West Lifeco Finance 2017 II, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% EverWest Property Management, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)

100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - H & H Associates Financial Services Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Scott Batson Financial & Insurance Services Ltd.
100.0% - Stonehouse Financial Advisory Services Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Chesterhill Investments Limited
76.0% - Radial Park Management Limited
100.0% - CL Blue Limited
100.0% - Canada Life (U.K.) Limited

100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
10.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
100.0% - Irish Life Assurance plc.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
61.468% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
48.0% - Springboard LP
77.4% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.1% - Personal Capital Corporation
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

51.8% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
10.9% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
19.8% - Ontex
5.7% - adidas
0.4% - LTI One
88.9% - FINPAR II
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
6.5% - Burberry
1.2% - Total SA (0.6% in capital)
100.0% - GBL Finance & Treasury
7.6% FINPAR II
90.0% - GBL Participations SA
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
67.4% - Serena S.á.r.l
Capital
16.6% - SGS
100.0% - Eliott Capital
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l

Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.4% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.6% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
100.0% - Miles Capital S.á.r.l
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
4.3% - GEA
3.5% - FINPAR II
F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - 10206911 Canada Inc.
100.0% - Nuglif inc.
100.0% - 10206938 Canada Inc
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
100.0% - 10206920 Canada Inc.
50.0% - Workopolis
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
H.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership.
100.0% - Potentia Solar Holdings Limited Partnership.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 10 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
55.67% - Lumenpulse Group Inc.

100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lignting Corp.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Aplhaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings ULC
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - 1069759 B.C. Unlimited Liability Company
91.6% - IntegraMed America, Inc.
21.6% - GP Strategies Corp.
42.58% - Peak Achievement Athletics Inc. (50% voting)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
14.0% - Springboard L.P.
78.9% - WealthSimple Financial Corp. (77.4% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
29.3% - Springboard II LP
63.0% - Koho Financial Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
38.0% - Springboard L.P.
6.37% - Collage Inc.
6.73% - Dialogue Technologies Inc.
12.02% - Springboard II LP
68.06% - Diagram Ventures LP
19.80% - Collage Inc.
19.41% - Dialogue Technologies Inc.
100.0% - Portag3 Ventures Participation ULC
50.1% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 14, 2018, there was 1 Group Contract Owner; 0 were Non-Qualified Group Contracts and 1 was a Qualified Group Contract.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President, and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Counsel and Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.
(e)	Registrant represents that in connection with its offering of Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.
(f)	Great-West represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2018.
FUTUREFUNDS SERIES ACCOUNT (Registrant)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2018
R. Jeffrey Orr*
/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 25, 2018
Robert L. Reynolds
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 25, 2018
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 25, 2018
John L. Bernbach*
/s/ Marcel R. Coutu	Director	April 25, 2018
Marcel R. Coutu*
Director
André R. Desmarais
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2018
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 25, 2018
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 25, 2018
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 25, 2018
Claude Généreux*
/s/ Alain Louvel	Director	April 25, 2018
Alain Louvel*

	Signature	Title	Date
	/s/ Paul A. Mahon	Director	April 25, 2018
Paul A. Mahon*
	/s/ Jerry E.A. Nickerson	Director	April 25, 2018
Jerry E.A. Nickerson*
	/s/ Raymond Royer	Director	April 25, 2018
Raymond Royer*
	/s/ T. Timothy Ryan, Jr.	Director	April 25, 2018
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 25, 2018
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 25, 2018
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 25, 2018
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2018
Ryan L. Logsdon